UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT

ANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2019

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

15	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

24	Short Duration Tax Free Fund

37	Intermediate Tax Free Fund

67	National Tax Free Fund

91	High Yield Municipal Bond Fund

112	Short Duration High Yield Municipal Bond Fund

126	California Tax Free Fund

137	New Jersey Tax Free Fund

145	New York Tax Free Fund

156	Statements of Assets and Liabilities

160	Statements of Operations

162	Statements of Changes in Net Assets

168	Financial Highlights

184	Notes to Financial Statements

204	Report of Independent Registered Public Accounting Firm

205	Supplemental Information to Shareholders

Lord Abbett Municipal Income Funds

Annual Report

For the fiscal year ended September 30, 2019

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with an overview of performance for the Municipal Income Funds for the fiscal year ended September 30, 2019. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related information.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Municipal Bond Market Review

The unemployment rate declined to 3.5%, as of September 30, 2019. Total nonfarm payroll increased by 136,000 in September 2019, compared with an average monthly gain of 223,000 over the previous 12 months. Real gross domestic product (GDP) increased 2.0% in the second quarter of 2019, lower than the 3.1% increase in the first quarter.

Municipal bond issuance for the calendar year-to-date period ended

September 30, 2019 totaled approximately $276 billion, a 9.1% increase in issuance compared with the same period of the prior year, partially due to a 29% increase in refunding issuance over the same period. Municipal yields decreased across the curve during the 12-month period ended on September 30, 2019. Longer and lower quality bonds outperformed their shorter term and higher quality counterparts during the 12-month period ended on September 30, 2019.

With many individuals facing higher tax bills due to the cap on the deduction for state and local taxes, there has been tremendous demand for the tax-exempt interest of municipal bonds, leading to a record amount of money flowing into municipal bond mutual funds. According to Lipper, year-to-date inflows, as of September 25, 2019, totaled $68.4 billion.

Credit quality fundamentals through the first three quarters of 2019 remained strong, partly due to states experiencing budget surpluses due to higher-than-expected tax collections. Rating agencies announced more upgrades than downgrades, according to data from Standard & Poor’s, Moody’s and Fitch.

	Class A Shares at NAV 12-Mo. Returns as of 9/30/19	Lipper Funds Average[1]	Bloomberg Barclays Muni Bond Index[2]	Bloomberg Barclays 1-15 Yr. Muni Bond Index[3]	Bloomberg Barclays High Yield Muni Bond Index[4]	Bloomberg Barclays Muni Bond Short 1-5 Yr. Index[5]	50% Bloomberg BC Muni 1-8 Years/50% Bloomberg BC HY Muni 1-8 Years[6]
Short Duration Tax Free Fund	4.15%	2.90%	–	–	–	3.93%	–
Intermediate Tax Free Fund	8.27%	7.05%	–	7.40%	–	–	–
National Tax Free Fund	9.70%	8.20%	8.55%	–	–	–	–
High Yield Municipal Bond Fund	9.94%	8.43%	–	–	10.01%	–	–
Short Duration High Yield Municipal Bond Fund	6.59%	8.43%	–	–	–	–	6.14%
California Tax Free Fund	9.34%	8.29%	8.55%	–	–	–	–
New Jersey Tax Free Fund	9.00%	8.05%	8.55%	–	–	–	–
New York Tax Free Fund	8.98%	8.16%	8.55%	–	–	–	–

Short Duration Tax Free Fund

The Short Duration Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Short 1-5 Year Index,5 during the 12-month period ended September 30, 2019. Relative to the benchmark, the Fund’s overweight allocation to ‘BBB’ rated bonds contributed to performance, while security selection in ‘AAA’ and ‘AA’ rated credits detracted. With regard to sectors, hospital and local general obligation (GO) bonds were among the strongest contributors to relative returns, while housing bonds and variable rate demand notes detracted.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund outperformed its benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. Security selection in bonds rated ‘BBB’ and lower led to a negative impact on relative performance. With regard to sectors, power bonds were among the strongest contributors to relative returns, while industrial development bonds detracted.

National Tax Free Fund

The National Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. The Fund’s overweight allocation to non-investment grade bonds detracted from performance. Relative to the benchmark, an underweight allocation to housing bonds contributed to performance while security selection and an underweight in the transportation sector detracted.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index,4 during the 12-month period ended September 30, 2019. As yields across the tax- free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. Security selection in bonds rated ‘BBB’ and lower detracted from relative performance. With regard to sectors, pre-refunded bonds contributed while special tax bonds led to a negative impact on relative performance.

Short Duration High Yield Municipal Bond Fund

The Short Duration High Yield Municipal Bond Fund outperformed its benchmark, a 50%/50% blend consisting of the Bloomberg Barclays Municipal 1-8 Year Index and the Bloomberg Barclays Municipal High Yield 1-8 Year Index,6 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. Security selection within ‘AA’ rated bonds led to a negative impact on relative performance. With regard to revenue sectors, housing credits detracted while transportation bonds were among the strongest contributors to relative returns.

California Tax Free Fund

The California Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. The Fund’s overweight allocation to non-investment grade bonds contributed to relative performance. With regard to sectors, housing and industrial development bonds were among the strongest contributors to relative returns, while transportation bonds detracted.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund slightly outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. The Fund’s exposure to bonds rated ‘BBB’

contributed to relative performance. With regard to sectors, an underweight to pre-refunded bonds and an overweight to government lease bonds led to a negative impact on relative performance.

New York Tax Free Fund

The New York Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2019. As yields across the tax-free curve moved lower, the Fund’s yield curve positioning relative to the benchmark led to a positive impact on relative performance. The Fund’s allocation to non-investment grade bonds led to a negative impact on relative performance. With regard to sectors, housing bonds were among the strongest contributors to relative returns, while transportation bonds detracted.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1    Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2    Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3    Bloomberg Barclays 1-15 Year Municipal Bond Index is the 1-15 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4    Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of non-investment grade, unrated or below Ba1 bonds.

5    Bloomberg Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

6    Bloomberg Barclays 1-8 Year Municipal Bond Index is the 1-8 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The Bloomberg Barclays 1-8 Year High Yield Municipal Bond Index is the 1-8 year component of the High Yield Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of non-investment grade, unrated or below Ba1 bonds.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2019. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A4	1.77%	0.80%	1.37%	-
Class C5	2.52%	0.64%	0.94%	-
Class F6	4.25%	1.36%	1.70%	-
Class F3[7]	4.44%	-	-	2.34%
Class I6	4.35%	1.46%	1.79%	-

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
1.15%	0.57%	1.28%	1.41%	1.38%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A3	5.87%	2.83%	3.67%	-
Class C4	6.62%	2.66%	3.23%	-
Class F5	8.38%	3.40%	4.01%	-
Class F3[6]	8.62%	-	-	4.82%
Class I7	8.48%	3.48%	-	4.50%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
1.39%	0.82%	1.53%	1.67%	1.63%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

7    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A4	7.19%	3.86%	4.86%	-
Class C5	8.01%	3.70%	4.43%	-
Class F6	9.80%	4.43%	5.19%	-
Class F3[7]	9.95%	-	-	6.01%
Class I8	9.91%	4.53%	-	5.32%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
1.68%	1.10%	1.82%	1.97%	1.92%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8     Class I shares commenced operations and performance for the class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays High Yield Municipal Bond Index, 85% Bloomberg Barclays High Yield Municipal Bond Index/15% Bloomberg Barclays Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A4	7.50%	5.42%	5.66%	-
Class C5	8.34%	5.27%	5.22%	-
Class F6	10.13%	6.02%	5.99%	-
Class F3[7]	10.28%	-	-	7.79%
Class I8	10.25%	6.10%	-	5.97%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
2.63%	2.07%	2.79%	2.93%	2.89%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on July 26, 2010. Performance is at net asset value.

Short Duration High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the 50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays High Yield Municipal 1-8 Year Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	Life of Class
Class A3	4.18%	3.12%
Class C4	4.90%	2.94%
Class F5	6.70%	3.77%
Class F3[6]	6.86%	4.85%
Class I5	6.80%	3.89%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
2.04%	1.43%	2.19%	2.33%	2.28%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using SEC required uniform method to compute such return.

4    Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Class F and Class I commenced operations on June 1, 2015 and performance for each class began on June 15, 2015. Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A5	6.86%	3.82%	4.71%	-
Class C6	7.68%	3.64%	4.27%	-
Class F7	9.55%	4.39%	5.04%	-
Class F3[8]	9.59%	-	-	5.70%
Class I9	9.56%	4.47%	-	6.33%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
1.50%	0.91%	1.63%	1.75%	1.73%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A5	6.61%	3.66%	4.21%	-
Class F6	9.10%	4.22%	4.54%	-
Class F3[7]	9.22%	-	-	5.90%
Class I8	9.20%	4.37%	-	5.62%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class F	Class F3	Class I
1.41%	1.54%	1.68%	1.64%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A5	6.48%	3.24%	4.06%	-
Class C6	7.33%	3.06%	3.64%	-
Class F7	9.08%	3.81%	4.41%	-
Class F3[8]	9.32%	-	-	4.95%
Class I9	9.29%	3.93%	-	5.26%

Standardized Yield for the Period Ended September 30, 2019

Class A	Class C	Class F	Class F3	Class I
1.33%	0.74%	1.46%	1.59%	1.56%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2019, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 through September 30, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/19 – 9/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,019.50	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$1,016.40	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.38
Class F
Actual	$1,000.00	$1,020.00	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class F3
Actual	$1,000.00	$1,020.70	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.96	$2.13
Class I
Actual	$1,000.00	$1,020.50	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.42% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	10.62%
AA+	5.94%
AA	5.78%
AA-	7.31%
A+	13.69%
A	12.51%
A-	9.98%
BBB+	12.92%
BBB	3.60%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	5.87%
BB+	0.78%
BB	0.17%
BB-	2.65%
B+	0.33%
B-	0.33%
CC	0.14%
NR	7.38%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,039.30	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class C
Actual	$1,000.00	$1,037.10	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.68
Class F
Actual	$1,000.00	$1,039.80	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.09
Class F3
Actual	$1,000.00	$1,041.40	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.38
Class I
Actual	$1,000.00	$1,040.30	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.32% for Class C, 0.61% for Class F, 0.47% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.59%
AA+	7.01%
AA	9.85%
AA-	11.08%
A+	13.90%
A	8.60%
A-	9.67%
BBB+	9.66%
BBB	4.36%
BBB-	6.80%
BB+	1.16%
Credit Rating:
S&P or Moody’s(a)	%*
BB	1.68%
BB-	2.55%
B+	1.03%
B	0.13%
B-	1.45%
CC	0.31%
C	0.08%
D	0.18%
NR	6.91%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,049.30	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class C
Actual	$1,000.00	$1,046.90	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$1,049.80	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class F3
Actual	$1,000.00	$1,051.50	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.64
Class I
Actual	$1,000.00	$1,051.30	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.39% for Class C, 0.67% for Class F, 0.52% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.37%
AA+	5.62%
AA	10.25%
AA-	9.26%
A+	8.56%
A	12.31%
A-	11.12%
BBB+	11.55%
BBB	8.26%
BBB-	8.42%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.57%
BB	0.70%
BB-	2.20%
B+	0.83%
B	0.40%
B-	0.79%
CCC+	0.04%
CC	0.31%
NR	6.44%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,059.70	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class C
Actual	$1,000.00	$1,057.20	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,060.10	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$1,060.90	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class I
Actual	$1,000.00	$1,060.70	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.40% for Class C, 0.68% for Class F, 0.55% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.35%
AA+	0.47%
AA	1.37%
AA-	1.13%
A+	0.71%
A	4.01%
A-	5.28%
BBB+	9.35%
BBB	6.27%
BBB-	6.47%
BB+	4.96%
BB	4.38%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	7.23%
B+	3.31%
B	2.76%
B-	3.99%
CCC+	0.46%
CCC	0.38%
CC	1.86%
C	0.12%
D	0.87%
NR	33.27%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,035.40	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class C
Actual	$1,000.00	$1,032.70	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class F
Actual	$1,000.00	$1,035.90	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class F3
Actual	$1,000.00	$1,037.40	$1.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.56	$1.52
Class I
Actual	$1,000.00	$1,037.10	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.21% for Class C, 0.45% for Class F, 0.30% for Class F3, and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.72%
AA+	0.77%
AA	2.52%
AA-	1.75%
A+	1.97%
A	0.61%
A-	7.23%
BBB+	9.23%
BBB	8.55%
BBB-	12.92%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	5.83%
BB	3.98%
BB-	9.56%
B+	3.33%
B	1.95%
B-	3.59%
CC	1.75%
C	0.44%
NR	22.30%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,051.90	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class C
Actual	$1,000.00	$1,048.70	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,052.40	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$1,053.10	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84
Class I
Actual	$1,000.00	$1,053.00	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.40% for Class C, 0.68% for Class F, 0.56% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.43%
AA+	5.92%
AA	17.47%
AA-	16.34%
A+	6.77%
A	7.43%
A-	11.86%
BBB+	11.60%
BBB	4.38%
BBB-	2.64%
BB+	0.98%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.51%
BB-	1.34%
B+	0.12%
B	0.24%
B-	0.25%
CCC+	0.10%
CCC	0.39%
CC	0.50%
D	0.15%
NR	8.58%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,045.10	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class F
Actual	$1,000.00	$1,045.60	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$1,048.20	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class I
Actual	$1,000.00	$1,048.20	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.55%
AA+	3.13%
AA	12.81%
AA-	14.23%
A+	13.52%
A	4.07%
A-	2.95%
BBB+	26.27%
Credit Rating:
S&P or Moody’s(a)	%*
BBB	7.24%
BBB-	1.94%
BB+	0.71%
BB	2.77%
BB-	0.34%
CC	0.81%
NR	3.66%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/19	9/30/19	4/1/19 - 9/30/19
Class A
Actual	$1,000.00	$1,043.10	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,040.00	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,043.60	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class F3
Actual	$1,000.00	$1,045.20	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84
Class I
Actual	$1,000.00	$1,045.10	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.40% for Class C, 0.69% for Class F, 0.56% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	6.95%
AA+	19.94%
AA	12.40%
AA-	9.07%
A+	8.40%
A	3.20%
A-	10.97%
BBB+	4.19%
BBB	4.95%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	10.90%
BB+	0.60%
BB	0.26%
BB-	0.83%
B+	0.42%
B-	0.46%
CC	0.86%
NR	5.60%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 87.51%

Corporate-Backed 8.48%
CA Poll Ctr–Republic Svcs†	1.35%	#(b)	8/1/2024	BBB+	$4,000	$3,999,520
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	253,505
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,282,850
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	1,705	1,712,775
LA St John Parish–Marathon Oil(c)	2.10%	#(b)	6/1/2037	BBB	8,000	8,040,240
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	1,400	1,442,728
Mobile IDB–AL Power	2.90%	#(b)	7/15/2034	A1	20,000	20,872,400
Montgomery Co IDA–Peco Generation	2.50%	#(b)	10/1/2030	BBB+	11,875	11,940,075
Montgomery Co IDA–Peco Generation	2.55%	#(b)	6/1/2029	BBB+	5,000	5,037,500
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	11,310	11,777,216
NH Bus Fin Auth- United Illuminating	2.80%	#(b)	10/1/2033	A-	5,000	5,231,950
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750	784,867
OH Air Dev Auth–AEP(c)	2.40%	#(b)	12/1/2038	Baa1	3,000	3,020,880
OR Bus Dev Comn–Intel Corp	2.40%	#(b)	12/1/2040	A+	10,500	10,833,060
Selma IDB–Intl Paper(c)	2.00%	#(b)	11/1/2033	BBB	2,625	2,631,011
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB	8,500	8,963,675
Tuscaloosa IDA–Hunt Refining Proj†	4.50%		5/1/2032	NR	6,475	7,244,036
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	10,433,200
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB	4,250	4,416,685
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	2,261,360
Total						123,179,533

Education 3.00%
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2020	NR	400	409,624
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2022	NR	750	806,227
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,212,700
Cap Trust Ed Facs–Renaissance Charter Advantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR	1,415	1,464,596
Chicago Brd Ed	5.00%		12/1/2019	BB-	1,210	1,215,602
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,084,070
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,014,800
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2021	BBB-	365	380,596
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2022	BBB-	355	380,326
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2023	BBB-	410	450,020
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2024	BBB-	640	718,208
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2025	BBB-	675	773,260

24	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR	$225	$225,000
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,535	1,718,049
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,128,100
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.963%	#(b)	12/1/2022	A+	2,000	2,036,020
OH HI Ed–Case Western Univ	1.882% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	7,996,480
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	473,845
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,098,370
Univ of North Carolina–Chapel Hill	1.75% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,004,200
Total						43,590,093

Energy 0.57%
PEFA Gas	5.00%	#(b)	9/1/2049	A3	7,000	8,281,560

General Obligation 18.43%
CA State GO	2.157% (1 Mo. LIBOR * .70 + .70%	)#	12/1/2028	AA-	8,000	8,023,600
CA State GO	2.217% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	AA-	2,000	2,013,020
CA State GO	5.00%		9/1/2020	AA-	10,000	10,344,200
Chicago Brd Ed	4.00%		12/1/2020	BB-	3,000	3,064,080
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,533,960
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,937,150
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,745,868
Chicago Brd Ed	4.00%		12/1/2022	BB-	4,000	4,214,760
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,978,537
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,685,178
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,639,196
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,341,753
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,887,977
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,553,000
Cook Co GO	5.25%		11/15/2033	AA-	6,525	6,765,838
CT State GO	5.00%		8/15/2021	A1	5,000	5,334,750
CT State GO	5.00%		6/15/2022	A1	3,250	3,559,205
CT State GO	5.00%		11/1/2022	A1	7,700	8,256,864
CT State GO	5.00%		4/15/2025	A1	7,000	8,252,300
CT State GO	5.00%		10/15/2026	A1	5,000	6,098,150
CT State GO	5.00%		9/15/2030	A1	1,725	1,890,065
Fall River GO	3.50%		2/7/2020	NR	20,000	20,157,800
Hammond Local Pub Imp	3.10%		12/31/2019	NR	3,290	3,298,620

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
HI State GO	5.00%		11/1/2021	AA+		$5,000	$5,385,150
IL State GO	5.00%		8/1/2020	BBB-		14,430	14,771,125
IL State GO	5.00%		2/1/2021	BBB-		3,000	3,111,870
IL State GO	5.00%		11/1/2023	BBB-		10,000	10,950,200
IL State GO	5.00%		11/1/2026	BBB-		5,240	5,947,033
IL State GO	5.25%		2/1/2030	BBB-		3,000	3,303,420
IL State GO	5.25%		2/1/2032	BBB-		10,000	10,962,200
Katy TX ISD	1.638% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA		17,370	17,360,620
New Caney ISD	3.00%	#(b)	2/15/2050	Aaa		5,000	5,138,650
NJ EDA–Motor Vehicle Surcharge	4.00%		7/1/2022	BBB+		3,500	3,691,905
NYC GO	5.00%		8/1/2021	Aa1		7,410	7,909,804
NYC GO	5.00%		10/1/2033	Aa1		3,190	3,521,154
PA State GO	5.00%		7/15/2029	Aa3		10,000	12,970,100
Philadelphia GO	5.00%		2/1/2025	A		2,140	2,520,278
Philadelphia GO	5.00%		2/1/2026	A		1,000	1,208,480
Philadelphia GO	5.00%		2/1/2027	A		1,250	1,540,775
Philadelphia GO	5.00%		2/1/2028	A		2,000	2,511,920
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2		2,500	2,579,325
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2		930	990,264
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2		550	603,350
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2		500	563,390
Prince Georges Co GO	4.00%		8/1/2031	AAA		7,690	8,392,174
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		4,415	4,526,788
Scranton Sch Dist	2.271% (1 Mo. LIBOR * .68 + .85%	)#	4/1/2031	A2		5,590	5,596,428
West Fargo GO	2.15%		5/1/2021	NR		5,000	5,002,800
Total							267,635,074

Health Care 14.78%
AK IDA–Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,002,230
Allegheny Co Hosp Auth–UPMC	5.00%		7/15/2029	A+		4,000	5,134,000
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,008,000
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		980	1,004,676
CA Hlth–St Joseph Hlth	5.00%	#(b)	7/1/2043	AA-		5,000	5,006,450
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,589,190
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,291,220
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	2,800	2,817,920
CO Hlth Fac Auth–CommonSpirit	5.00%	#(b)	8/1/2049	BBB+		7,000	8,310,610

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CO Hlth Facs–Christian Living	4.00%		1/1/2021	NR		$350	$359,009
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,707,720
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,293,647
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		2,100	2,149,014
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,621,989
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500	548,295
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,851,762
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,176,380
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,676,625
ID HFA–Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,589,758
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(b)	7/15/2057	AA+		4,000	4,438,320
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	1,225	1,361,502
IL Fin Auth–Presence Health	5.00%		2/15/2021	AA+		5,095	5,346,387
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		4,000	4,346,240
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	519,915
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	746,937
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		2,600	2,600,988
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	805	857,172
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(d)	650	722,118
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,093,064
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(d)	1,720	1,839,162
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(d)	990	1,125,095
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	731,668
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	535,050
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	678,108
MA DFA–Partners Hlth	2.08% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	5,002,500
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,333,033
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,326,197
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+		800	938,128
Maricopa Co IDA–Banner Health	2.15% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-		5,000	5,012,800
Maricopa CO IDA–Honor Health	5.00%		9/1/2021	A2		750	800,655
Maricopa CO IDA–Honor Health	5.00%		9/1/2022	A2		750	824,325
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,075,390
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,787,547
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,622,875
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Ba1		1,235	1,244,719

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Ba1		$2,000	$2,070,480
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2026	A		1,150	1,397,066
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2027	A		1,500	1,850,235
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2028	A		1,850	2,318,198
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2029	A		1,000	1,275,790
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		2,000	2,051,500
MS Equip Facs–MS Baptist Hlth	2.88% (MUNIPSA * 1 + 1.30%	)#	8/15/2036	BBB+		7,000	7,016,870
MS Hosp–Baptist Memorial Health	1.80%	#(b)	9/1/2022	NR		2,885	2,885,346
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,318,181
NC Hsg Fin Agency	4.00%		1/1/2050	AA+		2,500	2,759,575
NC Med–Southminster	5.00%		10/1/2023	NR		750	823,905
NC Med Care Comm–Wake Forest Baptist	2.20%	#(b)	12/1/2048	A		15,000	15,174,900
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,783,896
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	950,895
Northampton Co–St. Lukes Univ Hlth	2.502% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000	8,017,120
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,734,525
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,505,085
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,023,850
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,700	1,775,004
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	642,494
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	954,848
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,607,578
Palomar Hlth	5.00%		11/1/2021	BBB		500	531,275
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,956,400
Pinellas Co IDA–Patel Foundation	5.00%		7/1/2029	NR		1,250	1,499,338
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		500	511,435
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	3,070	3,197,466
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,100,290
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,530,698
Southcentral PA Auth–Wellspan Hlth	2.18% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		9,000	9,000,990
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	NR		1,230	1,235,363
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,306,129
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		550	550,358
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,082,722
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(d)	500	587,220

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
WA Hlth–Fred Hutchinson Cancer Ctr	2.471% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		$4,000	$4,027,640
WA Hlth Fac Auth–CommonSpirit	5.00%	#(b)	8/1/2049	BBB+		8,000	9,492,640
WA St Hsg–Transforming Age(c)	2.375%		1/1/2026	BB	(d)	1,275	1,276,390
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		455	460,551
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,376,552
Total							214,709,188

Housing 3.57%
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,605	6,227,716
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa2		5,000	5,472,500
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		6,000	6,606,300
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,925	5,423,804
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		5,160	5,677,238
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		5,000	5,455,600
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		5,000	5,564,150
OH State Fin Agy	4.50%		3/1/2050	Aaa		5,000	5,595,700
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3		100	110,968
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		175	206,642
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa		5,000	5,516,300
Total							51,856,918

Lease Obligations 4.55%
CA Pub Wks–Lease Rev	5.00%		10/1/2026	A+		1,500	1,860,360
CA Pub Wks–Lease Rev	5.00%		10/1/2027	A+		3,300	4,180,869
Comm of PA COPS	5.00%		7/1/2023	A2		500	561,390
Comm of PA COPS	5.00%		7/1/2025	A2		500	590,520
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+		4,490	4,742,967
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+		2,310	2,488,424
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+		515	559,414
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1		900	977,616
NJ EDA–Sch Facs	5.00%		11/1/2022	BBB+		3,275	3,593,657
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		3,565	3,937,828
NJ EDA–Sch Facs	5.00%		3/1/2025	BBB+		5,205	5,709,104
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1		1,250	1,443,750
NJ EDA–Sch Facs	5.00%		6/15/2026	BBB+		4,000	4,699,920
NJ Trans Trust Fund	5.00%		6/15/2021	A+		4,500	4,760,595
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		1,250	1,411,988

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	$7,000	$8,064,210
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,622,125
Twin Rivers USD COP (AGM)	3.20%	#(b)	6/1/2041	AA	1,910	1,912,884
Total						66,117,621

Other Revenue 2.21%
CA Infra–Paul Getty Trust	1.866% (3 Mo. LIBOR * .70 + .37%	)#	4/1/2038	AAA	7,500	7,506,975
CA St Infra–LA Co Museum of Art	2.088% (1 Mo. LIBOR * .70 + .65%	)#	12/1/2050	A3	4,000	4,011,240
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,793,395
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,131,200
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,271,775
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850	5,633,566
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	375	376,065
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,380,058
Total						32,104,274

Special Tax 1.34%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	810	862,796
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	271,990
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,642,500	(e)
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,168,733
CT Spl Tax–Trans Infra	5.00%		10/1/2022	A+	3,400	3,752,682
CT Spl Tax–Trans Infra	5.00%		1/1/2026	A+	5,000	6,019,950
Peninsula Town Center†	4.00%		9/1/2023	NR	225	234,434
Village CDD #12†	3.25%		5/1/2023	NR	500	511,160
Total						19,464,245

Tax Revenue 1.10%
IL State Sales Tax	5.00%		6/15/2024	BBB	7,245	8,085,637
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,268,300
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,570,040
Total						15,923,977

Tobacco 2.90%
Buckeye Tobacco	5.125%		6/1/2024	B-	4,720	4,720,047
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,448,090
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,258,909
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,744,050

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		$16,010	$16,972,201
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	4,001,440
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		5,260	5,379,875
TSASC	5.00%		6/1/2021	A		1,500	1,587,330
Total							42,111,942

Transportation 8.55%
Bay Area Toll Auth	2.173% (3 Mo. LIBOR * .70 + .55%	)#	4/1/2045	AA		10,800	10,820,520
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,428,996
Central TX Mobility Auth	4.00%		1/1/2022	BBB+		5,000	5,193,650
Central TX Mobility Auth	5.00%	#(b)	1/1/2045	A-		5,000	5,124,350
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB		9,000	10,210,230
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,335,980
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	491,541
Denver City & Co Arpt	2.322% (1 Mo. LIBOR * .70 + .86%	)#	11/15/2031	A+		2,550	2,551,249
E470 Pub Hwy Auth	1.791% (1 Mo. LIBOR * .67 + .42%	)#	9/1/2039	A		6,000	6,000,240
E470 Pub Hwy Auth	2.421% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A		2,000	2,018,040
Grand Parkway Trans Corp	5.00%		2/1/2023	A+	(d)	10,030	11,154,062
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,254,826
LA Offshore Term Auth–LOOP	2.00%	#(b)	10/1/2040	BBB+		2,000	2,019,340
MD EDC–CNX Marine Terminals	5.75%		9/1/2025	BB-		3,500	3,591,910
MTA NY	5.00%		5/15/2021	NR		15,000	15,836,550
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,830,420
NJ Tpk Auth	2.212% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	NR		2,500	2,517,025
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,045,250
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,976,928
NJ Trans Trust Fund	2.78% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	BBB+		10,030	10,092,788
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,210	8,057,608
PA Tpk Commn	5.00%		12/1/2025	A1		150	180,717
PA Tpk Commn	5.00%		12/1/2026	A1		400	495,564
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	BBB+		3,050	3,123,840
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,796,636
Total							124,148,260

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 18.03%
American Muni Pwr–Hydroelec Proj	2.25%	#(b)	2/15/2048	A	$6,500	$6,544,590
American Muni Pwr- Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	2,500	2,722,975
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	206,296
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,569,197
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,042,180
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,145,860
Chicago Water	5.00%		11/1/2022	A	1,000	1,099,200
Chicago Water	5.00%		11/1/2022	A	5,680	6,243,456
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,053,475
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,718,855
Detroit Water	5.00%		7/1/2021	AA-	420	446,149
Detroit Water	5.00%		7/1/2022	AA-	500	548,050
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A2	3,000	3,101,010
Farmington Poll Ctl–NM Pub Svc	1.875%	#(b)	4/1/2033	BBB+	4,000	4,012,320
Floyd CO Dev–GA Power	2.35%	#(b)	7/1/2022	Baa1	1,500	1,513,035
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,000,000
IL Fin Auth–Peoples Gas	1.875%	#(b)	2/1/2033	Aa3	6,500	6,508,190
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1	1,700	1,754,366
KY PCR–KY Util Comp	1.55%	#(b)	9/1/2042	A1	11,250	11,192,513
KY Public Energy Auth–BP	4.00%	#(b)	1/1/2049	A1	9,275	10,254,811
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	4/1/2048	A3	15,435	16,783,402
Lehigh Co IDA–PPL Elec Util	1.80%	#(b)	2/15/2027	A1	10,660	10,740,376
Long Island Power Auth	2.212% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	10,050,400
Long Island Power Auth	5.00%		9/1/2026	A	500	617,335
Long Island Power Auth	5.00%		9/1/2027	A	500	629,330
Louisa VA IDA–VA Elec & Pwr CO	1.90%	#(b)	11/1/2035	A2	5,000	5,065,400
Louisville/Jeff Co Poll Ctrl–Louisville	1.85%	#(b)	10/1/2033	A1	5,000	5,031,000
Main St Nat Gas–RBC	4.00%	#(b)	4/1/2048	Aa2	8,000	8,655,840
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(b)	6/1/2043	BBB+	7,500	7,536,900
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500	28,421,250
MEAG–Proj 1	5.00%		1/1/2021	A2	7,000	7,303,240
Monroe Co PCR–Gulf Power	2.00%	#(b)	9/1/2037	A2	6,000	6,016,860
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3	5,000	5,438,600
NY Elec Sys–LIPA	1.65%	#(b)	9/1/2049	A	4,000	3,995,840
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,061,060
Philadelphia Gas Works	5.00%		8/1/2023	A	850	961,996

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Philadelphia Gas Works		5.00%		8/1/2024	A	$800	$929,120
PR Aqueduct & Swr Auth		5.00%		7/1/2022	Ca	2,000	2,100,000
PR Elec Pwr Auth(f)		5.25%		7/1/2018	NR	2,000	1,560,000
Rockport IN Wtr Pollution Ctl		1.35%	#(b)	7/1/2025	A-	2,000	1,986,280
Rockport IN Wtr Pollution Ctl		1.35%	#(b)	7/1/2025	A-	2,150	2,135,251
SA Energy Acquisition Pub Fac–Goldman Sachs		5.50%		8/1/2021	A3	4,350	4,641,581
San Antonio Elec & Gas		2.75%	#(b)	2/1/2048	Aa2	8,000	8,297,040
San Antonio Water System		2.625%	#(b)	5/1/2049	AA	5,000	5,234,750
SE AL Gas Dist–Goldman Sachs		4.00%	#(b)	4/1/2049	A3	14,250	15,428,332
TEAC–Goldman Sachs		4.00%	#(b)	5/1/2048	A3	6,000	6,418,020
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2019	A3	1,000	1,006,800
Wise Co IDA–VA Elec & Pwr Co		2.15%	#(b)	10/1/2040	A2	13,430	13,505,208
WV EDA–Appalachian Pwr		2.55%	#(b)	3/1/2040	A-	2,000	2,083,020
WV EDA–Appalachian Pwr		2.625%	#(b)	12/1/2042	A-	3,000	3,086,670
York Co VA IDA–VA Elec & Pwr CO		1.90%	#(b)	5/1/2033	A2	5,500	5,561,160
Total							261,958,589
Total Municipal Bonds (cost $1,245,678,531)							1,271,081,274

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 12.24%

Variable Rate Demand Notes 12.24%

Corporate-Backed 0.07%
PSL North America	2.63%	10/3/2019		11/1/2032	BBB-	1,000	1,000,000

Education 0.26%
Met Govt Nashville H & E–Fisk Univ	1.70%	10/3/2019		12/1/2020	NR	3,835	3,835,000

General Obligation 0.75%
NYC GO	1.77%	10/1/2019		3/1/2034	Aa1	10,900	10,900,000

Health Care 4.70%
AR DFA–Baptist Mem Hlth	2.03%	10/3/2019		9/1/2044	BBB+	15,000	15,000,000
NJ Hlth–Christian Hlth Care Ctr	1.87%	10/3/2019		7/1/2038	BBB+	6,045	6,045,000
NM Hsp–Presbyterian Hlthcare	1.77%	10/1/2019		8/1/2034	AA	855	855,000
OH Hsp–Cleveland Clinic	1.75%	10/1/2019		1/1/2052	AA	20,455	20,455,000

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Health Care (continued)
WV United Health Sys	1.77%	10/3/2019	6/1/2033	A	$26,005	$26,005,000
Total						68,360,000

Housing 0.70%
IN Hsg & Cmnty Dev–SF Mtge
Rev (GNMA)	1.85%	10/1/2019	7/1/2047	Aaa	10,200	10,200,000

Lease Obligations 0.31%
Montgomery Co Pub Bldg Auth	1.63%	10/3/2019	11/1/2027	Aa2	4,465	4,465,000

Money Market Securities 0.82%
NYC TFA–Future Tax	1.77%	10/1/2019	11/1/2022	AAA	11,875	11,875,000

Other Revenue 0.32%
WI Hlth & Ed–Maranatha Baptist	2.08%	10/3/2019	8/1/2026	BBB+	4,675	4,675,000

Special Tax 0.34%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2042	AAA	4,900	4,900,000

Tax Revenue 2.61%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2045	AAA	1,000	1,000,000
NYC TFA–Future Tax	1.75%	10/1/2019	2/1/2045	AAA	505	505,000
NYC TFA–Future Tax	1.77%	10/1/2019	11/1/2044	AAA	6,100	6,100,000
NYC TFA–Future Tax	1.77%	10/1/2019	5/1/2034	AAA	27,815	27,815,000
NYC TFA–Future Tax	1.82%	10/1/2019	11/1/2022	AAA	2,500	2,500,000
Total						37,920,000

Utilities 1.36%
NYC Muni Wtr	1.78%	10/1/2019	6/15/2049	AA+	2,100	2,100,000
NYC Wtr & Swr	1.76%	10/1/2019	6/15/2045	AAA	17,620	17,620,000
Total						19,720,000
Total Short-Term Investments (cost $177,850,000)						177,850,000
Total Investments in Securities 99.75% (cost $1,423,528,531)						1,448,931,274
Cash and Other Assets in Excess of Liabilities 0.25%						3,592,317
Net Assets 100.00%						$1,452,523,591

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2019

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Insured by–Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $30,293,490, which represents 2.09% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Defaulted (non-income producing security).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$13,821,745	$5,642,500	$19,464,245
Remaining Industries	–	1,251,617,029	–	1,251,617,029
Short-Term Investments
Variable Rate Demand Notes	–	177,850,000	–	177,850,000
Total	$–	$1,443,288,774	$5,642,500	$1,448,931,274

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	35

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$–
Accrued Discounts (Premiums)	(3,036)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	599,436
Purchases	5,046,100
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of September 30, 2019	$5,642,500
Change in unrealized appreciation/depreciation for year ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$599,436

36	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.39%

Corporate-Backed 8.09%
AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	$2,300	$2,334,684
Arista Met District	5.00%		12/1/2038	NR	1,240	1,337,464
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,975,048
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	607,228
CA MFA–Waste Mgmt AMT(c)	2.40%	#(b)	10/1/2044	A-	6,250	6,300,500
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,565,208
Chandler AZ IDA–Intel Corp AMT	2.70%	#(b)	12/1/2037	A+	7,250	7,517,017
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,478,375
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	259,505
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	674,894
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,750	1,907,465
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,233,896
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	2,525	3,031,944
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,282,850
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	10,000	10,915,100
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B+	3,365	3,537,793
IN Fin Auth–US Steel	6.00%		12/1/2019	B	3,700	3,724,383
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,979,842
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,643,272
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,185,400
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	8,850	9,425,604
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	6,780	7,065,167
LA St John Parish–Marathon Oil(c)	2.20%	#(b)	6/1/2037	BBB	7,500	7,561,875
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	1,800	1,963,512
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+	6,000	6,087,780
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	2,800	2,885,456
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,567,120
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	2,570	1,628,738
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,588,800
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,864,400
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500	10,933,755
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	2,975	3,152,191
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650	4,866,179
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,828,460
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	6,775	7,292,678
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	13,820	15,156,670

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NJ EDA–Sch Facs	5.00%		6/15/2030	A-	(e)	$2,000	$2,342,280
NJ EDA–Sch Facs	5.00%		6/15/2033	A-	(e)	2,000	2,316,420
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-		8,200	9,418,192
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	BB-		12,750	13,405,095
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		3,100	3,246,754
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+		2,330	2,536,135
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+		3,500	3,781,645
OH Air Dev Auth–AEP AMT(c)	2.60%	#(b)	6/1/2041	Baa1		3,250	3,265,438
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,953,360
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	4,060,013
OK DFA–Waste Mgmt	2.375%	#(b)	12/1/2021	A-		1,665	1,693,105
PA Dev Fin Auth–Covanta AMT†	3.25%		8/1/2039	B		1,035	1,035,424
PA EDA–Procter & Gamble AMT	5.375%		3/1/2031	AA-		1,325	1,731,656
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,122,600
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB		7,710	8,340,447
Selma IDB–Intl Paper(c)	2.00%	#(b)	11/1/2033	BBB		1,000	1,002,290
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB		13,400	14,130,970
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(b)	6/1/2035	BB-		5,000	5,646,050
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR		6,950	8,018,215
VA Small Bus Fing–Covanta AMT†	5.00%	#(b)	1/1/2048	B		440	469,660
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,433,200
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		930	1,016,471
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,835,900
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB		7,500	7,794,150
West Pace Coop Dist(d)	9.125%		5/1/2039	NR		4,900	2,842,000	(f)
Whiting Env Facs–BP AMT	5.00%	#(b)	11/1/2045	A1		6,855	7,530,217
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1		5,000	5,231,950
WI PFA–American Dream†	5.00%		12/1/2027	NR		7,000	7,914,760
WI PFA–American Dream†	6.75%		12/1/2042	NR		5,000	5,934,000
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB+		3,750	4,089,338
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB		2,125	2,265,271
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB		6,500	7,503,015
Total							377,266,274

Education 4.65%
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1		420	475,209
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1		430	483,234
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,402,350

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
CA State Univ Sys	5.00%	11/1/2026	Aa2	$2,750	$3,374,333
Cap Trust Ed Facs–Renaissance Charter†	5.00%	6/15/2039	NR	2,160	2,284,481
Chicago Brd Ed	5.00%	12/1/2034	BB-	3,000	3,437,820
Chicago Brd Ed	5.00%	12/1/2036	BB-	9,000	10,258,020
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,908,001
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,836,210
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,558,569
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	1,821,924
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,295,620
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,768,736
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,276,844
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,001,240
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,377,267
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,636,755
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,293,920
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,954,135
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,122,280
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,084,993
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,850,400
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,700,010
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,630,450
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,956,050
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,969,225
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	750	814,980
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,092,260
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,972,150
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,913,600
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,943,191
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,092,671
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,085,497
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,403,540
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	600,255
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,852,486
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,920,451
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,284,518
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,638,960
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2029	A3	1,500	1,726,905

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	A3	$1,360	$1,560,722
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,160,900
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	3,130,252
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,200,430
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,914,032
Univ of Connecticut	5.00%		11/1/2032	A+	3,740	4,649,082
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,421,530
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,572,031
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,753,412
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,748,019
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,968,422
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,158,225
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,311,099
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	3,993,492
Total						216,641,188

Energy 0.25%
PEFA Gas	5.00%	#(b)	9/1/2049	A3	10,000	11,830,800

Financial Services 0.61%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	A	2,280	2,534,220
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	A	1,315	1,606,601
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	16,207,800
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,570,336
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,975,006
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,645,976
Total						28,539,939

General Obligation 16.36%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,620,900
Bellwood GO	6.15%		12/1/2032	A	3,770	4,277,744
Birdville ISD GTD	4.00%		2/15/2038	AAA	3,235	3,683,824
CA State GO	2.217% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	AA-	5,000	5,032,550
CA State GO	3.00%		10/1/2033	AA-	3,750	4,011,600
CA State GO	4.00%		8/1/2031	AA-	5,000	5,753,900
CA State GO	5.00%		10/1/2027	AA-	10,000	11,280,500
CA State GO	5.00%		9/1/2030	AA-	10,000	12,008,900
CA State GO	5.00%		4/1/2032	AA-	13,850	18,962,035

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CA State GO	5.25%	3/1/2022	AA-	$6,320	$6,427,124
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,444,840
Chicago Brd Ed	4.00%	12/1/2027	BB-	4,500	4,880,385
Chicago Brd Ed	5.00%	12/1/2029	BB-	3,000	3,550,980
Chicago Brd Ed	5.00%	12/1/2030	BB-	3,100	3,650,343
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,500	1,757,670
Chicago Brd Ed	5.00%	12/1/2031	BB-	3,100	3,178,399
Chicago Brd Ed	5.00%	12/1/2032	BB-	1,200	1,402,224
Chicago Brd Ed	5.00%	12/1/2033	BB-	900	1,048,914
Chicago Brd Ed	5.00%	12/1/2034	BB-	475	551,736
Chicago Brd Ed	5.00%	12/1/2035	BB-	450	521,118
Chicago Brd Ed	5.00%	12/1/2046	BB-	7,500	8,492,625
Chicago Brd Ed†	6.75%	12/1/2030	BB-	5,000	6,494,700
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,444,098
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2026	Baa2	1,510	1,240,480
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,205,508
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,524,900
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,857,220
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,487,311
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,242,472
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,496,211
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,347,888
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,118,300
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,390,200
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,195,174
Chicago GO	6.00%	1/1/2038	BBB+	17,835	21,305,156
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,613,610
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	8,162,485
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,695,311
Clark Co GO	4.00%	6/1/2037	AA+	6,890	7,933,008
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,834,210
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,575,972
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,194,000
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,352,450
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,558,540
Cook Co GO	5.25%	11/15/2023	AA-	10,510	11,273,026
CT State GO	4.00%	4/15/2037	A1	1,825	2,072,288

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CT State GO	4.00%	6/15/2037	A1	$775	$873,123
CT State GO	4.00%	4/15/2038	A1	7,460	8,443,079
CT State GO	5.00%	10/15/2028	A1	12,500	15,155,625
CT State GO	5.00%	6/15/2032	A1	2,000	2,468,580
CT State GO	5.00%	6/15/2034	A1	1,100	1,349,722
CT State GO	5.00%	6/15/2035	A1	1,125	1,376,471
CT State GO	5.00%	4/15/2036	A1	1,150	1,424,816
Deforest Sch Dist	3.00%	4/1/2038	AA+	4,000	4,096,320
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	257,897
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,816,644
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,366,841
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,665,366
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,687,224
HI State GO	5.00%	8/1/2026	AA+	7,590	8,892,064
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	6,829,675
Hinsdale GO	4.00%	1/15/2038	AAA	6,300	7,070,931
Hinsdale GO	4.00%	1/15/2039	AAA	6,550	7,335,345
Houston GO	5.00%	3/1/2024	AA	2,000	2,302,760
Howard Co GO	3.00%	8/15/2036	AAA	1,910	1,994,995
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,335,233
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,549,290
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,969,820
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,853,756
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,503,714
IL State GO	5.00%	11/1/2026	BBB-	10,000	11,349,300
IL State GO	5.00%	1/1/2027	BBB-	12,010	13,523,500
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,693,350
IL State GO	5.00%	2/1/2028	BBB-	13,620	15,561,259
IL State GO	5.00%	11/1/2028	BBB-	11,280	12,890,671
IL State GO	5.00%	2/1/2029	BBB-	5,440	6,208,672
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,175,872
IL State GO	5.00%	10/1/2032	BBB-	8,300	9,551,142
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,741,700
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,903,550
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,601,929
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,441,700
IL State GO	6.00%	5/1/2026	BBB-	6,000	7,199,580

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
LA State GO	5.00%	5/1/2028	AA-	$11,180	$13,300,175
LA State GO	5.00%	3/1/2031	AA-	5,000	6,393,800
Lake Cnty IL Sch Dist #113(c)	4.00%	1/1/2032	Aaa	4,130	4,786,505
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,941,691
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,898,110
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,993,197
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,480,963
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,820,025
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,613,840
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,790,325
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,073,725
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,106,200
NJ State GO	5.00%	6/1/2027	A-	3,650	4,512,933
NJ State GO	5.00%	6/1/2029	A-	5,000	6,129,650
NV State GO	5.00%	11/1/2026	AA	7,500	8,975,850
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,874,675
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,441,240
NYC GO	5.00%	8/1/2022	Aa1	10,010	10,700,089
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,648,440
NYC GO	5.00%	8/1/2026	Aa1	5,235	5,672,018
NYC GO	5.00%	8/1/2032	Aa1	1,750	2,235,450
PA State GO	4.00%	3/1/2038	Aa3	8,020	8,986,651
PA State GO	5.00%	1/15/2028	Aa3	10,000	12,320,700
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,209,700
Perris UHSD (AGM)	4.00%	9/1/2037	AA	2,000	2,338,220
Perris UHSD (AGM)	4.00%	9/1/2039	AA	5,050	5,863,100
Perris UHSD (AGM)	4.00%	9/1/2040	AA	1,935	2,235,273
Philadelphia GO	5.00%	2/1/2030	A	2,750	3,526,600
Philadelphia GO	5.00%	2/1/2031	A	2,500	3,182,375
Philadelphia GO	5.00%	2/1/2032	A	1,750	2,214,538
Philadelphia GO	5.00%	2/1/2033	A	2,500	3,153,725
Philadelphia Sch Dist	5.00%	9/1/2026	A2	500	603,075
Philadelphia Sch Dist	5.00%	9/1/2027	A2	600	734,154
Philadelphia Sch Dist	5.00%	9/1/2028	A2	500	622,365
Philadelphia Sch Dist (AGM)	5.00%	6/1/2030	AA	5,000	6,016,150
Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA	5,000	5,975,650
PR Comwlth GO (AGM)	5.00%	7/1/2035	AA	2,115	2,222,992

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		$855	$900,939
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,285	1,293,635
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(b)	7/1/2035	Ca		4,245	4,509,803
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,572,886
RI State GO	5.00%		8/1/2029	AA		7,500	9,391,125
Romeoville GO	4.00%		12/30/2036	Aa2		4,725	5,341,518
Romeoville GO	4.00%		12/30/2037	Aa2		3,800	4,280,016
Stamford GO	3.00%		6/1/2037	AAA		3,025	3,156,013
Stamford GO	3.00%		6/1/2038	AAA		3,025	3,143,489
Stamford GO	3.00%		6/1/2039	AAA		3,025	3,130,451
VT EDA–Casella Waste AMT†	4.625%	#(b)	4/1/2036	B		750	854,753
WA State GO	5.00%		8/1/2022	Aaa		14,245	15,208,247
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,738,700
Total							762,730,089

Health Care 14.14%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,394,446
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	B-	(e)	4,000	3,748,560
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	B-	(e)	1,000	914,950
Allegheny Co Hosp Auth–UPMC	4.00%		7/15/2038	A+		3,750	4,221,562
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,872,662
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,375,620
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,728,700
AR DFA–Baptist Mem Hlth	3.13% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	12,177,000
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(e)	2,020	2,244,139
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,466,800
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,507,201
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,703,533
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,101,940
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,205,800
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,384,836
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,091,357
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,436,786
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	A+		1,150	1,400,183
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,515,975
CA Hlth–Sutter Hlth	5.00%		11/15/2032	AA-		2,000	2,530,880
CA Hlth–Sutter Hlth	5.00%		11/15/2033	AA-		2,450	3,093,884

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth–Sutter Hlth	5.00%		11/15/2034	AA-		$3,350	$4,218,253
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,143,750
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,877,756
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,176,990
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		5,000	5,739,150
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	5,087,295
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,781,955
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	A-	(e)	360	362,164
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,324,330
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,238,287
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,418,050
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,132,370
City of Oroville- Oroville Hsp	5.25%		4/1/2034	BB+		2,300	2,814,487
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,604,920
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,442,120
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2037	BBB+		2,250	2,475,090
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2038	BBB+		2,750	3,016,530
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,735,425
CO Hlth Facs–Christian Living Cmnty	5.125%		1/1/2030	NR		600	634,050
CO Hlth Facs–Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,562,330
CO Hlth Facs–Valley View Hosp	2.80%	#(b)	5/15/2042	A-		2,445	2,526,932
CO Hlth Facs Auth–Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,731,070
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2034	A-		1,750	1,980,650
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,820,475
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,287,150
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,707,137
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,251,276
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	NR		5,000	5,719,500
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,048,704
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,363,615
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	909,448
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,645,165
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		2,530	2,599,777
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,087,731
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,798,665
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,190,490
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	BBB+	(e)	2,500	2,682,150

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		$1,000	$1,122,190
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	1,117,400
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	1,105,510
Franklin Hlth–Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,281,300
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,625,955
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,976,401
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,597,750
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		12,000	14,309,640
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,365,640
Hanover Co EDA–Covenant Woods	4.50%		7/1/2030	NR		2,790	2,895,713
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(e)	960	1,011,677
Harris Co Cultural Ed–Brazos	5.00%		1/1/2033	BBB-	(e)	545	579,853
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(e)	1,385	1,564,274
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A	(e)	1,500	1,676,130
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(b)	12/1/2050	B+		8,095	8,782,751
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,612,550
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,165,169
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,252,850
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(e)	1,690	1,847,998
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	5,127,975
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(e)	1,710	1,816,037
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(e)	1,000	1,088,150
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB	(e)	2,000	2,282,480
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		2,385	2,520,301
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,989,465
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,992,280
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,576,145
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,244,410
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000	2,466,200
MA DFA–Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,511,150
MA DFA–Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	12,177,782
MA DFA–Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,220,260
MA DFA–Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,334,476
MA DFA–Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,206,240
MA DFA–Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,707,718
Maricopa Cnty AZ IDA–Banner Health	5.00%		1/1/2028	AA-		5,000	6,334,950
Maricopa CO IDA–Honor Health	5.00%		9/1/2033	A2		500	616,130

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Maricopa CO IDA–Honor Health	5.00%	9/1/2034	A2		$1,000	$1,226,680
Maricopa CO IDA–Honor Health	5.00%	9/1/2035	A2		1,000	1,220,490
Maricopa CO IDA–Honor Health	5.00%	9/1/2036	A2		1,800	2,187,990
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,187,417
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,739,400
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,232,243
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,465,895
Met Nash/Davidson Hlth–Vanderbilt Med	5.00%	7/1/2031	A3		1,300	1,548,495
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,244,160
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	7,946,000
MI Fin Auth–Trinity Health	5.00%	12/1/2035	AA-		5,000	6,122,750
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,719,885
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,567,635
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Ba1		4,000	4,454,600
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Ba1		2,000	2,299,460
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Ba1		3,000	3,437,820
Montgomery Co IDA–Jefferson Hlth	4.00%	9/1/2036	A		1,350	1,510,421
Montgomery Co IDA–Jefferson Hlth	4.00%	9/1/2038	A		1,200	1,333,308
Montgomery Co IDA–Jefferson Hlth	4.00%	9/1/2039	A		2,600	2,874,404
Montgomery Co IDA–Whitemarsh	4.00%	1/1/2023	NR		4,000	4,103,000
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,077,380
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		335	339,824
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,946,196
Multnomah Co Hsp–Mirabella	5.125%	10/1/2034	NR		4,000	4,368,440
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,353,335
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	A3		3,000	3,261,960
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,678,648
NC Med–Southminster	5.00%	10/1/2031	NR		1,750	1,950,130
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		1,250	1,300,688
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(e)	850	939,548
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,456,300
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,950,993
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2028	AA-		5,500	6,891,445
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,533,740
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,888,459
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,289,706

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		$1,110	$1,296,946
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		1,070	1,072,408
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,841,440
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,330,660
NM Hsp–Haverland	5.00%		7/1/2032	BBB-	(e)	1,000	1,061,320
Norfolk EDA–Sentara Hlth	5.00%	#(b)	11/1/2048	AA		5,500	7,001,610
NY Dorm–Catholic Hlth	4.00%		7/1/2037	BBB+		1,100	1,231,549
NY Dorm–Catholic Hlth	4.00%		7/1/2039	BBB+		1,000	1,113,480
NY Dorm–Catholic Hlth	4.00%		7/1/2040	BBB+		850	944,112
NY Dorm–Catholic Hlth	5.00%		7/1/2036	BBB+		1,625	2,018,218
NY Dorm–Montefiore	4.00%		8/1/2036	BBB		1,650	1,842,572
NY Dorm–Montefiore	4.00%		8/1/2037	BBB		650	723,710
NY Dorm–Montefiore	4.00%		8/1/2038	BBB		900	998,703
NY Dorm–Montefiore	5.00%		8/1/2033	BBB		900	1,105,002
NY Dorm–Montefiore	5.00%		8/1/2034	BBB		500	612,080
NY Dorm–Montefiore	5.00%		8/1/2035	BBB		900	1,098,621
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,800,750
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,569,906
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,409,940
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa2		4,000	4,498,240
OH Hosp Fac–Premier Hlt	4.00%		11/15/2039	Baa1		6,000	6,618,780
OK DFA–OU Med	5.00%		8/15/2033	Baa3		5,045	6,076,198
OK DFA–OU Med	5.00%		8/15/2038	Baa3		2,380	2,822,989
OK DFA–OU Med	5.25%		8/15/2043	Baa3		5,105	6,112,165
Oroville–Oroville Hsp	5.25%		4/1/2039	BB+		440	530,495
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,444,433
Palomar Hlth Care Dist COPS	5.25%		11/1/2021	Ba1		2,370	2,437,758
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,267,800
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2030	BBB-		4,775	5,639,657
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,762,111
Pinellas Co IDA–Patel Foundation	5.00%		7/1/2039	NR		850	991,933
Roanoke EDA–Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,275,600
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,349,364
Sartell Hlth Care–Country Manor	5.25%		9/1/2030	NR		1,000	1,075,920
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(e)	750	854,640
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,658,200
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,491,370

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	NR		$2,625	$3,276,105
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,281,020
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,300,010
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		1,790	1,791,164
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,160,388
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(e)	1,250	1,437,600
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,250,229
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,291,430
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,306,742
WA Hlth–Fred Hutchinson Cancer Ctr	2.471% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,027,640
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,080	1,155,146
WA Hsg–Transforming Age(c)	2.375%		1/1/2026	BB	(e)	1,800	1,801,962
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(e)	1,350	1,454,153
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,505,928
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,624,560
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,008,260
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,940,999
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba2		3,450	3,696,813
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba2		2,275	2,415,891
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,082,040
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,067,330
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		760	478,800
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	6,136,900
Total							659,475,586

Housing 0.90%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	568,815
CA Com Hsg Agency–Verdant†	5.00%		8/1/2049	NR		400	449,524
CA HFA–MFH	4.25%		1/15/2035	BBB+		2,997	3,569,026
CA Muni Fin–Park Wstrn Apts (GNMA)	2.65%		8/1/2036	Aaa		4,500	4,633,965
CA State GO	5.00%		11/1/2031	AA	(e)	10,000	12,585,400
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,210,100
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	905,625
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2034	NR		380	452,466
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2039	NR		650	761,306
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(e)	1,500	1,586,910
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,455	2,701,089

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		$2,500	$2,769,125
NJ Hsg and Mtg Fin Auth AMT	3.80%		10/1/2032	AA		3,160	3,434,636
NYC IDA–Yankee Stadium (FGIC)	2.631% (CPI Based	)#	3/1/2021	Baa1		3,850	3,879,375
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,296,670
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(e)	1,000	1,088,470
Total							41,892,502

Lease Obligations 6.54%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,317,550
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,398,280
CA Pub Wks–Lease Rev	5.00%		10/1/2029	A+		19,195	24,200,096
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,430,733
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,076,810
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	4,583,964
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,405,799
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,811,020
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,423,382
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,276,253
Houston Co Coop Dist–Country Crossing(d)	Zero Coupon		6/7/2013	NR		1,768	247,520	(f)
Hudson Yards	5.00%		2/15/2029	Aa2		3,500	4,381,475
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,393,480
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	3,033,950
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	7,967,278
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,596,704
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA+		1,250	1,390,163
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000	3,828,060
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,164,460
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,452,226
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	Aa2		4,535	5,090,764
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,320	1,528,006
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	9,793,043
NJ EDA–Sch Facs	3.18% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,000	5,019,500
NJ EDA–Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,972,275
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,873,175
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	8,185,800
NJ EDA–Sch Facs	5.00%		6/15/2034	A-	(e)	3,000	3,463,740
NJ EDA–Sch Facs	5.00%		6/15/2035	A-	(e)	1,000	1,151,640

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		$4,925	$5,539,936
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(e)	1,400	1,582,616
NJ EDA–Sch Facs	5.25%	9/1/2023	BBB+		6,545	6,877,551
NJ EDA–Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,836,824
NJ EDA–Sch Facs	5.25%	6/15/2032	BBB+		2,865	3,286,642
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,500	4,216,415
NJ EDA–State House Proj	5.00%	6/15/2033	BBB+		7,215	8,526,831
NJ EDA–State House Proj	5.00%	6/15/2034	BBB+		13,645	16,079,268
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+		5,000	5,447,750
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,524,970
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,810,280
NJ Trans Trust Fund(c)	5.00%	6/15/2031	BBB+		6,500	7,746,245
NJ Trans Trust Fund	5.00%	12/15/2033	BBB+		25,000	29,552,000
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		4,580	5,372,477
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,045,640
NY UDC–Svc Contract	5.00%	1/1/2022	AA		3,705	3,739,938
NYC TFA	5.00%	7/15/2035	AA		10,000	11,919,500
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA		1,500	1,775,340
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,200,538
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,632,315
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	5,130,776
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	3,976,313
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA		1,000	1,140,870
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,437,000
Total						304,855,181

Other Revenue 3.67%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		11,300	11,921,048
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	Baa3		7,600	8,745,852
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2029	AA		1,500	1,721,775
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021	Aa1		5,425	5,779,307
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,027,155
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036	BBB		1,600	1,806,688
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032	BB		6,410	6,730,372
Cleveland Arpt	5.00%	1/1/2028	A		2,500	2,703,000
Cleveland Arpt	5.00%	1/1/2029	A		2,500	2,703,000
Cleveland Co Port Auth–Playhouse Sq	5.00%	12/1/2033	BB+		2,000	2,323,560

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038		BB+		$1,650	$1,918,174
Clifton Higher Ed–Idea Pub Schs	3.75%	8/15/2022		BBB+		1,720	1,770,465
Clifton Higher Ed–Intl Ldrshp Sch	6.00%	8/15/2038		NR		13,970	15,681,884
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		4,190	4,360,072
CT State Revolving Fund	4.00%	2/1/2038		AAA		3,000	3,451,560
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,237,600
FL DFC–Renaissance Chtr Sch	7.00%	6/15/2026		B+	(e)	3,000	3,219,870
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		B+	(e)	3,000	3,222,270
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,251,400
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,235,950
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		380	390,792
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,376,315
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,226,760
KS DFA–Revolving Fund	5.00%	5/1/2031		AAA		5,465	7,136,743
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	6,020,300
Main St Nat Gas–Macquarie	5.00%	5/15/2037		A3		6,250	8,321,562
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,745,550
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2016		NR		700	443,625
Michigan St Strategic FD Escrow(g)	Zero Coupon	–	(h)	NR		400	40	(i)
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,785	4,844,384
NJ EDA–Sch Facs	5.00%	3/1/2027		BBB+		6,900	7,549,773
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A+		5,000	5,226,750
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,054,360
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,552,335
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	10,596,872
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3		5,400	5,941,512
Total							171,238,675

Special Tax 2.05%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3		5,500	5,842,650
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba3		1,250	1,444,013
Allentown Neighborhood Impt†	5.00%	5/1/2033		Ba3		1,000	1,169,250
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR		5,500	6,176,115
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		A+		1,500	1,618,200
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034		A+		8,075	8,954,852
CT Spl Tax–Trans Infra	5.00%	10/1/2030		A+		9,000	11,282,400

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
CT Spl Tax–Trans Infra	5.00%	1/1/2032	A+		$14,375	$17,630,219
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA		1,950	2,303,360
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA		2,650	3,126,019
Houston Co Coop Dist–Country Crossing(d)	10.00%	5/1/2039	NR		5,000	550,000	(f)
Miami World Ctr CDD	4.75%	11/1/2027	NR		750	815,265
Orange Co CFD–Esencia	5.00%	8/15/2033	NR		1,370	1,575,226
Orange Co CFD–Esencia	5.00%	8/15/2035	NR		975	1,115,858
Peninsula Town Center†	4.50%	9/1/2028	NR		545	603,876
Peninsula Town Center†	5.00%	9/1/2037	NR		875	984,261
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		1,875	2,006,419
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA		3,500	4,183,375
Plaza Met Dist #1†	4.50%	12/1/2030	NR		4,300	4,465,464
Sparks Tourism Impt Dist	6.50%	6/15/2020	Ba2		1,100	1,125,971
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR		3,955	4,301,181
Village CDD #12	3.25%	5/1/2026	NR		3,930	4,063,738
Village CDD #12†	3.80%	5/1/2028	NR		2,250	2,385,742
Village CDD #12†	4.00%	5/1/2033	NR		1,995	2,133,992
Village CDD #9	5.00%	5/1/2022	NR		585	609,096
Village CDD #9	5.25%	5/1/2031	NR		1,660	1,760,380
Village CDD #9	5.75%	5/1/2021	NR		925	957,135
Village CDD #9	6.75%	5/1/2031	NR		2,230	2,391,051
Total						95,575,108

Tax Revenue 4.87%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,218,370
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,179,825
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,554,316
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,870,650
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,033,610
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,030,140
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,677,675
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,921,712
MA Sch Bldg Auth–Sales Tax	5.00%	1/15/2029	AA+		6,385	7,591,573
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,236,485
Martin Hsp Dist	7.00%	4/1/2031	BBB	(e)	3,250	3,442,043
MBTA–Sales Tax	5.00%	7/1/2036	AA		4,145	5,081,729
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	4,956,219
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	5,630,530

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+	$5,950	$6,752,536
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	5,000	6,065,700
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245	3,332,453
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB	5,020	5,446,750
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB	10,090	10,808,610
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BBB	5,000	5,073,200
Miami Dade Co–Transit Rev	5.00%	7/1/2032	AA	7,500	9,699,675
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA	5,700	6,358,920
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	3,000	3,237,210
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+	6,650	7,133,255
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	500	535,445
NY Dorm–PIT	4.00%	2/15/2034	AA+	5,000	5,713,550
NY Dorm–PIT	5.00%	3/15/2024	AA+	15,585	16,435,318
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+	11,645	14,048,877
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA	10,000	10,659,700
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,670,850
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	2,942,746
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	268	234,200
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	2,534	2,019,725
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616	1,201,367
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	5,670	3,908,161
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,479,786
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	6,882	1,833,571
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,093,675
PR Corp Sales Tax	4.329%	7/1/2040	NR	10,223	10,401,698
PR Corp Sales Tax	4.50%	7/1/2034	NR	5,550	5,942,607
PR Corp Sales Tax	4.536%	7/1/2053	NR	81	82,823
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	276,994
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,045,680
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,135,778
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,256,125
Total					227,251,862

Tobacco 3.38%
Buckeye Tobacco	5.125%	6/1/2024	B-	25,760	25,760,258
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,369,413
Buckeye Tobacco	5.875%	6/1/2030	B-	19,090	19,135,625
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,818,200

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2028	BBB	$1,000	$1,198,720
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,180,910
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,054,437
MI Tob Settlement	5.125%	6/1/2022	B-	3,915	3,921,421
MI Tob Settlement	5.25%	6/1/2022	B-	5,260	5,268,521
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,500,829
Nthrn AK Tobacco	4.625%	6/1/2023	A2	425	425,676
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,126,229
PA Tob Settlement	5.00%	6/1/2033	A1	5,000	6,143,600
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,007,224
RI Tob Settlement	5.00%	6/1/2027	BBB+	2,500	2,890,950
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,306,480
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,111,490
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,109,210
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,151,582
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,024,327
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,274,086
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,005,500
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,438,350
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	1,140	1,290,457
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	8,300	9,157,805
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	5,893,764
TSASC	5.00%	6/1/2029	A-	5,775	6,961,531
Total					157,526,595

Transportation 21.07%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	879,360
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,197,960
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,389,580
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,494,125
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,434,380
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,426,160
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	4,230,940
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,649,697
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,158,010
Atlanta Arpt–PFC	5.00%	1/1/2029	AA-	2,500	2,860,300
Atlanta Arpt–PFC AMT	4.00%	7/1/2034	AA-	14,365	16,445,627
Atlanta Arpt AMT	4.00%	7/1/2039	AA-	2,250	2,532,060

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Bay Area Toll Auth	4.00%	4/1/2029	AA-		$5,800	$6,906,814
Broward Co Arpt Sys AMT	5.00%	10/1/2033	A+		6,130	7,180,314
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB+	(e)	3,215	3,883,013
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB+	(e)	7,000	8,419,460
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(e)	9,000	10,633,680
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645	6,904,061
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,182,870
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	935,344
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,950,236
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,321,040
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,297,726
Central TX Mobility Auth	5.75%	1/1/2020	A-		1,000	1,009,990
Central TX Tpk	5.00%	8/15/2025	BBB+		2,250	2,598,615
Central TX Tpk	5.00%	8/15/2026	BBB+		2,500	2,883,575
Central TX Tpk	5.00%	8/15/2027	BBB+		3,300	3,799,026
Central TX Tpk	5.00%	8/15/2028	BBB+		3,705	4,259,268
Central TX Tpk	5.00%	8/15/2033	BBB+		7,650	8,692,695
Chicago Midway Arpt	4.00%	1/1/2034	A		2,175	2,394,457
Chicago Midway Arpt	5.00%	1/1/2026	A		6,075	6,939,776
Chicago Midway Arpt AMT	5.00%	1/1/2023	A		3,000	3,317,040
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,605	5,209,775
Chicago Midway Arpt AMT	5.00%	1/1/2030	A		5,000	5,615,200
Chicago Midway Arpt AMT	5.00%	1/1/2031	A		2,000	2,341,400
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,380,615
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,564,375
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	12,247,051
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,385,350
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	8,095,500
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,553,211
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	2,019,528
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,599,350
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,251,630
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,393,530
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		2,025	2,506,646
Denver Arpt–United Airlines AMT	5.00%	10/1/2032	BB		3,750	4,109,025
Denver City & Co Arpt AMT	5.00%	12/1/2031	A		15,000	18,590,400
Denver City & Co Arpt AMT	5.00%	12/1/2035	A		5,000	6,126,150

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
E-470 Hwy Auth	5.00%	9/1/2020	A	$900	$928,638
GA Atlanta Arpt AMT	4.00%	7/1/2038	AA-	5,200	5,866,588
Greater Orlando Aviation AMT	5.00%	10/1/2029	A1	3,000	3,680,910
Hampton Roads Trans Commn	5.00%	7/1/2032	NR	1,180	1,487,886
Hampton Roads Trans Commn	5.00%	7/1/2033	NR	1,000	1,258,080
Harris Co Toll Rd	5.00%	8/15/2029	Aa2	2,500	3,163,800
Harris Co Toll Rd	5.00%	8/15/2030	Aa2	1,000	1,255,550
Harris Co Toll Rd	5.00%	8/15/2031	Aa2	3,000	3,751,110
HI Airport Sys AMT	5.00%	7/1/2031	AA-	1,275	1,581,548
HI Airport Sys AMT	5.00%	7/1/2033	AA-	3,300	4,063,653
HI Airport Sys AMT	5.00%	7/1/2034	AA-	2,000	2,455,840
HI Airport Sys AMT	5.00%	7/1/2036	AA-	5,000	6,106,300
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB	8,000	8,699,440
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2030	BB	2,500	2,821,100
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,299,650
Houston Arpt AMT	5.00%	7/1/2034	A1	4,850	5,933,732
IL State GO	5.00%	11/1/2027	BBB-	10,240	11,727,360
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,141,460
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,889,114
Kansas City Dev Auth Arpt–Terminal Modernization AMT	5.00%	3/1/2038	A	6,205	7,534,545
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2038	A	13,500	16,392,645
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2039	A	5,000	6,056,900
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215	5,738,430
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,408,780
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	AA-	5,870	6,979,019
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	NR	11,410	14,273,568
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	NR	10,640	13,272,549
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,770,129
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,519,280
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500	9,535,875
MD EDC–CNX Marine Terminals	5.75%	9/1/2025	BB-	4,500	4,618,170
MD EDC–Maryland Port	5.125%	6/1/2020	NR	310	317,765
MD EDC–Maryland Port	5.125%	6/1/2020	NR	820	840,541
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	150,225
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000	5,994,600
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,336,193

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	$1,500	$1,602,300
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,704,070
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	5,951,685
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	4,041,485
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,910,247
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,188,800
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,806,950
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,834,390
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,005,995
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,179,800
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	6,154,900
MTA NY	5.00%	11/15/2021	A1	1,500	1,612,755
MTA NY	5.00%	11/1/2023	A1	5,640	6,246,131
MTA NY	5.00%	11/15/2028	A1	13,690	17,336,468
MTA NY	5.00%	11/15/2029	A1	5,000	6,298,350
MTA NY	5.00%	11/15/2033	A1	4,025	4,975,343
MTA NY	5.25%	11/15/2028	A1	6,355	7,702,324
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,187,580
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,486,888
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,073,880
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,206,510
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,325,410
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,606,025
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	454,783
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	372,027
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	957,249
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,061,632
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,000	5,641,700
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,811,250
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,870,900
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,999,450
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,558,304
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,853,535
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,418,368
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,044,374
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,582,250
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,745,000

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
North TX Twy Auth	5.00%	1/1/2031	A	$8,085	$9,194,181
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,060,265
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,239,165
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,900,100
NV State Highway Rev	5.00%	12/1/2030	AA+	10,000	12,445,100
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,945,034
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,500	4,228,840
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	13,203,740
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,132,065
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,833,306
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,198,960
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,726,905
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,529,202
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	824,010
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,255,568
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,074,727
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,208,400
Orlando Arpt Rev AMT(c)	5.00%	10/1/2030	AA-	15,000	19,077,300
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,895,150
PA Tpk Commn	5.00%	12/1/2032	A1	1,500	1,923,990
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,660,464
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,523,664
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,278,440
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,949,341
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,642,020
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A+	5,000	6,097,700
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,109,787
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,523,500
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,806,095
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,759,802
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	4,095	4,194,140
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,901,654
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	5,059,920
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,985,600
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420	3,003,656
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250	4,022,135
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330	4,111,085

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Port Seattle AMT	5.00%	5/1/2033	A+	$4,045	$4,867,348
Port Seattle AMT	5.00%	4/1/2038	A+	10,000	12,185,700
Port Seattle AMT	5.00%	4/1/2039	A+	7,225	8,749,041
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	C	1,215	499,669
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	C	4,305	1,770,431
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	C	3,000	1,233,750
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,132,750
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,417,984
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,918,840
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,751,260
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,773,111
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,642,600
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,628,800
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	17,956,674
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,920,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,226,480
San Francisco Arpt AMT	5.00%	5/1/2037	A+	15,565	19,259,664
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	A-	7,500	8,631,075
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,396,740
San Jose Arpt	5.00%	3/1/2027	A	2,260	2,622,075
San Jose Arpt	5.00%	3/1/2028	A	1,655	1,913,974
San Jose Arpt AMT	5.00%	3/1/2035	A	1,500	1,804,455
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,659,268
Southeastern PA Transp Auth–Garvee	5.00%	6/1/2023	AA-	2,500	2,653,000
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	7,095,439
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,825,618
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,475,345
Wayne Co Arpt AMT	5.00%	12/1/2026	A	1,590	1,891,337
Wayne Co Arpt AMT	5.00%	12/1/2027	A	2,000	2,370,800
Total					982,654,255

Utilities 11.81%
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA+	2,645	3,088,699
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA+	4,000	4,674,760
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2021	NR	45	48,742
CA Poll Ctl–Poseidon Res†	5.00%	7/1/2039	Baa3	5,000	6,062,950
CA Poll Ctl–Poseidon Res AMT†	5.00%	7/1/2037	Baa3	5,570	5,986,692
Central Plains–Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,138,100

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	$2,250	$2,948,197
Central Plains–Goldman Sachs	5.00%	#(b)	3/1/2050	A3	10,000	11,186,700
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,148,506
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,693,660
Chicago Water	5.00%		11/1/2025	A	2,625	3,092,434
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,485,259
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,949,100
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,778,733
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,561,790
Detroit Sewer	5.00%		7/1/2035	A	1,835	2,132,527
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,434,006
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,122,580
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,146,640
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,410,677
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,326,970
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,284,940
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,587,520
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,312,367
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,438,160
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,465,714
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,949,640
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1	5,935	6,124,801
KY Public Energy Auth–BP	4.00%	#(b)	1/1/2049	A1	13,875	15,340,755
KY Public Energy Auth–Morgan Stanley	4.00%	#(b)	4/1/2048	A3	15,875	17,261,840
Long Beach Nat Gas–ML	2.876% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	4,058,400
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,762,617
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,368,500
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A3	4,005	5,087,551
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2036	A	5,055	6,355,753
Main St Nat Gas–ML	5.00%		3/15/2021	A2	2,500	2,615,300
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%		2/1/2040	BBB	5,085	5,370,930
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%		4/1/2040	BBB	3,000	3,169,950
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A2	6,200	6,253,630
MEAG–Proj 1	5.00%		1/1/2021	A2	4,185	4,366,294
MI Strat Fund–Detroit Edison	1.45%	#(b)	8/1/2029	Aa3	3,500	3,480,295
MI Strat Fund–Detroit Edison	1.45%	#(b)	9/1/2030	Aa3	1,000	994,370

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-		$5,000	$5,680,850
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2		2,000	2,228,160
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2		1,500	1,718,145
Modesto Irrigation Dist	5.00%		7/1/2023	A+		1,780	2,039,079
Modesto Irrigation Dist	5.00%		7/1/2024	A+		3,720	4,248,166
Modesto Irrigation Dist	5.00%		7/1/2025	A+		8,410	9,587,484
New Orleans Sewer	5.00%		6/1/2021	A		400	422,912
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		8,000	8,672,960
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3		7,500	8,157,900
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+		3,600	3,967,524
NYC Muni Water	4.00%		6/15/2037	AA+		3,630	4,204,738
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA		5,000	6,069,900
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1		5,000	5,135,700
Philadelphia Gas Works	5.00%		8/1/2026	A		1,000	1,185,920
Philadelphia Gas Works	5.00%		8/1/2027	A		1,000	1,184,570
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250	1,543,213
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,090,660
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,744,129
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	3,986,410
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA		5,010	5,857,892
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-		4,750	4,957,670
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-		7,920	8,261,510
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-		10,640	10,985,906
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,924,500
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,801,719
PR Elec Pwr Auth(d)	5.00%		7/1/2037	D	(e)	1,035	828,000
PR Elec Pwr Auth(d)	5.00%		7/1/2042	D	(e)	2,390	1,912,000
PR Elec Pwr Auth(d)	5.50%		7/1/2038	D	(e)	2,350	1,888,813
PR Elec Pwr Auth(d)	7.00%		7/1/2033	D	(e)	4,000	3,300,000
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(e)	725	598,125
PR Elec Pwr Auth (AGM)	2.074% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA		5,720	5,662,800
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,118,600
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,367,600
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,518,191
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		7,165	9,665,585
Salt Verde Fin Corp–Citi	5.25%		12/1/2026	A3		7,500	9,134,025

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Salt Verde Fin Corp–Citi		5.50%		12/1/2029	A3	$5,100	$6,649,584
San Antonio Elec & Gas		5.00%		2/1/2029	Aa1	7,340	9,007,281
San Antonio Elec & Gas		5.00%		2/1/2030	Aa1	10,000	12,209,200
SE AL Gas Dist–Goldman Sachs		4.00%	#(b)	4/1/2049	A3	14,250	15,428,332
Seminole Co Wtr & Swr		5.00%		10/1/2024	AA+	4,000	4,713,200
Stockton PFA–Wastewater (BAM)		5.00%		9/1/2024	AA	1,000	1,174,930
TEAC–Goldman Sachs		5.25%		9/1/2021	A3	3,000	3,196,770
TEAC–Goldman Sachs		5.25%		9/1/2024	A3	8,940	10,301,294
Texas Water Dev Brd(c)		3.00%		10/15/2033	AAA	4,000	4,252,840
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2024	A3	23,000	25,291,030
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2028	A3	2,000	2,190,200
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2029	A3	2,225	2,433,371
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2021	A2	4,710	5,064,757
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2023	A2	2,925	3,328,445
TX Muni Gas Acq & Supply–ML		6.25%		12/15/2026	A2	24,785	28,925,582
Utility Debt Sec Auth–Lipa		5.00%		6/15/2028	AAA	5,915	7,305,202
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3	1,500	1,675,695
WV EDA–Morgantown Energy AMT		2.875%		12/15/2026	Baa3	3,050	3,083,611
WV EDA–Wheeling Pwr AMT		3.00%	#(b)	6/1/2037	A-	9,400	9,690,742
Wyandotte CO Unified Govt Utility Sys		5.00%		9/1/2021	A	3,105	3,316,544
Total							550,957,015
Total Municipal Bonds (cost $4,328,959,547)							4,588,435,069

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.42%

Variable Rate Demand Notes 1.42%

General Obligation 0.04%
NYC GO	1.77%	10/1/2019		3/1/2034	Aa1	2,000	2,000,000

Health Care 0.06%
NM Hsp–Presbyterian Hlthcare	1.77%	10/1/2019		8/1/2034	AA	2,000	2,000,000
OH Hsp–Cleveland Clinic	1.75%	10/1/2019		1/1/2052	AA	1,000	1,000,000
Total							3,000,000

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing 0.03%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.85%	10/1/2019	7/1/2047	Aaa	$1,525	$1,525,000

Special Tax 0.20%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2042	AAA	9,200	9,200,000

Tax Revenue 0.32%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2045	AAA	2,200	2,200,000
NYC TFA–Future Tax	1.75%	10/1/2019	2/1/2045	AAA	4,775	4,775,000
NYC TFA–Future Tax	1.82%	10/1/2019	11/1/2022	AAA	7,730	7,730,000
Total						14,705,000

Utilities 0.77%
Appling Co Dev–GA Power	1.82%	10/1/2019	9/1/2041	A-	1,750	1,750,000
NYC Muni Water	1.82%	10/1/2019	8/1/2031	AAA	16,900	16,900,000
NYC Muni Wtr	1.78%	10/1/2019	6/15/2049	AA+	10,900	10,900,000
NYC Wtr & Swr	1.76%	10/1/2019	6/15/2045	AAA	6,200	6,200,000
Total						35,750,000
Total Short-Term Investments (cost $66,180,000)						66,180,000
Total Investments in Securities 99.81% (cost $4,395,139,547)						4,654,615,069
Cash and Other Assets in Excess of Liabilities 0.19%						9,032,275
Net Assets 100.00%						$4,663,647,344

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Insured by–Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

64	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2019

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $154,456,619, which represents 3.31% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.
(f)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$374,424,274	$2,842,000	$377,266,274
Lease Obligations	–	304,607,661	247,520	304,855,181
Other Revenue	–	171,238,635	40	171,238,675
Special Tax	–	95,025,108	550,000	95,575,108
Remaining Industries	–	3,639,499,831	–	3,639,499,831
Short-Term Investments
Variable Rate Demand Notes	–	66,180,000	–	66,180,000
Total	$–	$4,650,975,509	$3,639,560	$4,654,615,069

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	65

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$3,639,560
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of September 30, 2019	$3,639,560
Change in unrealized appreciation/depreciation for the year ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$–

66	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.70%

Corporate-Backed 5.39%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2035	Baa3	$740	$453,183
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	8,750	9,353,750
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,915,879
Chandler AZ IDA–Intel Corp AMT	2.70%	#(b)	12/1/2037	A+	4,000	4,147,320
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,216,787
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2	770	773,026
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,089,980
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,881,848
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	B+	2,250	2,282,850
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,000	3,274,530
IL State GO	5.00%		12/1/2036	Baa3	6,700	7,574,618
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	14,420	15,357,877
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	500	525,960
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,027,081
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	2,100	2,164,092
MD EDC–AFCO AMT	4.00%		7/1/2039	BBB	4,625	5,124,685
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	855	541,856
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	4,074,150
National Fin Auth NH–Covanta†	4.625%		11/1/2042	B1	1,500	1,582,995
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,320,600
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,298,600
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	800	918,848
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	500	553,115
NY Liberty Dev Corp–BofA Tower(d)	2.80%		9/15/2069	NR	11,000	11,195,470
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	5,765	6,037,915
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	5,980	6,461,211
OH Air Dev Auth–OVEC	3.25%		9/1/2029	BB+	3,450	3,571,440
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	3,630	4,013,001
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,169,640
PA Dev Fin Auth–Covanta AMT†	3.25%		8/1/2039	B	5,535	5,537,269
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,544,955
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,527,348
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,099,562
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,027,137
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	5,145	5,565,707
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,242,694

See Notes to Financial Statements.	67

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	$3,300	$3,807,210
VA Small Bus Fing–Covanta AMT†	5.00%	#(b)	1/1/2048	B	910	971,343
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,349,280
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	102,450
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	2,842,000	(e)
WI PFA–American Dream†	5.00%		12/1/2027	NR	5,000	5,653,400
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB	500	525,635
Total						158,698,297

Education 4.28%
AZ IDA–Equitable School Fund	4.00%		11/1/2049	A	1,345	1,477,308
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2	325	374,995
Build NYC Res Corp–NY Law	4.00%		7/1/2045	BBB-	2,445	2,548,032
CA Ed Facs–Stanford Univ	5.00%		5/1/2045	AAA	5,505	8,317,174
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	1,500	1,680,630
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,086,480
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2054	Baa3	700	756,203
Chicago Brd Ed	5.00%		12/1/2044	BB-	1,750	1,966,598
Chicago Brd Ed	5.00%		12/1/2046	BB-	3,500	3,924,515
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	A-	3,040	3,415,166
Detroit Sch Dist	5.00%		5/1/2029	Aa1	4,000	4,342,120
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+	870	899,632
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-	1,475	1,712,726
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2036	A-	2,000	2,302,560
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-	475	504,203
FL Hi Ed–Saint Leo Univ	5.00%		3/1/2049	BBB-	1,640	1,871,453
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%		9/1/2032	A+	775	823,104
Hempstead Town LDC–Adelphi Univ	5.00%		10/1/2034	A-	175	201,824
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%		10/1/2058	BBB	4,000	4,839,160
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	2,000	2,002,480
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	500	500,580
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3	2,250	2,257,155
IL Fin Auth–Univ Chicago	4.00%		10/1/2049	Aa2	6,000	6,314,760
MA DFA–Suffolk Univ	5.00%		7/1/2032	Baa2	2,500	2,976,650
MA DFA–Suffolk Univ	5.00%		7/1/2033	Baa2	1,250	1,484,200
MA DFA–Suffolk Univ	5.00%		7/1/2034	Baa2	1,000	1,184,330
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%		4/1/2053	A-	5,000	5,946,800
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-	5,000	5,751,750

68	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
NY Dorm–NYU	5.00%	7/1/2030	Aa2		$2,155	$2,424,612
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,791,612
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-		245	269,623
NY Dorm–Pace Univ	5.00%	5/1/2029	NR		10	11,335
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,233,035
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(f)	6,500	7,405,450
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(f)	2,450	2,732,289
NYC IDA–Yankee Stadium (AGC)	Zero Coupon	3/1/2030	AA		8,000	6,310,640
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-		905	935,164
Univ of CT	5.25%	11/15/2047	Aa3		8,000	9,844,560
Univ of Illinois (AGM)	4.00%	4/1/2038	AA		4,965	5,535,479
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1		7,055	8,208,210
WI PFA–Wingate Univ	5.25%	10/1/2038	BBB		2,220	2,606,191
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB		1,000	1,162,330
Total						125,933,118

Financial Services 0.76%
Berks Co IDA–Tower Hlth	5.00%	11/1/2047	A		5,850	6,785,532
Berks Co IDA–Tower Hlth	5.00%	11/1/2050	A		6,500	7,503,535
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	5,375,550
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,719,075
Total						22,383,692

General Obligation 15.07%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	585,503
Beaverton Sch Dist	5.00%	6/15/2036	AA+		8,000	9,844,400
Bellwood GO	6.15%	12/1/2032	A		2,765	3,137,390
CA State GO	4.00%	9/1/2037	AA-		5,000	5,628,450
CA State GO	5.00%	4/1/2032	AA-		2,450	3,354,295
CA State GO	5.00%	2/1/2033	AA-		10,000	10,834,800
CA State GO	5.00%	8/1/2038	AA-		3,700	4,457,279
CA State GO	5.25%	8/1/2032	AA-		7,500	9,049,200
CA State GO	5.375%	11/1/2035	AA-		400	416,864
CA State GO	5.50%	3/1/2040	AA-		10,225	10,393,406
CA State GO	5.60%	3/1/2036	AA-		7,330	7,455,270
Carlsbad USD	3.125%	8/1/2048	Aa1		2,000	2,045,320
Chicago Brd Ed	5.00%	12/1/2029	BB-		2,000	2,367,320
Chicago Brd Ed	5.00%	12/1/2030	BB-		2,070	2,437,487

See Notes to Financial Statements.	69

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2031	BB-	$1,000	$1,171,780
Chicago Brd Ed	5.00%	12/1/2032	BB-	1,250	1,474,475
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,750	2,058,385
Chicago Brd Ed	5.00%	12/1/2042	BB-	575	607,873
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,698,525
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,333,904
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,529,328
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,227,825
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,911,299
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,448,436
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,338,700
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,945,390
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,111,800
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,700,840
Chicago GO	5.50%	1/1/2035	BBB+	230	258,345
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,069,733
Chicago GO	5.50%	1/1/2042	BBB+	250	277,725
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,554,500
Chicago GO	5.50%	1/1/2049	BBB+	10,625	12,438,900
Chicago GO	5.625%	1/1/2030	BBB+	275	328,977
Chicago GO	6.00%	1/1/2038	BBB+	19,330	23,091,038
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,826,062
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,181,830
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,529,561
Cook Co GO	5.00%	11/15/2034	AA-	500	583,115
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,162,900
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,608,450
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,032,200
CT State GO	4.00%	6/15/2037	A1	975	1,098,445
CT State GO(g)	5.00%	12/1/2022	A	10,000	10,702,700
CT State GO(g)	5.00%	12/1/2023	A	10,000	10,702,700
CT State GO	5.00%	6/15/2032	A1	1,250	1,542,863
CT State GO	5.00%	6/15/2033	A1	1,250	1,539,175
CT State GO	5.00%	4/15/2036	A1	1,150	1,424,816
CT State GO	5.00%	6/15/2038	A1	1,000	1,212,900
CT State GO	5.00%	4/15/2039	A1	1,650	2,025,821
Delaware Co IDA–Covanta	5.00%	7/1/2043	BB-	500	510,000

70	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	$4,000	$4,058,360
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,655,410
HI State GO(g)	5.00%	8/15/2030	AA+	10,000	10,787,950
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,040,203
Howard Co MD	3.00%	8/15/2039	AAA	1,915	1,970,171
Howard Co MD	3.00%	8/15/2040	AAA	1,560	1,598,657
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa2	225	227,412
IL State GO	4.00%	6/1/2034	BBB-	3,200	3,308,416
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,264,820
IL State GO	5.00%	11/1/2028	BBB-	10,795	12,336,418
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,842,160
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,261,798
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,860,362
IL State GO	5.00%	5/1/2038	BBB-	4,515	5,119,107
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,923,966
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,330,444
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,817,177
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,199,930
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	593,755
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	A2	1,000	1,041,730
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,225,500
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,968,473
MA State GO	3.00%	4/1/2041	Aa1	7,000	7,127,050
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,114,800
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,790,325
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,778,500
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,868,200
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	8,055	6,116,000
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	5,133,923
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,457,102
NYS Mtg	2.95%	10/1/2049	Aa1	10,000	10,011,200
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,337,200
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,782,875
Perris UHSD (AGM)	3.00%	9/1/2044	AA	2,750	2,805,522
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,857,852
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,912,382
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,277,720

See Notes to Financial Statements.	71

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Philadelphia GO	5.25%	7/15/2032	A	$3,000	$3,412,980
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,136,260
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,401,708
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,165,810
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,280,576
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,834,416
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,337,573
PR Comwlth GO(c)	4.75%	7/1/2018	NR	370	260,850	(e)
PR Comwlth GO(c)	5.50%	7/1/2027	Ca	1,040	683,800
PR Comwlth GO(c)	5.50%	7/1/2039	Ca	3,000	1,972,500
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	158,320
San Diego USD	3.25%	7/1/2048	Aa2	3,815	3,973,742
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,816,160
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	501,433
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	198,938
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	821,438
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	578,340
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,866,800
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,267,480
Wilkes Barre PA School District (BAM)	5.00%	4/15/2059	AA	2,500	2,977,825
Yosemite CCD	5.00%	8/1/2029	Aa2	500	601,285
Total					443,319,404

Health Care 15.63%
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA	300	324,756
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA	345	372,807
AL PFA–AL Proton Therapy†	6.85%	10/1/2047	NR	2,160	2,394,446
Allegheny Co Hsp–Allegheny Hlth	4.00%	4/1/2044	A	10,645	11,471,584
Allegheny County Health Network	4.00%	4/1/2037	A	3,120	3,443,731
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%	5/1/2033	A+	7,065	7,625,184
Antelope Valley Hlth	5.00%	3/1/2041	Ba3	3,000	3,204,780
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	2,615	2,785,916
Berks Co IDA–Tower Hlth	4.00%	11/1/2047	A	2,220	2,378,774
CA Hlth–Sutter Hlth	4.00%	11/15/2042	AA-	2,000	2,212,520
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-	5,245	5,623,269
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-	6,940	8,153,459
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB	1,875	2,047,331
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-	4,500	4,851,945

72	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+		$2,500	$2,625,250
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,688,450
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	3,975,480
CA Stwde–So Cal Presbyterian†	6.625%		11/15/2024	A-	(f)	110	110,710
Cass Co–Essentia Hlth Rmkt (AGC)	5.125%		2/15/2037	AA		5,000	5,059,850
Cnty of Lucas OH–ProMedica Hlth	5.25%		11/15/2048	Baa1		7,350	8,820,882
CO Hlth–CommonSpirit	4.00%		8/1/2049	BBB+		5,000	5,376,950
CO Hlth Facs–Boulder Cmnty Hsp	5.00%		10/1/2032	A2		280	303,461
CO Hlth Facs–Catholic Hlth	5.25%		2/1/2031	BBB+		750	788,228
CT Hlth & Ed–Connecticut State Univ	3.125%		11/1/2038	A1		2,270	2,326,478
CT Hlth & Ed–Hartford Hlthcare	5.00%		7/1/2032	A		640	675,814
CT Hlth & Ed–Yale New Haven Hsp	5.00%		7/1/2028	AA-		500	582,260
CT Hlth–Nuvance	4.00%		7/1/2041	A-		2,500	2,765,325
CT Hlth–Nuvance	4.00%		7/1/2049	A-		6,375	6,970,616
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2021	NR		140	141,340
Cumberland Co Mun Auth–Asbury	5.40%		1/1/2022	NR		150	151,467
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,925	10,428,505
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		5,250	6,115,515
Dekalb CO Hsp–Children’s Healthcare	5.00%		11/15/2029	AA+		530	532,321
Denver Hlth & Hsp Auth	2.53% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		4,640	4,639,675
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	774,907
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2053	A-		1,370	1,633,465
Duluth Econ Dev Auth- Essentia Health	5.25%		2/15/2058	A-		17,000	20,157,240
Fairview Health Services	5.00%		11/15/2049	A+		5,400	6,481,134
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,562,865
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB	(f)	4,880	5,400,110
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		5,225	6,138,382
Greenville Hlth Sys	5.00%		5/1/2034	A		3,970	4,480,820
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		2,000	2,150,540
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		235	269,768
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa3		1,500	1,670,565
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		415	431,799
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		3,820	3,974,634
LA PFA–Ochsner Clinic	6.25%		5/15/2031	A3		8,090	8,725,469
La Verne COP–Brethren Hillcrest Homes	5.00%		5/15/2036	BBB-	(f)	1,350	1,437,021
Lee Memorial Hlth System	4.00%		4/1/2049	A+		5,500	6,009,190

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
MA DFA–Atrius Hlth	4.00%	6/1/2049	BBB		$1,500	$1,610,460
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,417,840
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,226,477
MA DFA–CareGroup	5.00%	7/1/2048	A		4,000	4,744,120
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,598,850
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,220,260
MA DFA–Wellforce Hlth	4.00%	7/1/2044	BBB+		3,565	3,864,923
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,231,210
Martin Co Hlth–Cleveland Clinic	4.00%	1/1/2046	AA		10,000	11,163,900
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A+		930	1,009,952
Martin Hsp Dist	7.25%	4/1/2036	BBB	(f)	3,250	3,444,578
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000	11,754,400
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,080	8,063,058
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,527,715
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,591,303
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,635	12,531,477
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	658,155
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	431,624
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,227,982
Meadville Med Center	6.00%	6/1/2046	NR		950	1,095,854
Meadville Med Center	6.00%	6/1/2051	NR		1,115	1,276,987
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(f)	1,000	984,890
MI Fin Auth–Henry Ford Hlth	4.00%	11/15/2050	A		7,420	8,185,225
MI Fin Auth–Henry Ford Hlth	5.00%	11/15/2048	A		3,800	4,625,664
MO Hlth Ed–Mosaic Hlth	4.00%	2/15/2054	A1		4,450	4,864,161
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		2,875	3,116,011
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,298,263
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		4,440	4,856,206
Montgomery Co Hosp–Premier	4.00%	11/15/2045	Baa1		2,500	2,724,800
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(f)	3,150	3,418,160
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(f)	1,300	1,409,174
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,851,360
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,108,691
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,618,920
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,617,664
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,840,721
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,228,612

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		$1,000	$1,138,530
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	656,670
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,823,278
NC HFA	2.625%	7/1/2039	AA+		3,500	3,449,565
NC HFA	2.85%	1/1/2043	AA+		3,000	2,961,780
NC Med Care Comm–Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,906,880
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	156,950
NM Hsp–Haverland	5.00%	7/1/2049	BBB-	(f)	3,375	3,816,821
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,450	1,619,230
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		1,650	1,830,956
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,000	1,227,780
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		1,010	1,236,402
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		1,000	1,220,690
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,549,041
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,173,960
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,466,725
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,170,240
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		2,400	2,432,400
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,711,684
OK DFA–OU Med	5.50%	8/15/2057	Baa3		7,090	8,439,723
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		1,000	1,205,670
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		750	884,565
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		1,000	1,174,680
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,652,296
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,167,338
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,178,050
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,174,380
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,454,833
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	272,945
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A		5,750	6,438,505
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(f)	875	972,388
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(f)	800	882,416
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,072,826
Tempe IDA–ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,317,544
UCal Med Ctr	5.25%	5/15/2038	AA-		660	743,180
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,321,850
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,327,685

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		$4,000	$4,523,520
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	115,525
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	31,508
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	8,180,203
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	865,586
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,260,000
Total						459,913,433

Housing 2.55%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	340,002
CA HFA–MFH	4.25%	1/15/2035	BBB+		5,994	7,138,052
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	NR		650	736,236
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%	8/1/2036	Aaa		4,500	4,633,965
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,575,830
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,982,625
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,315	1,265,622
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,500	2,909,650
Los Angeles Hsg	6.25%	6/1/2034	A		4,220	4,234,390
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(f)	3,500	3,849,615
MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA		5,845	6,057,232
MI HDA	3.60%	10/1/2060	AA		6,330	6,483,503
MN HFA (GNMA)	2.75%	7/1/2044	AA+		6,750	6,626,677
NYC HDC	3.45%	5/1/2059	AA+		10,000	10,302,200
NYC Multi-Family Hsg	3.00%	11/1/2044	AA+		2,000	2,006,980
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+		6,000	6,007,080
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,183,860
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,090,610
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,622,805
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,075,180
Total						75,122,114

Lease Obligations 7.98%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,039,600
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	A+		535	573,820
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,228,875
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,687,525
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	480,415
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		6,430	7,243,331

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA		$7,000	$7,425,740
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa2		250	263,010
Houston Co Coop Dist–Country Crossing(c)	12.50%		6/7/2013	NR		1,768	247,520	(e)
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,500	3,959,060
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA		865	977,009
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB+		6,500	7,168,525
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB+		3,000	3,286,830
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB+		3,145	3,434,686
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		5,000	6,030,450
KY Bond Dev Corp–Lexington Conv	4.00%		9/1/2048	A+		4,645	5,081,955
Los Angeles USD COP	5.00%		10/1/2025	A		1,000	1,104,040
MI Fin Auth–Wayne Co Criminal Justice	4.00%		11/1/2048	Aa3		3,500	3,875,305
MI St Bldg Auth	4.00%		4/15/2054	Aa2		6,500	7,189,195
NJ Ed Facs–Higher Ed	4.00%		9/1/2029	BBB+		5,445	5,820,378
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,250	1,446,975
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		6,050	6,848,116
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB		7,500	8,457,900
NJ EDA–Sch Facs	3.18% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,565	5,586,703
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,201,778
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(f)	4,800	5,426,112
NJ EDA–Sch Facs	5.50%		6/15/2031	BBB+		1,350	1,614,532
NJ EDA–State House	5.00%		6/15/2043	BBB+		4,500	5,157,990
NJ Trans Trust Fund	Zero Coupon		12/15/2028	BBB+		10,000	7,846,100
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,935	1,364,252
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		2,650	1,462,561
NJ Trans Trust Fund	Zero Coupon		12/15/2038	BBB+		6,615	3,499,732
NJ Trans Trust Fund(d)	4.00%		6/15/2050	BBB+		20,000	20,758,400
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,998,436
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,524,970
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,810,280
NJ Trans Trust Fund	5.00%		12/15/2035	BBB+		4,200	4,924,164
NJ Trans Trust Fund	5.00%		12/15/2036	BBB+		3,500	4,088,560
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,354,966
NJ Trans Trust Fund	5.00%		6/15/2046	BBB+		10,000	11,428,700
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+		6,330	7,425,280
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	10,994,500
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,591,540

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA		$545	$667,587
PA COPS	5.00%		7/1/2043	A2		125	149,218
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	Aa3		3,150	3,677,121
VA Clg Bldg Auth	3.00%		2/1/2036	AA+		5,000	5,236,550
VA Clg Bldg Auth	3.00%		2/1/2039	AA+		9,675	10,036,748
Total							234,697,040

Other Revenue 4.93%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		8,400	8,861,664
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	NR		5,905	6,218,437
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	Baa3		2,340	2,781,488
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,817,525
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,685,873
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2048	BBB-		1,650	1,936,622
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,345,820
Cleveland Arpt	5.00%		1/1/2030	A		2,555	2,762,466
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB+		275	292,207
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,131,450
Clifton Higher Ed–Intl Ldrshp Sch	6.125%		8/15/2048	NR		7,825	8,769,321
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	539,600
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,935	2,196,070
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	NR		1,000	1,171,730
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	NR		1,000	1,171,730
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,156,140
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	B+	(f)	5,500	5,887,475
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		1,000	1,256,870
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		1,000	1,253,330
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		1,000	1,245,190
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB		100	105,614
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB		725	759,481
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB		125	135,728
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		6,000	6,702,720
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B		1,250	1,252,025
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-		7,120	8,139,370
Long Beach Nat Gas–ML	2.896% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2		9,000	9,129,690
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		6,500	9,115,275
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3		2,990	3,981,035

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3	$2,100	$2,496,102
Main St Nat Gas–Macquarie	5.00%		5/15/2049	A3	8,150	11,262,729
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+	11,000	11,729,520
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR	2,250	1,788,503	(e)
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.125%		1/1/2025	NR	1,250	18,750
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.25%		1/1/2037	NR	1,700	25,500
NJ EDA–Team Academy	6.00%		10/1/2043	BBB	3,500	3,957,135
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A+	500	524,125
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A	7,000	7,005,110
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB	150	153,675
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	3,995	4,355,189
Total						145,118,284

Special Tax 2.37%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3	250	266,990
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,845	2,131,363
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3	4,800	5,076,672
CT Spl Tax–Trans Infra	5.00%		8/1/2034	A+	3,600	4,216,680
CT Spl Tax–Trans Infra	5.00%		1/1/2037	A+	7,000	8,461,110
CT Spl Tax–Trans Infra	5.00%		1/1/2038	A+	4,250	5,116,830
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	4,115	1,975,200
Gramercy Farms Cmnty Dev Dist(c)	5.25%		5/1/2039	NR	1,340	13
Houston Co Coop Dist–Country Crossing(c)	10.00%		5/1/2039	NR	5,000	550,000	(e)
Inland Valley Redev Agy	5.25%		9/1/2037	A-	4,875	5,603,081
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	554,995
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,765,146
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.671% (CPI Based	)#	3/1/2024	Baa1	5,000	5,098,750
Orange Co CFD–Esencia	5.25%		8/15/2045	NR	490	560,820
PA COPS	4.00%		7/1/2046	A2	2,375	2,626,964
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	1,500	1,753,020
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA	1,400	1,629,768
Riverside RDA–Housing~	Zero Coupon		10/1/2041	A	11,195	14,552,940
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+	1,000	1,077,560
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+	1,400	1,508,584
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A+	660	702,286
Sparks Tourism Impt Dist	6.50%		6/15/2020	Ba2	320	327,555
Sparks Tourism Impt Dist	6.75%		6/15/2028	Ba2	2,500	2,559,075

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
Stone Canyon CID(c)	5.70%	4/1/2022	NR		$1,000	$260,000
Stone Canyon CID(c)	5.75%	4/1/2027	NR		1,300	338,000
Total						69,713,402

Tax Revenue 5.17%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,592,215
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,120,937
Chicago Brd Ed–CIT	5.00%	4/1/2042	A	(f)	1,800	2,030,724
Chicago Brd Ed–CIT	5.00%	4/1/2046	A	(f)	2,050	2,301,904
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,179,825
Hudson Yards	5.75%	2/15/2047	Aa2		355	375,210
Las Vegas Convention Auth Ctr	5.00%	7/1/2043	Aa3		9,500	11,440,470
MA Sch Bldg Auth–Sales Tax	4.00%	2/15/2043	AA		1,000	1,118,340
MA Sch Bldg Auth–Sales Tax(g)	5.00%	2/1/2028	AA+		20,000	21,452,800
Met Atlanta Rapid Trans Auth	3.00%	7/1/2040	AA+		6,140	6,334,024
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,435,642
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BBB		3,565	3,964,743
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB		4,415	4,935,838
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	1,299,671
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	633,949
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,480	7,649,876
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	11,517,200
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		15,000	8,249,100
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	1,039,257
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		2,750	3,252,177
NY UDC–PIT	5.00%	3/15/2033	AA+		750	839,273
NYC TFA–Future Tax	4.00%	5/1/2037	AAA		3,000	3,389,910
NYC TFA–Future Tax	4.00%	8/1/2042	Aa1		1,000	1,117,620
NYC TFA–Future Tax	4.00%	5/1/2044	AAA		1,000	1,123,320
NYC TFA–Future Tax	5.00%	2/1/2036	AAA		1,000	1,139,880
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR		128	111,857
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR		244	194,480
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		238	176,934

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	$1,940	$1,337,184
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,345	1,479,156
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	3,291	876,821
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,798	545,862
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,000	3,044,940
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,303	3,360,736
PR Corp Sales Tax	4.50%	7/1/2034	NR	253	270,897
PR Corp Sales Tax	4.536%	7/1/2053	NR	39	39,878
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	133,329
PR Corp Sales Tax	4.75%	7/1/2053	NR	940	977,600
PR Corp Sales Tax	4.784%	7/1/2058	NR	522	542,927
PR Corp Sales Tax	5.00%	7/1/2058	NR	8,740	9,235,733
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,138,910
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,371,540
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A+	275	292,262
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	4,190	4,494,445
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A+	530	571,605
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	556,237
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,250,729
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,478,555
Total					152,016,522

Tobacco 3.17%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,215,200
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	43,260
Buckeye Tobacco	5.125%	6/1/2024	B-	10,035	10,035,100
Buckeye Tobacco	5.75%	6/1/2034	B-	3,835	3,840,676
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	5,022,000
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,983,100
Golden St Tobacco	5.00%	6/1/2030	A+	500	565,465
Golden St Tobacco	5.00%	6/1/2047	NR	5,000	5,130,500
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,342,193
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,507,169
MI Tob Settlement	5.125%	6/1/2022	B-	555	555,910
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,515,750
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	16,647,450
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,007,224
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,055,763

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		$5,895	$5,897,122
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		205	205,043
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,109,160
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,760	4,148,596
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,855	3,867,259
TSASC	5.00%	6/1/2035	A-		1,390	1,636,391
TSASC	5.00%	6/1/2036	A-		620	728,097
TSASC	5.00%	6/1/2048	NR		4,200	4,178,916
Total						93,237,344

Transportation 20.63%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750	892,740
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,377,860
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,374,980
Atlanta Arpt	5.25%	1/1/2030	Aa3		635	664,585
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-		2,000	2,291,800
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-		4,000	4,549,920
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,532,060
Atlanta Arpt AMT	4.00%	7/1/2040	AA-		4,000	4,490,240
Bay Area Toll Auth	3.00%	4/1/2054	AA-		7,500	7,576,800
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,366,461
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(f)	10,250	11,090,910
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB+	(f)	5,000	5,996,000
CA Muni Fin Auth–LINXS AMT (AGM)	4.00%	12/31/2047	A2		3,630	3,957,063
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(f)	3,500	4,135,320
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,075	4,799,005
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,101,020
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,569,100
Central TX Tpk	5.00%	8/15/2033	BBB+		5,750	6,533,725
Central TX Tpk	5.00%	8/15/2037	BBB+		1,000	1,127,660
Charlotte Arpt	5.00%	7/1/2033	AA-		575	608,097
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,100,900
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	15,025,095
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,048,809
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,000	1,212,650
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	294,196
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,924,550
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,853,600

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	$900	$1,046,394
CT Airport Auth–Ground Trans Proj AMT	4.00%	7/1/2049	A-	3,600	3,936,348
CT Airport Auth–Ground Trans Proj AMT	5.00%	7/1/2049	A-	3,425	4,131,029
Delaware River Port Auth	5.00%	1/1/2029	A+	470	539,198
Delaware River Port Auth	5.00%	1/1/2034	A+	8,000	9,102,240
Denver City & Co Arpt	4.00%	12/1/2043	A	5,000	5,625,950
Denver City & Co Arpt AMT	4.00%	12/1/2048	A	2,605	2,835,412
DFW Arpt	5.00%	11/1/2030	A+	850	964,657
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200	3,013,962
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720	3,778,786
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430	2,875,395
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000	1,171,360
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	3,000	3,484,440
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	529,940
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	5,000	3,384,850
Foothill / Eastern Corridor Toll Rd	3.50%	1/15/2053	A-	9,000	9,426,150
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	1,016,627
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	9,000	10,590,570
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	8,000	9,401,680
Greater Orlando Aviation AMT(d)	4.00%	10/1/2044	AA-	7,500	8,330,475
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1	7,500	8,120,475
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	7,500	9,348,225
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	559,950
HI Airport Sys	5.00%	7/1/2034	AA-	3,000	3,072,000
HI Airport Sys AMT	5.00%	7/1/2041	AA-	5,000	5,719,600
HI Airport Sys AMT	5.00%	7/1/2048	AA-	11,905	14,222,427
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB	4,000	4,482,680
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB	2,500	2,684,375
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2054	A	13,835	16,400,286
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	3,927,489
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	726,231
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	4,000	4,580,480
MA Port Auth AMT	4.00%	7/1/2046	AA	5,465	5,905,260
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,734,285
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,811,786
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	450,675
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	896,445
MD Trans–Baltimore Intl Arpt AMT	3.00%	6/1/2036	A+	7,310	7,513,145

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Met DC Arpt	5.00%	10/1/2035	AA-		$255	$263,905
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,774,777
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,261,220
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,375,293
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-		500	572,425
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		550	627,880
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,318,804
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	5,121,139
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,879,025
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A		160	183,189
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A		515	588,882
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(f)	5,900	6,573,721
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+		575	659,916
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,272,320
MTA NY	4.00%	11/15/2046	A1		4,000	4,403,080
MTA NY	5.00%	11/15/2030	A1		5,095	5,610,971
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,350	1,603,233
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA		14,255	16,014,780
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA		1,000	1,119,320
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3		2,750	3,132,635
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3		1,000	1,135,430
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	6,204,935
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		5,305	5,661,337
North TX Twy Auth	5.00%	1/1/2031	A		250	284,298
North TX Twy Auth	5.00%	1/1/2040	A+		4,350	4,821,192
North TX Twy Auth	5.00%	1/1/2048	A		5,000	5,959,300
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,389,571
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3		5,000	6,001,700
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3		2,700	3,233,790
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3		2,250	2,685,802
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		4,850	5,371,957
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,861,486
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,960,140
OK St Turnpike Auth	4.00%	1/1/2048	AA-		5,750	6,358,752
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,764,486
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,840,550
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,611,360
PA Tpk Commn	5.00%	12/1/2039	A+		750	859,358

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
PA Tpk Commn	5.00%	12/1/2044	A3	$2,500	$3,030,475
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	5,236,181
Port Auth NY & NJ	4.00%	9/1/2043	AA-	2,000	2,275,880
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,675	4,379,277
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	1,972,256
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,474,667
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,247,180
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR	240	98,100
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,265,500
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,231,380
Regional Trans Dist COP	5.375%	6/1/2031	AA-	5,685	5,823,714
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	9,468,240
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	508,152
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,640,361
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,658,265
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,284,650
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,873,180
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,723,862
San Jose Arpt	5.00%	3/1/2047	A	750	895,943
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,294,452
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,331,650
SC St Port Auth AMT(d)	5.00%	7/1/2044	A+	5,000	6,039,950
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,115	5,868,235
TX Surface Trans Corp–NTE Seg 3C AMT	5.00%	6/30/2058	Baa3	24,750	28,927,305
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	922,350
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	957,975
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	308,820
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,083,325
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,633,702
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,666,629
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,363,504
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,920,031
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,419,888
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,804,254
Total					606,827,715

Utilities 11.77%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,831,095
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,502,637

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Baltimore Water	4.00%	7/1/2049	AA-	$5,850	$6,554,925
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,846,174
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,802,800
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	2,020	2,164,188
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,304,318
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	11,270	12,077,721
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	615,340
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,995,067
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	15,130,872
Central Plains–Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,864,505
Chicago Water	5.00%	11/1/2029	A	4,560	5,496,806
Chicago Water	5.00%	11/1/2036	A	1,775	2,092,477
Chicago Water	5.00%	11/1/2039	A	3,455	3,855,918
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,560,670
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,957,050
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	A	2,125	2,133,266
CO Public Auth–ML	6.50%	11/15/2038	A2	4,270	6,521,486
Compton Water	6.00%	8/1/2039	NR	5,500	5,516,335
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,302,760
Detroit Sewer	5.00%	7/1/2034	A	1,980	2,305,611
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,609,440
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+	2,000	2,304,120
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+	2,000	2,263,080
Gainesville Utility	5.25%	10/1/2034	AA-	150	155,639
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2	11,115	11,405,546
HI Dept Budget–Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,526,237
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	338,632
Jefferson Co Sewer	6.50%	10/1/2053	BBB	2,000	2,410,620
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	800,620
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,659,809
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	3,555	4,098,382
KY Muni Pwr–Prairie State Proj	4.00%	9/1/2045	Baa1	8,605	9,237,898
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	Baa1	5,000	5,839,050
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	Baa1	5,000	5,809,650
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,010,908
Long Beach Nat Gas–ML	5.50%	11/15/2037	A2	7,220	10,230,596
Louisville/Jeff CO Met Swr Dist	3.25%	5/15/2046	Aa3	2,450	2,485,207
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,435,628

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		$2,970	$3,440,210
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%		2/1/2040	BBB		5,085	5,370,930
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%		4/1/2040	BBB		3,260	3,444,679
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,138,730
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,229,130
North Sumter Co Util Dep Dist	5.375%		10/1/2030	AA-		5,240	5,449,286
NY Env Facs–Clean Wtr & Drinking	5.125%		6/15/2038	AAA		520	520,343
NYC Muni Water	5.00%		6/15/2036	AA+		500	574,920
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,677,120
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,180,800
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,174,260
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,168,070
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,358,060
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,762,965
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,966,382
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	7,991,358
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A-		5,040	5,348,700
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,397,950
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,268,650
PR Elec Pwr Auth(c)	2.254% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	NR		4,000	2,920,000
PR Elec Pwr Auth(c)	5.00%		7/1/2028	NR		270	216,000
PR Elec Pwr Auth(c)	5.25%		7/1/2028	NR		880	706,200
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,624
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A3		3,465	4,506,440
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		14,045	18,946,705
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A3		3,685	4,567,963
Southern CA Pub Pwr Auth–Goldman Sachs	2.98% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		3,090	2,977,431
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		1,490	1,941,872
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(f)	3,000	3,665,580
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760	8,901,030
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500	13,484,875
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2025	A3		950	1,043,585
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		4,445	4,867,719
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,965	10,898,222
Total							346,439,872
Total Municipal Bonds (cost $2,738,273,575)							2,933,420,237

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 1.30%

Variable Rate Demand Notes 1.30%

General Obligation 0.03%
NYC GO	1.77%	10/1/2019	3/1/2034	Aa1	$1,000	$1,000,000

Housing 0.09%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.85%	10/1/2019	7/1/2047	Aaa	2,500	2,500,000

Money Market Securities 0.17%
NYC TFA–Future Tax	1.77%	10/1/2019	11/1/2022	AAA	5,140	5,140,000

Special Tax 0.10%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2042	AAA	2,920	2,920,000

Tax Revenue 0.13%
NYC TFA–Future Tax	1.77%	10/1/2019	5/1/2034	AAA	1,000	1,000,000
NYC TFA–Future Tax	1.77%	10/1/2019	11/1/2044	AAA	1,070	1,070,000
NYC TFA–Future Tax	1.82%	10/1/2019	11/1/2022	AAA	1,850	1,850,000
Total						3,920,000

Utilities 0.78%
NYC Muni Water	1.78%	10/1/2019	6/15/2049	AA+	15,705	15,705,000
NYC Muni Water	1.82%	10/1/2019	8/1/2031	AAA	2,200	2,200,000
NYC Wtr & Swr	1.76%	10/1/2019	6/15/2045	AAA	4,940	4,940,000
Total						22,845,000
Total Short-Term Investments (cost $38,325,000)						38,325,000
Total Investments in Securities 101.00% (cost $2,776,598,575)						2,971,745,237
Liabilities in Excess of Cash and Other Assets(i) (1.00%)						(29,545,102)
Net Assets 100.00%						$2,942,200,135

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2019

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $79,983,455, which represents 2.72% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	This investment has been rated by Fitch IBCA.
(g)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2019	249	Short	$(41,061,204)	$(40,415,813)	$645,391

See Notes to Financial Statements.	89

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$155,856,297	$2,842,000	$158,698,297
General Obligation	–	443,058,554	260,850	443,319,404
Lease Obligations	–	234,449,520	247,520	234,697,040
Other Revenue	–	143,329,781	1,788,503	145,118,284
Special Tax	–	69,163,402	550,000	69,713,402
Remaining Industries	–	1,881,873,810	–	1,881,873,810
Short-Term Investments
Variable Rate Demand Notes	–	38,325,000	–	38,325,000
Total	$–	$2,966,056,364	$5,688,873	$2,971,745,237

Liabilities
Trust Certificates(3)	$–	$(25,000,000)	$–	$(25,000,000)
Total	$–	$(25,000,000)	$–	$(25,000,000)

Other Financial Instruments
Futures Contracts
Assets	$645,391	$–	$–	$645,391
Liabilities	–	–	–	–
Total	$645,391	$–	$–	$645,391

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Refer to Note 2(h) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$4,929,227
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(32,064)
Purchases	329,432
Sales	–
Transfers into Level 3	1,751,985
Transfers out of Level 3	(1,289,707)
Balance as of September 30, 2019	$5,688,873
Change in unrealized appreciation/depreciation for the year ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$(32,064)

90	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.04%

Corporate-Backed 11.32%
Allegheny Co IDA–US Steel	6.55%		12/1/2027	B	$1,115	$1,172,121
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	6,050	6,062,100
AR DFA- Big River Steel AMT†	4.50%		9/1/2049	B	36,000	38,742,480
Arista Met District	5.125%		12/1/2048	NR	3,500	3,760,715
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000	5,075,400
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2044	Baa3	2,000	853,800
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,600,873
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,621,000
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,284,501
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	674,894
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,617,945
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	3,300	3,645,411
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa3	3,565	3,765,282
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	24,910	27,189,514
MD EDC–Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	3,430	2,173,763
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,864,400
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,769,440
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	10,500	11,127,060
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,516,601
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,374,971
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,981,105
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,111,728
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,998,866
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	35,725	39,520,067
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,628,683
OH Air Dev Auth–OVEC	3.25%		9/1/2029	BB+	8,500	8,799,200
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	28,870	31,916,074
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,353,338
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	13,500	14,645,070
PA Dev Fin Auth–Covanta AMT†	3.25%		8/1/2039	B	6,980	6,982,862
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,069,740
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,547,305
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,097,080
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B1	1,500	1,522,620
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	32,515	37,512,555
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	3,150	3,362,341

See Notes to Financial Statements.	91

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR	$925	$1,011,007
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR	4,000	4,698,560
West Pace Coop Dist(b)	9.125%	5/1/2039	NR	13,770	7,986,600	(d)
WI PFA–American Dream†	6.75%	12/1/2042	NR	1,000	1,186,800
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR	2,500	2,765,650
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB+	8,000	8,550,640
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BBB	3,255	3,469,863
WI Pub Fin Auth–Celanese AMT	5.00%	12/1/2025	BBB	1,950	2,250,904
Total					371,860,929

Education 5.61%
AZ Edu Fac–Odyssey Prep†	5.00%	7/1/2049	BB-	2,000	2,102,040
AZ Edu Fac–Odyssey Prep†	5.00%	7/1/2054	BB-	5,000	5,238,300
AZ IDA–Academy of Math & Science Proj†	5.625%	7/1/2048	BB	2,235	2,433,513
AZ IDA–Academy of Math & Science Proj†	5.75%	7/1/2053	BB	3,000	3,274,020
AZ IDA–American Charter Sch†	5.00%	7/1/2022	BB+	1,880	1,943,882
AZ IDA–Equitable School Fund	4.00%	11/1/2049	A	1,345	1,477,308
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+	11,500	11,974,835
CA Muni Fin–William Jessup U	5.00%	8/1/2039	NR	2,000	2,299,680
CA Muni Fin–William Jessup U	5.00%	8/1/2048	NR	6,350	7,192,645
Cap Trust Ed Facs–Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,086,480
Cap Trust Ed Facs–Advantage Charter Scho	5.00%	12/15/2054	Baa3	705	761,604
Cap Trust Ed Facs–Renaissance Charter†	5.00%	6/15/2039	NR	1,950	2,062,379
Cap Trust Ed Facs–Renaissance Charter†	5.00%	6/15/2049	NR	9,815	10,315,761
Chicago Brd Ed	5.00%	12/1/2044	BB-	1,000	1,123,770
Chicago Brd Ed	5.00%	12/1/2046	BB-	2,500	2,803,225
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR	6,500	7,142,980
Columbus-Franklin Co Fin–Ohio Dominican U	6.50%	3/1/2048	NR	2,000	2,154,800
Columbus-Franklin Co Fin–Ohio Dominican U	6.50%	3/1/2053	NR	3,000	3,216,420
CT Hlth & Ed–Connecticut State Univ	3.00%	11/1/2035	A1	3,100	3,181,189
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	1,340	1,385,640
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR	3,200	3,530,752
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR	3,250	3,555,533
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2039	BBB-	2,250	2,602,733
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2049	BBB-	4,480	5,112,262
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+	1,500	1,705,335
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+	9,645	10,799,892
Glenville Clg	5.00%	6/1/2037	NR	1,500	1,578,855

92	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Glenville Clg	5.25%	6/1/2047	NR	$4,050	$4,277,043
Hlth & Ed Facs of Nashville Co-Lipscomb U	5.25%	10/1/2058	BBB	3,400	4,113,286
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3	4,325	4,330,017
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,003,960
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,502,150
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3	4,450	4,464,151
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	5,250	5,950,035
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3	5,500	6,137,670
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB	1,500	1,619,190
NY Dorm–Yeshiva Univ	5.00%	11/1/2031	B3	1,505	1,583,290
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB	2,500	2,673,425
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB	1,325	1,442,819
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB	3,080	3,343,063
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1	2,060	2,225,068
Pima IDA–American Leadership Acad†	5.00%	6/15/2047	NR	8,300	8,561,699
Pima IDA–American Leadership Acad†	5.00%	6/15/2052	NR	4,565	4,703,000
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR	5,000	5,344,200
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	5,745	6,424,633
WI PFA–MN Clg of Osteopatic Med†	5.50%	12/1/2048	CC	2,700	2,669,301
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,324,660
WI PFA–Wingate Univ	5.25%	10/1/2048	BBB	3,000	3,472,080
Total					184,220,573

Financial Services 0.19%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,359,276

General Obligation 9.21%
Allan Hancock CCD	3.25%	8/1/2044	AA	2,415	2,496,313
American Samoa GO	6.625%	9/1/2035	Ba3	2,000	2,143,360
American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	5,047,258
Bellwood GO	5.875%	12/1/2027	A	3,000	3,372,540
Bellwood GO	6.15%	12/1/2032	A	2,770	3,143,064
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,918,300
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	6,087,830
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,929,450
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,040	4,142,172
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,337,040
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,748,190

See Notes to Financial Statements.	93

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	5.00%		12/1/2034	BB-	$700	$813,085
Chicago Brd Ed	5.00%		12/1/2035	BB-	750	868,530
Chicago Brd Ed	5.00%		12/1/2042	BB-	10,850	11,470,294
Chicago Brd Ed	5.00%		12/1/2046	BB-	6,000	6,794,100
Chicago Brd Ed	5.25%		12/1/2035	BB-	7,160	7,954,259
Chicago Brd Ed	5.25%		12/1/2039	BB-	7,860	8,674,610
Chicago Brd Ed	5.25%		12/1/2041	BB-	16,315	17,055,048
Chicago Brd Ed	5.50%		12/1/2039	BB-	5,975	6,283,669
Chicago Brd Ed	6.50%		12/1/2046	BB-	4,900	5,941,936
Chicago Brd Ed†	6.75%		12/1/2030	BB-	1,000	1,298,940
Chicago Brd Ed	7.00%		12/1/2044	BB-	2,180	2,650,291
Chicago Brd Ed†	7.00%		12/1/2046	BB-	6,560	8,360,326
Chicago GO	5.00%		1/1/2034	BBB+	760	761,999
Chicago GO	5.00%		1/1/2038	BBB+	3,800	4,202,762
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,914,198
Chicago GO	5.25%		1/1/2032	BBB+	3,050	3,345,027
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,728,172
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,118,300
Chicago GO	5.50%		1/1/2042	BBB+	250	277,725
Chicago GO	5.50%		1/1/2049	BBB+	17,175	20,107,116
Chicago GO	6.00%		1/1/2038	BBB+	17,835	21,305,156
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A	5,000	5,773,900
CIC Met Dist 14	5.875%		12/1/2046	NR	6,500	7,112,300
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,324,538
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	762,945
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	BB-	5,000	5,072,950
IL State GO	3.50%		6/1/2029	BBB-	3,880	3,917,364
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,864,800
IL State GO	4.00%		6/1/2037	BBB-	7,040	7,227,053
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,161,380
IL State GO	5.00%		11/1/2028	BBB-	2,000	2,285,580
IL State GO	5.00%		5/1/2039	BBB-	5,000	5,392,750
IL State GO	6.00%		5/1/2026	BBB-	10,000	11,999,300
ME Fin Auth–Casella Waste AMT†	4.375%	#(c)	8/1/2035	B	1,250	1,372,825
MI Strategic Fund–I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,000	2,232,260
New Haven GO	5.50%		8/1/2033	BBB+	1,000	1,214,840
New Haven GO	5.50%		8/1/2035	BBB+	660	797,260

94	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
New Haven GO	5.50%	8/1/2037	BBB+		$1,280	$1,536,806
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+		8,730	6,628,514
PR Comwlth GO(b)	4.00%	7/1/2020	Ca		1,175	754,938
PR Comwlth GO(b)	5.00%	7/1/2020	Ca		11,695	7,645,606
PR Comwlth GO(b)	5.00%	7/1/2023	Ca		2,710	2,018,950
PR Comwlth GO(b)	5.625%	7/1/2032	Ca		4,775	3,426,063
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca		1,775	1,786,928
Scranton GO†	5.00%	9/1/2028	BB+		500	579,895
Scranton GO†	5.00%	9/1/2029	BB+		1,000	1,155,940
Scranton GO	5.00%	11/15/2032	BB+		5,830	6,359,947
WI PFA–American Dream†	7.00%	12/1/2050	NR		29,050	34,887,597
Total						302,584,289

Health Care 25.09%
AL PFA–AL Proton Therapy†	6.85%	10/1/2047	NR		6,500	7,205,510
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	B-	(e)	2,750	2,405,288
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	B-	(e)	1,000	876,900
Allegheny Co Hsp–Allegheny Hlth	4.00%	4/1/2044	A		3,750	4,041,188
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,273,040
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,515,688
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,104,390
Atlanta Dev Auth–Georgia Proton Ctr	6.75%	1/1/2035	NR		1,500	1,611,495
Atlanta Dev Auth–Georgia Proton Ctr	7.00%	1/1/2040	NR		13,000	13,987,610
Berks Co IDA–Tower Hlth	4.00%	11/1/2047	A		5,000	5,357,600
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,124,500
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	7,203,019
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CC		5,350	5,349,625
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CC		1,310	1,306,738
CA Stwde–Daughters of Charity	5.75%	7/1/2035	CC		2,620	2,619,712
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,790,732
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,857,406
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		1,305	1,451,082
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	23,782,290
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		12,775	14,286,538
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	20,908,080
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	A-	(e)	1,000	1,006,840
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	A-	(e)	2,500	2,517,850
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	A-	(e)	1,000	1,110,500

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	A-	(e)	$2,570	$2,863,648
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	A-	(e)	1,000	1,112,720
Calcasieu Parish Hsp–Lake Charles Mem	5.00%	12/1/2039	BB+		6,800	8,021,212
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB	(e)	4,000	4,342,760
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB	(e)	4,000	4,276,600
City of Wayzata–Folkestone Sr Living	5.00%	8/1/2049	NR		400	440,540
City of Wayzata–Folkestone Sr Living	5.00%	8/1/2054	NR		1,000	1,098,980
Cnty of Lucas OH–ProMedica Hlth	5.25%	11/15/2048	Baa1		8,650	10,381,038
CO Hlth–Christian Living(f)	4.00%	1/1/2038	NR		550	585,866
CO Hlth–CommonSpirit	4.00%	8/1/2049	BBB+		10,000	10,753,900
CO Hlth Facs–Christian Living(f)	5.00%	1/1/2038	NR		1,600	1,832,752
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,053,180
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2037	BB+	(e)	750	864,158
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2047	BB+	(e)	2,250	2,540,138
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(e)	1,000	1,091,380
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(e)	1,500	1,630,350
CT Hlth–Nuvance	4.00%	7/1/2041	A-		2,500	2,765,325
CT Hlth–Nuvance	4.00%	7/1/2049	A-		3,375	3,690,326
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,067,880
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	338,276
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,017,120
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	NR		5,650	6,320,542
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		8,075	9,435,314
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		4,900	5,707,814
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,304,984
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,095,937
Duluth Econ Dev Auth- Essentia Health	5.25%	2/15/2058	A-		13,000	15,414,360
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	BBB+	(e)	1,000	1,100,740
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	BBB+	(e)	2,800	3,039,260
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,372,917
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,670	2,769,911
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	829,328
Floyd Co Dev Auth–Spires Berry College	6.25%	12/1/2048	NR		2,500	2,609,275
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		3,500	3,684,030
Franklin Hlth–Proton Therapy†	7.50%	6/1/2047	NR		10,000	11,169,500
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	4,254,680
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,303,750

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		$3,600	$4,229,316
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(e)	4,385	4,432,007
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,625,955
Glendale IDA–Beatitudes	5.00%		11/15/2040	NR		4,000	4,306,560
Glendale IDA–Beatitudes	5.00%		11/15/2045	NR		1,300	1,391,169
Glendale IDA–Beatitudes	5.00%		11/15/2053	NR		6,770	7,250,670
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2040	BB		4,880	5,264,837
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		910	978,496
Hanover Co EDA–Covenant Woods	5.00%		7/1/2042	NR		2,000	2,076,760
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	2,058,028
Hanover Co EDA–Covenant Woods	5.00%		7/1/2051	NR		1,000	1,084,940
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BBB-	(e)	1,655	1,748,243
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BBB-	(e)	3,000	3,527,220
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,762,218
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,118,059
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	3,190,454
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	7,548,310
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	B+		11,470	12,444,491
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	56,898
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	57,148
IL Fin Auth–Clare Oaks~	4.00%		11/15/2052	NR		569	113,090
IL Fin Auth–Clare Oaks	4.00%	#(c)	11/15/2052	NR		4,550	2,731,024	(d)
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		735	727,650
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,575,355
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(e)	2,165	2,342,075
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(e)	3,150	3,365,870
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,718,785
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2042	BB	(e)	1,750	1,974,403
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2050	BB	(e)	7,250	8,102,092
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		410	426,597
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	2,934,154
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	6,976,257
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,170,190
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,848,714
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,004,454
Lancaster Co Hosp Auth–Bretheren Village	5.125%		7/1/2037	BB+	(e)	1,000	1,095,170
Lancaster Co Hosp Auth–Bretheren Village	5.25%		7/1/2041	BB+	(e)	1,000	1,099,980

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Licking Co Hlth–Kendal Granville	6.00%	7/1/2050	NR		$6,000	$6,262,500
MA DFA–Atrius Hlth	4.00%	6/1/2049	BBB		10,000	10,736,400
MA DFA–Boston Medical Center	4.00%	7/1/2047	NR		4,130	4,407,082
MA DFA–Newbridge†	4.125%	10/1/2042	BB+	(e)	2,500	2,631,350
MA DFA–Wellforce Hlth	4.00%	7/1/2044	BBB+		3,400	3,686,042
Magnolia West CDD	5.35%	5/1/2037	NR		255	272,774	(d)
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,450	3,656,552
MD Hlth & Hi Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	8,285,134
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	238,847
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	264,370
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,566,604
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,977,728
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2026	BB+	(e)	2,125	2,183,161
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2030	BB+	(e)	905	917,751
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2035	BB+	(e)	2,600	2,602,652
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2036	BB+	(e)	1,250	1,247,163
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	3,955	3,895,240
MI Fin Auth–Henry Ford Hlth	4.00%	11/15/2050	A		3,630	4,004,362
MO Hlth Ed–Mosaic Hlth	4.00%	2/15/2054	A1		4,000	4,372,280
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		5,375	5,825,586
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		4,440	4,856,206
Montgomery Co Hosp–Premier	4.00%	11/15/2045	Baa1		2,500	2,724,800
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Ba1		7,000	7,836,430
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,052,345
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,552,673
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,989,712
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,459,359
NC Med Care Comm–Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,906,880
New Hope–Carillon	5.00%	7/1/2046	NR		5,200	5,325,164
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		3,600	3,745,980
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,843,319
New Hope Ed Facs–Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	5,028,777
NJ EDA–Bancroft Neurohealth	5.00%	6/1/2036	NR		1,500	1,636,365
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	6,088,837
NM Hsp–Haverland	5.00%	7/1/2049	BBB-	(e)	3,375	3,816,821
Norfolk Redev & Hsg Auth–Harbor’s Edge	5.00%	1/1/2049	NR		2,500	2,719,375
Norfolk Redev & Hsg Auth–Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,614,853

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Oconee Co IDA–Presby Village	6.25%	12/1/2048	NR		$2,000	$2,128,880
Oconee Co IDA–Presby Village	6.375%	12/1/2053	NR		3,000	3,193,350
OK DFA–OU Med	5.50%	8/15/2052	Baa3		6,450	7,716,651
OK DFA–OU Med	5.50%	8/15/2057	Baa3		11,290	13,439,277
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		2,060	2,483,680
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		2,550	3,007,521
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		12,545	14,736,361
Palm Beach Co Hlth–Baptist(f)	4.00%	8/15/2049	AA-		6,600	7,208,454
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,619,647
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,823,625
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,177,781
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,635,268
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,633,594
Philadelphia IDA–Wesley	5.00%	7/1/2037	BB	(e)	2,500	2,810,150
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(e)	3,355	3,727,405
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(e)	4,000	4,418,160
Pinellas Co IDA–Patel Foundation	5.00%	7/1/2039	NR		3,720	4,341,166
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,778,565
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,194,690
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB-		7,000	7,947,520
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	1,962,349
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,057,960
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	1,625	1,805,863
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	1,450	1,599,379
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(e)	1,000	1,085,890
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(e)	1,600	1,735,152
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,292,900
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,197,339
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,669,352
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(e)	1,100	1,194,655
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660	1,797,481
Tarrant Co Cultural–Buckingham Sr Lvg(b)	5.50%	11/15/2045	D		3,650	2,555,000
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		3,500	4,034,695
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,447,840
Tempe IDA–ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,386,864
Tempe IDA–ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,598,814
Town of Hamden–Whitney Center(f)	5.00%	1/1/2050	NR		5,500	5,924,985

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(e)	$2,750	$3,124,385
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,230,132
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,590,316
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,349,823
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,178,021
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,321,390
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,479,025
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,154,040
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,965	2,110,508
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,230,850
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,080	1,155,146
WA Hsg–Transforming Age†(f)	5.00%	1/1/2055	BB	(e)	3,000	3,255,150
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,853,375
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,400	1,533,308
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,625	1,753,895
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,121,840
WI PFA–Bancroft Neurohealth†	4.625%	6/1/2036	NR		3,480	3,603,888
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	5,246,038
WI PFA–Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,980,695
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,556	798,899
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	7,033,107
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300	2,569,031
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,213,999
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,533,954
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,641,850
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,120,280
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	3,150,000
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	1,260,000
Total						824,485,430

Housing 3.57%
CA Com Hsg Agency–Verdant†	5.00%	8/1/2049	NR		17,200	19,329,532
CA HFA–MFH	4.25%	1/15/2035	BBB+		3,546	4,223,347
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,500	2,909,650
MI HDA	3.60%	10/1/2060	AA		6,330	6,483,503
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	793,338
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,130,300

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
AZ IDA–NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		$2,500	$2,922,825
CA Cmnty Hsg–Annadel Apts†	5.00%	4/1/2049	NR		19,000	21,204,570
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	NR		550	622,968
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,735,260
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,267,574
Ca Stwde–Lancer Student Hsg†	5.00%	6/1/2051	NR		945	1,091,343
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,974,345
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,060	2,945,097
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(e)	6,700	7,369,263
MA ST Hsg Fin Agncy	3.60%	12/1/2059	AA		5,845	6,057,232
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(e)	1,500	1,586,910
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(e)	5,425	5,719,632
NYC HDC	3.45%	5/1/2059	AA+		5,000	5,151,100
Roanoke Co EDA–Richfield Living	5.25%	9/1/2049	NR		15,000	15,586,950
Roanoke Co EDA–Richfield Living	5.375%	9/1/2054	NR		6,000	6,293,520
Total						117,398,259

Lease Obligations 4.50%
Aviation Station North Met Dist	5.00%	12/1/2039	NR		750	804,802
Aviation Station North Met Dist	5.00%	12/1/2048	NR		1,850	1,967,919
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,630,935
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,424,900
Houston Co Coop Dist–Country Crossing(b)	12.50%	5/15/2020	NR		4,199	587,860	(d)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,376,642
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,541,815
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,736,880
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		5,450	6,168,964
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,175	1,320,864
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB		5,000	5,638,600
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(e)	2,000	2,260,880
NJ EDA–Sch Facs	5.00%	6/15/2043	BBB+		5,000	5,731,100
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,276,649
NJ EDA–State House	5.00%	6/15/2043	BBB+		3,800	4,355,636
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,325	8,362,104
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		6,990	3,698,129
NJ Trans Trust Fund(f)	4.00%	6/15/2050	BBB+		39,000	40,478,880
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,810,365
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+		15,170	17,337,338

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		$15,420	$18,088,123
PA COPS	5.00%	7/1/2043	A2		1,200	1,432,488
PR Pub Fin Corp(b)	5.50%	8/1/2031	C		12,250	741,003
Total						147,772,876

Other Revenue 6.08%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		5,120	5,401,395
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,512,530
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,307,550
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB		2,390	2,648,383
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB		1,000	1,088,820
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	BB		2,500	2,701,550
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB		5,000	5,216,450
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+		1,350	1,579,662
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+		9,075	10,541,066
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,131,450
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR		20,025	22,441,617
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	4,108,520
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,220	804,029
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,465,499	(d)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,491,950
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	B+	(e)	6,000	6,444,540
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	Ba1		3,250	3,537,592
Gainesville & Hall Co Dev Auth–Riverside	5.00%	3/1/2047	BBB-	(e)	1,680	1,856,333
Gainesville & Hall Co Dev Auth–Riverside	5.125%	3/1/2052	BBB-	(e)	1,250	1,382,400
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B		1,250	1,252,025
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038	NR		3,200	3,420,960
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048	NR		4,350	4,656,892
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040	NR		3,000	3,313,470
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050	NR		6,450	7,012,182
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A3		15,260	21,399,861
Main St Nat Gas–Macquarie	5.00%	5/15/2043	A3		1,900	2,258,378
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3		22,085	30,519,924
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047	BB+		4,000	4,317,640
MD EDC–Chesapeake Bay Hyatt(b)	5.00%	12/1/2031	NR		10,700	6,781,125
MD EDC–Chesapeake Bay Hyatt(b)	5.25%	12/1/2031	NR		3,000	1,901,250
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037	NR		5,070	3,894,774	(d)

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR	$2,250	$1,788,502	(d)
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR	640	640,749
Michigan St Strategic FD Escrow(g)	Zero Coupon	–	(h)	NR	5,000	500	(i)
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.125%	1/1/2025		NR	2,790	41,850
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.25%	1/1/2037		NR	5,755	86,325
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB	3,165	3,174,400
Ohio St Pollution Ctl Rev Escrow(b)	5.625%	5/15/2020		NR	2,965	297	(i)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB	7,000	7,011,620
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB	2,000	2,137,660
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		CC	1,425	1,003,528
UT Charter Sch Fin Auth–Freedom Academy†	5.375%	6/15/2048		NR	5,150	5,395,809
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB	1,050	1,083,842
Total						199,764,299

Special Tax 4.48%
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR	5,500	6,176,115
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR	1,030	1,067,863
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR	2,150	2,226,519
Arborwood CDD	6.90%	5/1/2025		NR	355	393,113	(d)
Arborwood CDD	6.90%	5/1/2036		NR	60	64,841	(d)
Arborwood CDD	6.90%	5/1/2036		NR	705	768,521
Broadway Station Met District	5.125%	12/1/2048		NR	1,500	1,589,025
Celebration Pointe CDD†	5.00%	5/1/2048		NR	3,100	3,286,341
Compton Redev Agy	6.00%	8/1/2042		NR	4,750	4,893,972
DIBC Dist No. 1	6.00%	12/1/2048		NR	2,300	2,416,817
Fremont CFD–Pacific Commons	5.00%	9/1/2045		NR	3,000	3,388,260
Grandview IDA–Grandview Crossing(b)	5.75%	12/1/2028		NR	1,000	180,000
Houston Co Coop Dist–Country Crossing(b)	10.00%	5/1/2039		NR	11,325	1,245,750	(d)
Inland Valley Redev Agy	5.25%	9/1/2037		A-	3,375	3,879,056
Miami World Ctr CDD	5.25%	11/1/2049		NR	2,000	2,197,160
North Las Vegas Special Improv Dist–Vall	4.50%	6/1/2039		NR	500	530,030
North Las Vegas Special Improv Dist–Vall	4.625%	6/1/2043		NR	500	530,455
North Las Vegas Special Improv Dist–Vall	4.625%	6/1/2049		NR	765	806,050
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037		NR	750	815,190
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046		NR	2,850	3,075,606
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046		NR	5,000	5,291,650
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031		BBB	6,110	6,127,841
Orange Co CFD–Esencia	5.25%	8/15/2045		NR	1,950	2,231,834

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
PA COPS	4.00%	7/1/2046	A2	$3,175	$3,511,836
Peninsula Town Center†	5.00%	9/1/2037	NR	875	984,261
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,494,013
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,621,300
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,679,260
Prince George CO†	5.00%	7/1/2046	NR	5,000	5,348,500
Prince George CO Spec Ob–Westphalia Proj†	5.125%	7/1/2039	NR	1,100	1,222,727
Prince George CO Spec Ob–Westphalia Proj†	5.25%	7/1/2048	NR	3,000	3,332,400
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,182,839
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,505	7,078,416
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,135,560
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,623,465
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,170,400
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,246,000
Sparks Tourism Impt Dist	6.75%	6/15/2028	Ba2	5,500	5,629,965
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,320,087
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,485	386,100
Tern Bay CDD(b)	5.375%	5/1/2037	NR	420	420,193
Velocity Met District	5.375%	12/1/2039	NR	6,320	6,749,886
Velocity Met District	5.50%	12/1/2048	NR	12,680	13,537,041
Village CDD #10	6.00%	5/1/2044	NR	895	1,016,102
Village CDD #12†	4.25%	5/1/2043	NR	7,495	8,003,611
Village CDD #12†	4.375%	5/1/2050	NR	2,995	3,206,058
West Villages Unit #7	4.75%	5/1/2039	NR	1,750	1,816,815
West Villages Unit #7	5.00%	5/1/2050	NR	3,090	3,218,822
Total					147,117,666

Tax Revenue 5.45%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,078,735
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	765	878,656
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,244,531
Met Pier & Expo Auth–McCormick Place	Zero Coupon	12/15/2054	BBB	21,595	5,603,255
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2050	BBB	8,035	8,138,812
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2052	BBB	2,830	2,970,368
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BBB	6,035	6,579,357
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BBB	10,000	11,121,300
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BBB	5,000	5,073,200

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB	$9,150	$10,229,425
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,606,500
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	11,517,200
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	898	784,744
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,714	1,366,144
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,671	1,242,255
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	3,596	2,478,615
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,332,358
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	33,226	8,852,403
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	18,942	3,695,395
PR Corp Sales Tax	4.329%	7/1/2040	NR	14,127	14,373,940
PR Corp Sales Tax	4.50%	7/1/2034	NR	1,774	1,899,493
PR Corp Sales Tax	4.536%	7/1/2053	NR	279	285,278
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,105	1,142,084
PR Corp Sales Tax	4.75%	7/1/2053	NR	19,345	20,118,800
PR Corp Sales Tax	4.784%	7/1/2058	NR	3,659	3,805,689
PR Corp Sales Tax	5.00%	7/1/2058	NR	38,857	41,060,969
Reno NV–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,736,040
Virgin ISlands PFA–Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,972,965
Total					179,188,511

Tobacco 8.82%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	91,300	5,547,388
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	4,326,000
Buckeye Tobacco	5.125%	6/1/2024	B-	39,155	39,155,392
Buckeye Tobacco	5.75%	6/1/2034	B-	11,155	11,171,509
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	11,026,290
Buckeye Tobacco	5.875%	6/1/2047	B-	21,565	21,659,886
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	4,389,117
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	4,246,500
Golden St Tobacco	5.00%	6/1/2047	NR	18,275	18,751,978
Golden St Tobacco	5.00%	6/1/2047	NR	24,380	25,016,318
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	14,603,227
Golden St Tobacco	5.30%	6/1/2037	B+	5,000	5,203,800
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	2,047,790

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
LA Co Tobacco	Zero Coupon	6/1/2046	NR		$10,000	$1,729,700
MI Tob Settlement	Zero Coupon	6/1/2058	NR		50,000	1,738,500
MI Tob Settlement	5.125%	6/1/2022	B-		2,060	2,063,378
MI Tob Settlement	5.25%	6/1/2022	B-		3,220	3,225,216
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	5,031,850
Monroe Tobacco	Zero Coupon	6/1/2061	NR		22,900	766,234
Nassau Co Tobacco	5.00%	6/1/2035	B-		3,170	3,148,729
Nassau Co Tobacco	5.25%	6/1/2026	B-		4,000	3,999,800
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,025	5,033,040
Nthrn AK Tobacco	5.00%	6/1/2046	B3		2,640	2,644,198
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC		27,500	3,425,675
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,280	5,303,971
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+		25,885	3,497,581
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	1,865,451
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	1,474,200
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		10,000	1,225,400
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC		15,000	2,197,800
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		5,200	5,488,132
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,220	6,221,368
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,880	2,880,605
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		20,000	950,200
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		7,440	8,208,924
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	794,925
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	4,584,171
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		13,230	13,272,072
TSASC	5.00%	6/1/2036	A-		280	328,818
TSASC	5.00%	6/1/2045	B+		2,040	2,036,940
TSASC	5.00%	6/1/2048	NR		29,670	29,521,057
Total						289,803,130

Transportation 6.97%
Bay Area Toll Auth	3.00%	4/1/2054	AA-		7,500	7,576,800
Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,152,605
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(e)	9,200	9,954,768
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,129,700
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,194,487
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		6,535	7,746,328
CT Airport Auth–Ground Trans Proj AMT	4.00%	7/1/2049	A-		2,850	3,116,275

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Denver City & Co Arpt AMT	5.50%		11/15/2025	A		$3,410	$3,950,758
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	A		5,000	2,995,050
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	A		25,000	18,571,250
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		4,500	3,046,365
Foothill / Eastern Corridor Toll Rd	3.50%	#(c)	1/15/2053	A-		16,980	17,784,003
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,000	1,161,860
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		5,000	5,883,650
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		6,915	8,126,577
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BBB+		2,000	2,372,660
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB		3,000	3,362,010
IL State GO	5.00%		11/1/2027	BBB-		4,500	5,153,625
Kansas City IDA–Kansas City Intl Airport AMT	5.00%		3/1/2054	A		6,665	7,900,824
MD EDC–Ports America Chesapeake AMT	5.00%		6/1/2044	Baa3		250	300,450
MD EDC–Ports America Chesapeake AMT	5.00%		6/1/2049	Baa3		750	896,445
MI Strategic Fund–I-75 AMT (AGM)	4.50%		6/30/2048	AA		3,000	3,364,200
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(e)	5,900	6,573,721
NJ Trans Trust Fund	6.00%		6/15/2035	BBB+		2,700	2,881,359
North TX Twy Auth	4.25%		1/1/2049	A		5,525	6,204,078
NY Trans Dev Corp–Delta AMT	4.00%		1/1/2036	Baa3		4,130	4,515,783
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		10,000	11,162,200
OH St Trpk	Zero Coupon		2/15/2043	Aa3		7,730	3,891,282
PA Tpk Commn	4.00%		12/1/2049	A3		3,500	3,840,550
PA Tpk Commn	5.00%		12/1/2044	A3		4,500	5,454,855
PR Hwy & Trans Auth(b)	5.00%		7/1/2020	C		6,035	2,481,894
PR Hwy & Trans Auth(b)	5.00%		7/1/2022	C		1,545	635,381
PR Hwy & Trans Auth(b)	5.00%		7/1/2028	C		1,015	139,563
Reno NV–ReTRAC-Reno Trans†	Zero Coupon		7/1/2058	NR		33,500	4,803,230
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		5,000	5,656,700
South Carolina Ports AMT	5.25%		7/1/2055	A+		5,000	5,736,300
TX Surface Trans Corp–NTE Seg 3C AMT	5.00%		6/30/2058	Baa3		24,250	28,342,915
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2036	Baa3		1,050	567,221
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2040	Baa3		1,100	471,900
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2047	Baa3		1,000	293,140
TX Trans Comm–Hwy 249	Zero Coupon		8/1/2048	Baa3		1,000	278,190
TX Trans Comm–Hwy 249	5.00%		8/1/2057	Baa3		2,375	2,789,675
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB		1,230	1,363,504
Total							228,824,131

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 7.75%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	$4,705	$5,040,843
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	14,290	15,310,020
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,250	2,703,532
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	11,875	12,726,081
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	3,860	5,290,323
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2034	NR	1,000	1,108,220
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2049	NR	5,500	6,008,420
CO Public Auth–ML	6.50%	11/15/2038	A2	5,255	8,025,856
Compton Water	6.00%	8/1/2039	NR	3,710	3,721,019
Detroit Water	5.25%	7/1/2041	AA-	5,000	5,301,400
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+	2,000	2,304,120
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+	2,000	2,263,080
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,788,424
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2	15,515	15,920,562
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	5,000	4,837,600
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB	5,445	5,246,639
Jefferson Co Sewer	6.00%	10/1/2042	BBB	7,175	8,541,479
Jefferson Co Sewer	6.50%	10/1/2053	BBB	20,050	24,166,465
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,833,538
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,862,000
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,070	5,726,920
KY Muni Pwr–Prairie State Proj	4.00%	9/1/2045	Baa1	5,710	6,129,970
Long Beach Nat Gas–ML	5.50%	11/15/2037	A2	8,345	11,824,698
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%	2/1/2040	BBB	5,080	5,365,648
Maricopa Cnty Poll Cntrl–El Paso Elec	3.60%	4/1/2040	BBB	3,000	3,169,950
Moraine Ohio Solid Waste Disp Escrow AMT(b)	6.75%	12/31/2025	NR	525	53	(i)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca	4,255	4,361,375
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca	5,445	5,683,219
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca	3,495	3,656,644
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	10,845	11,373,694
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca	5,040	5,109,300
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca	2,520	2,680,650
PR Elec Pwr Auth(b)	5.00%	7/1/2042	D	4,975	3,980,000
PR Elec Pwr Auth(b)	5.05%	7/1/2042	D	3,425	2,740,000
PR Elec Pwr Auth(b)	5.25%	7/1/2024	D	2,000	1,605,000
PR Elec Pwr Auth(b)	5.25%	7/1/2040	D	17,690	14,196,225
PR Elec Pwr Auth(b)	5.50%	7/1/2038	D	1,530	1,229,738

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
PR Elec Pwr Auth(b)	5.75%	7/1/2036	D	$3,040	$2,447,200
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	A3	12,670	17,091,830
Texas Water Dev Brd	4.00%	10/15/2037	AAA	6,350	7,283,704
Total					254,655,439
Total Municipal Bonds (cost $3,059,523,408)					3,254,034,808

	Interest Rate#	Interest Rate Reset Date(j)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.24%

Variable Rate Demand Notes 1.24%

General Obligation 0.31%
CA State GO	1.48%	10/1/2019	5/1/2034	AA+	10,260	10,260,000

Special Tax 0.07%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2042	AAA	2,500	2,500,000

Tax Revenue 0.42%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2045	AAA	10,225	10,225,000
NYC TFA–Future Tax	1.77%	10/1/2019	5/1/2034	AAA	3,550	3,550,000
Total						13,775,000

Utilities 0.44%
NYC Muni Water	1.82%	10/1/2019	8/1/2031	AAA	9,165	9,165,000
NYC Wtr & Swr	1.76%	10/1/2019	6/15/2045	AAA	5,200	5,200,000
Total						14,365,000
Total Short-Term Investments (cost $40,900,000)						40,900,000
Total Investments in Securities 100.28% (cost $3,100,423,408)						3,294,934,808
Liabilities in Excess of Cash and Other Assets(k) (0.28%)						(9,257,302)
Net Assets 100.00%						$3,285,677,506

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $663,701,242, which represents 20.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Defaulted (non-income producing security).
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis (See Note 2(g)).
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2019	448	Short	$(73,877,185)	$(72,716,000)	$1,161,185

110	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$363,874,329	$7,986,600	$371,860,929
Health Care	–	821,481,632	3,003,798	824,485,430
Lease Obligations	–	147,185,016	587,860	147,772,876
Other Revenue	–	191,614,727	8,149,572	199,764,299
Special Tax	–	145,413,962	1,703,704	147,117,666
Utilities	–	254,655,386	53	254,655,439
Remaining Industries	–	1,308,378,169	–	1,308,378,169
Short-Term Investments
Variable Rate Demand Notes	–	40,900,000	–	40,900,000
Total	$–	$3,273,503,221	$21,431,587	$3,294,934,808

Other Financial Instruments
Futures Contracts
Assets	$1,161,185	$–	$–	$1,161,185
Liabilities	–	–	–	–
Total	$1,161,185	$–	$–	$1,161,185

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$28,339,570
Accrued Discounts (Premiums)	7,217
Realized Gain (Loss)	(185,279)
Change in Unrealized Appreciation (Depreciation)	(635,321)
Purchases	–
Sales	(320,000)
Transfers into Level 3	12,653,825
Transfers out of Level 3	(18,428,425)
Balance as of September 30, 2019	$21,431,587
Change in unrealized appreciation/depreciation for the year ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$(635,321)

See Notes to Financial Statements.	111

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.07%

Corporate-Backed 19.77%
AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	$675	$685,179
AL IDA–Office Max Rmkt AMT	6.45%	#(b)	12/1/2023	B1	970	984,628
Allegheny Co IDA–US Steel	6.55%		12/1/2027	B	1,000	1,051,230
Allegheny Co IDA–US Steel	6.75%		11/1/2024	B	720	722,383
Arista Met District	4.375%		12/1/2028	NR	500	535,855
Bucks Cnty IDA- Waste Mgmt AMT	2.75%	#(b)	12/1/2022	A-	1,000	1,030,860
Build NYC Res Corp–Pratt Paper AMT†	3.75%		1/1/2020	NR	110	110,507
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	276,045
CA MFA–Waste Mgmt AMT(c)	2.40%	#(b)	10/1/2044	A-	1,500	1,512,120
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	253,505
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	259,505
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	700	773,269
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	108,520
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,021,280
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB	250	280,287
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,200,770
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	B+	750	760,950
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	3,400	3,415,504
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	4,035	4,404,243
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	B+	200	210,258
IN Fin Auth–US Steel	6.00%		12/1/2019	B	1,020	1,026,722
IN Fin Auth–US Steel	6.00%		12/1/2026	B	560	570,304
Int Falls MN–Office Max	5.50%		4/1/2023	B1	1,010	1,025,231
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	3,620	3,855,445
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	170	177,150
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	810	852,055
LA St John Parish–Marathon Oil(c)	2.20%	#(b)	6/1/2037	BBB	750	756,187
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	A3	285	314,267
Main St Nat Gas–Macquarie	5.00%		5/15/2029	A3	1,250	1,551,337
Main St Nat Gas–RBC	2.15% (MUNIPSA * 1 + .57%	)#	8/1/2048	Aa2	1,325	1,314,917
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	725	747,127
MI Strategic Fd–Waste Mgmt AMT	2.85%	#(b)	8/1/2027	A-	1,000	1,022,760
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	1,250	1,358,050
Montgomery Co IDA–Peco Generation AMT	2.70%	#(b)	10/1/2034	BBB+	1,500	1,508,955
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,952,114
NH Bus Fin Auth- United Illuminating	2.80%	#(b)	10/1/2033	A-	1,000	1,046,390

112	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NH Fin Auth–Casella Waste AMT†	2.95%	#(b)	4/1/2029	B	$2,300	$2,300,000
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,086,049
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	1,100	1,151,139
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	500	538,205
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	750	822,540
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	115	115,311
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB	2,200	2,537,502
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB	160	183,600
NY Env Facs–Casella Waste AMT†	3.125%	#(b)	12/1/2044	B	1,000	1,028,200
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	100	112,402
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	BB-	6,540	6,876,025
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	1,000	1,088,470
OH Air Dev Auth–AEP AMT(c)	2.60%	#(b)	6/1/2041	Baa1	500	502,375
OH Air Dev Auth–OVEC	2.875%		2/1/2026	BB+	700	709,044
OH Air Dev Auth–OVEC	3.25%		9/1/2029	BB+	750	776,400
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	450	488,340
OH St Wtr Dev Auth–US Steel	6.60%		5/1/2029	B	150	157,125
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB	140	140,241
PA Econ Dev Facs–Waste Mgmt AMT	2.15%	#(b)	7/1/2041	A-	1,000	1,013,070
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,100	1,206,788
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	3,235	3,499,526
St Charles Parish–Valero Energy	4.00%	#(b)	12/1/2040	BBB	710	748,730
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(b)	6/1/2035	BB-	400	451,684
Tuscaloosa IDA–Hunt Refining Proj†	4.50%		5/1/2032	NR	4,275	4,782,742
Warren Co–Intl Paper	2.90%	#(b)	9/1/2032	BBB	750	779,415
Whiting Env Facs–BP AMT	5.00%	#(b)	12/1/2044	A1	500	593,990
Whiting Env Facs–BP AMT	5.00%	#(b)	11/1/2045	A1	1,170	1,285,245
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	2,261,360
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+	425	445,910
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB	500	555,170
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB	2,490	2,874,232
WI Pub Fin Auth Solid–Waste Mgmt AMT	2.00%	#(b)	7/1/2029	A-	1,500	1,510,020
Total						82,296,759

Education 5.63%
AZ Edu Fac–Odyssey Prep†	4.00%		7/1/2029	BB-	500	514,760
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB	750	822,427
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+	250	257,710

See Notes to Financial Statements.	113

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2024	NR		$735	$822,362
Cap Trust Ed Facs–Advantage Charter Scho	4.00%		12/15/2024	Baa3		500	529,460
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	449,072
Cap Trust Ed Facs–Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR		1,000	1,035,050
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB	(d)	630	668,323
Chicago Brd Ed	5.00%		12/1/2019	BB-		550	552,546
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,626,105
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	108,402
FL HI Ed–Jacksonville Univ†	4.50%		6/1/2033	NR		500	546,450
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,582,572
Glenville Clg	3.25%		6/1/2022	NR		545	543,191
Glenville Clg	4.00%		6/1/2027	NR		900	919,422
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,174
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		390	391,240
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	567,200
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,178,430
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		200	223,850
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	259,617
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	558,207
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3		95	98,911
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3		145	150,819
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3		685	728,395
NY Dorm–Yeshiva Univ	5.00%		9/1/2027	BBB-		1,595	1,598,972
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-		595	596,410
NYC IDA–Yankee Stadium (FGIC)	2.701% (CPI Based	)#	3/1/2027	Baa1		1,610	1,636,420
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.963% (CPI Based	)#	12/1/2022	A+		1,865	1,898,589
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR		1,405	1,432,046
Total							23,447,132

Financial Services 1.34%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA		2,000	2,350,080
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa		3,000	3,208,380
Total							5,558,460

General Obligation 12.43%
Atlantic City GO (BAM)	5.00%		3/1/2022	AA		245	264,046

114	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	Zero Coupon		12/1/2025	BB-	$1,000	$839,010
Chicago Brd Ed	4.00%		12/1/2020	BB-	1,000	1,021,360
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,175	1,238,086
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,290	1,359,260
Chicago Brd Ed	4.00%		12/1/2027	BB-	1,250	1,355,662
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,830	1,983,848
Chicago Brd Ed	5.00%		12/1/2023	BB-	1,670	1,848,122
Chicago Brd Ed	5.00%		12/1/2024	BB-	2,000	2,247,560
Chicago Brd Ed	5.00%		12/1/2027	BB-	1,500	1,756,800
Chicago Brd Ed	7.00%		12/1/2026	BB-	100	126,188
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,204,230
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon		12/1/2026	Baa2	1,175	965,274
Chicago Brd Ed (NPFGC)(FGIC)	5.00%		12/1/2019	Baa2	450	452,205
Chicago GO	4.00%		1/1/2022	BBB+	205	216,888
Chicago GO	4.50%		1/1/2020	BBB+	700	704,039
Chicago GO	5.00%		12/1/2019	BBB+	625	627,894
Chicago GO	5.00%		1/1/2021	BBB+	325	327,853
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,495,330
Chicago GO	5.00%		1/1/2024	BBB+	2,830	3,117,698
Chicago GO	5.25%		1/1/2022	BBB+	1,330	1,411,782
Cook Co GO	5.00%		11/15/2022	AA-	335	368,326
IL State GO	5.00%		1/1/2020	BBB-	1,010	1,017,363
IL State GO	5.00%		2/1/2020	BBB-	1,175	1,186,315
IL State GO	5.00%		4/1/2020	BBB-	565	573,063
IL State GO	5.00%		7/1/2020	BBB-	790	806,874
IL State GO	5.00%		7/1/2021	BBB-	835	875,715
IL State GO	5.00%		11/1/2021	BBB-	3,300	3,489,057
IL State GO	5.00%		11/1/2025	BBB-	2,000	2,261,540
IL State GO	5.00%		12/1/2026	Baa3	3,000	3,450,090
IL State GO	5.00%		11/1/2028	BBB-	4,405	5,033,990
New Haven GO	5.00%		8/1/2025	BBB+	580	672,087
Philadelphia Sch Dist	5.00%		9/1/2025	A2	200	236,936
PR Comwlth GO(e)	4.00%		7/1/2021	Ca	860	547,175
PR Comwlth GO(e)	5.50%		7/1/2017	NR	110	79,063	(f)
PR Comwlth GO(e)	5.50%		7/1/2019	NR	265	190,469	(f)
PR Comwlth GO(e)	8.00%		7/1/2035	Ca	2,000	1,207,500
PR Comwlth GO (AGC)	1.04% (CPI Based	)#	7/1/2020	AA	325	324,694

See Notes to Financial Statements.	115

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		$230	$234,722
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		670	674,502
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		1,690	1,793,529
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		1,500	1,631,085
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	46,338
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	212,844
VT EDA–Casella Waste AMT†	4.625%	#(b)	4/1/2036	B		250	284,917
Total							51,761,329

Health Care 19.55%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		105	107,644
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	2,044,060
AZ St Hlth Facs- Banner Health	2.364% (3 Mo. LIBOR * .67 + .81%	)#	1/1/2037	AA-		3,325	3,258,866
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	279,560
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CC		105	104,742
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CC		655	653,369
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,151,030
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,154,430
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,257,967
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		275	330,594
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		1,000	1,147,830
Calcasieu Parish Hsp Rev- Lake Charles Mem	5.00%		12/1/2028	BB+		1,600	1,932,848
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	1,000	1,006,400
City of Oroville- Oroville Hsp	5.00%		4/1/2026	BB+		1,255	1,457,996
City of Oroville- Oroville Hsp	5.00%		4/1/2029	BB+		900	1,091,844
CO Hlt Facs–Christian Living(c)	4.00%		1/1/2027	NR		200	222,290
CO Hlt Facs–Christian Living(c)	4.00%		1/1/2028	NR		245	274,554
CO Hlth Facs–Fraiser Meadows	5.00%		5/15/2021	BB+	(d)	810	849,447
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,634,865
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2028	NR		500	589,765
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2030	NR		1,900	2,215,286
Denver Hlth & Hsp Auth	2.53% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		295	294,979
Dev Auth of Floyd Cnty–Spires at Berry	5.50%		12/1/2028	NR		1,000	1,039,490
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500	569,195
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(d)	500	505,360
Glendale IDA–Beatitudes	4.00%		11/15/2027	NR		160	167,331

116	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		$1,715	$1,846,935
Guadalupe Co–Seguin City Hospital	4.00%		12/1/2026	BB		350	371,101
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	266,590
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,387,571
Hanover Co EDA–Covenant Woods	3.625%		7/1/2028	NR		575	594,837
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		170	174,522
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		320	328,464
ID HFA–Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,977,372
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		710	816,216
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	125	138,929
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		380	383,139
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		1,400	1,400,532
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	104,177
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	800	851,848
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2028	BB	(d)	1,135	1,329,675
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		185	192,489
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2023	BB+	(d)	700	755,944
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(d)	1,895	2,113,569
MA Hlth & Edu Facs–Trinity Hlth	2.266% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,860	1,853,434
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	624,894
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	520,923
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2026	BB+	(d)	1,000	1,027,370
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	265,583
Montgomery Co IDA–Trinity Health	2.276% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		1,835	1,840,340
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		2,000	2,051,500
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,586,430
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	285,244
New Hope Cult Ed Facs–Carillon	3.00%		7/1/2020	NR		585	583,742
New Hope Cult Ed Facs–Carillon	4.00%		7/1/2028	NR		2,620	2,650,811
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		325	325,660
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		700	716,373
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	234,185
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		160	160,549
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		2,000	2,000,660
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	218,864
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	547,000

See Notes to Financial Statements.	117

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Oconee CO IDA–Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		$2,000	$2,036,120
OK DFA–OU Med	5.00%		8/15/2022	Baa3		235	255,107
OK DFA–OU Med	5.00%		8/15/2023	Baa3		340	378,712
OU MedOK DFA OK DFA–OU Med	5.00%		8/15/2024	Baa3		1,400	1,597,988
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		330	369,168
Palomar Health	5.00%		11/1/2031	BBB		750	878,437
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,103,950
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		2,185	2,587,543
Philadelphia IDA–Wesley	5.00%		7/1/2032	BB	(d)	500	569,760
Pinellas Co IDA–Patel Foundation	5.00%		7/1/2029	NR		1,450	1,739,231
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	756,518
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		775	875,200
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2031	BB		500	562,825
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	706,140
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	753,683
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	809,412
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	325	338,494
SE Port Auth–Memorial Hlth	5.00%		12/1/2023	BB-	(d)	100	108,855
Tarrant Co Cultural–Buckingham(e)	4.50%		11/15/2021	D		695	486,500
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		410	410,266
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		1,575	1,592,372
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(d)	230	257,053
WA Hlth Fac Auth–CommonSpirit	5.00%	#(b)	8/1/2049	BBB+		2,000	2,373,160
WA Hsg–Transforming Age(c)	2.375%		1/1/2026	BB	(d)	425	425,463
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		685	693,357
WI Hlth & Ed–American Baptist	4.375%		8/1/2027	NR		225	238,777
WI PFA–Bancroft Neuro†	4.00%		6/1/2020	NR		635	640,296
Total							81,413,601

Housing 2.50%
CA Stwde–College of the Arts Student Hsg†	5.00%		7/1/2024	BB+		500	546,225
Ca Stwde–Lancer Student Hsg†	3.00%		6/1/2029	NR		750	773,093
MA DFA–Newbridge†	3.50%		10/1/2022	BB+	(d)	600	625,698
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		835	892,907
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+		820	875,760
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,320	1,461,319
NYC IDA–Yankee Stadium (FGIC)	2.631% (CPI Based	)#	3/1/2021	Baa1		630	634,807
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		830	872,977

118	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		$640	$755,718
Roanoke Co EDA–Richfield Living	4.25%		9/1/2024	NR		1,555	1,585,525
Roanoke Co EDA–Richfield Living	4.75%		9/1/2029	NR		1,335	1,399,294
Total							10,423,323

Lease Obligations 4.67%
Aviation Station	4.00%		12/1/2029	NR		500	516,340
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1		1,000	1,162,930
NJ EDA–Sch Facs	2.83% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	BBB+		2,030	2,029,107
NJ EDA–Sch Facs	3.13% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	BBB+		385	386,351
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		2,005	2,214,683
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+		3,415	3,800,861
NJ EDA–Sch Facs	5.50%		9/1/2021	BBB+		320	337,235
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		1,000	1,129,590
NJ Trans Trust Fund	5.00%		12/15/2026	BBB+		3,300	3,913,404
NJ Trans Trust Fund(c)	5.00%		6/15/2029	BBB+		3,000	3,615,840
PA COPS	5.00%		7/1/2024	A2		300	346,140
Total							19,452,481

Other Revenue 5.99%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR		240	250,538
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	Baa3		2,000	2,377,340
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2025	BBB-		150	175,251
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2026	BBB-		150	178,784
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2027	BBB-		160	194,566
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	BB		1,000	1,009,280
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2028	BB+		1,450	1,623,246
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR		1,600	1,787,808
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR		1,915	2,125,650
FL Charter Foundation†	4.00%		7/15/2026	NR		750	768,712
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR		135	142,344
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	B+	(d)	1,610	1,727,997
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	B+	(d)	250	267,613
Florence Twn IDA–Legacy Trad Sch	5.00%		7/1/2023	Ba1		165	172,864
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB		385	395,934
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB		285	297,965
Jefferson Parish Econ Dev Dist–Kenner†	4.80%		6/15/2029	NR		2,000	2,137,740
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%		4/1/2022	BBB		2,270	2,504,922
Main St Nat Gas–Macquarie	5.00%		5/15/2026	A3		1,000	1,183,910
Main St Nat Gas–Ml	5.00%		3/15/2022	A2		1,050	1,130,808

See Notes to Financial Statements.	119

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+	$260	$260,489
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2031	NR	1,500	950,625
Patriots Energy Group–RBC	4.00%	#(b)	10/1/2048	Aa2	2,000	2,178,600
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	60	60,170
Phoenix IDA–Legacy Tradtl Schs†	3.00%		7/1/2020	Ba1	95	95,081
Salt Verde Fin Corp–Citi	5.25%		12/1/2023	A3	235	266,624
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3	250	274,138
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	240	240,050
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB	165	170,318
Total						24,949,367

Special Tax 3.08%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	1,550	1,651,029
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	271,990
Allentown Neighborhood Impt†	5.00%		5/1/2027	Ba3	1,250	1,457,050
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	2,000	2,257,000	(f)
Celebration Pointe CDD†	4.00%		5/1/2022	NR	270	275,441
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2023	NR	110	113,009
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2024	NR	120	123,380
North Las Vegas Special Improv Dist–Vall	3.75%		6/1/2025	NR	150	156,293
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	580	587,499
NYC IDA–Yankee Stadium (FGIC)	2.691% (CPI Based	)#	3/1/2026	Baa1	1,200	1,221,672
NYC IDA–Yankee Stadium (FGIC)	2.681% (CPI Based	)#	3/1/2025	Baa1	925	942,371
Peninsula Town Center†	4.00%		9/1/2023	NR	220	229,225
Peninsula Town Center†	4.50%		9/1/2028	NR	680	753,460
Scranton RDA GTD	5.00%		11/15/2021	BB+	440	453,442
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	263,690
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	155	156,950
Sparks Tourism Impt Dist	6.75%		6/15/2028	Ba2	150	153,545
Village CDD #12	2.875%		5/1/2021	NR	335	338,209
Village CDD #12†	3.25%		5/1/2023	NR	500	511,160
West Villages Unit #7	4.00%		5/1/2024	NR	400	405,636
West Villages Unit #7	4.25%		5/1/2029	NR	500	517,180
Total						12,839,231

Tax Revenue 3.02%
American Samoa GO†	6.50%		9/1/2028	Ba3	1,000	1,119,540
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	520	535,579
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	375,655
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	494,700

120	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB	$840	$870,794
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB	1,110	1,114,063
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB	1,275	1,383,388
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	425	459,208
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	809	706,969
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	2,986	2,379,991
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	3,184	2,367,049
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	479	330,160
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48	30,277
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	67	17,851
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	10,730
PR Corp Sales Tax	4.329%	7/1/2040	NR	27	27,472
PR Corp Sales Tax	4.50%	7/1/2034	NR	223	238,775
PR Corp Sales Tax	4.536%	7/1/2053	NR	1	1,023
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	3,101
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	19,760
PR Corp Sales Tax	4.784%	7/1/2058	NR	11	11,441
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	51,779
Total					12,549,305

Tobacco 6.38%
Buckeye Tobacco	5.125%	6/1/2024	B-	8,290	8,290,083
Buckeye Tobacco	5.375%	6/1/2024	B-	3,100	3,100,248
CA Co Tobacco Sec–LA Co	5.45%	6/1/2028	B2	1,000	1,017,810
Golden St Tobacco	3.50%	6/1/2036	BBB	3,045	3,101,241
MI Tob Settlement	5.125%	6/1/2022	B-	1,095	1,096,796
MI Tob Settlement	5.25%	6/1/2022	B-	30	30,048
Nassau Co Tobacco	5.25%	6/1/2026	B-	1,540	1,539,923
PA Tob Settlement	5.00%	6/1/2023	A1	760	850,463
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	859,638
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,010	2,010,723
TSASC	5.00%	6/1/2022	BB+	4,400	4,651,284
Total					26,548,257

Transportation 4.85%
Houston Arpt–Continental Airlines AMT	4.50%	7/1/2020	BB	1,600	1,632,960
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB	1,405	1,527,839
Houston Arpt–United Airlines AMT	5.00%	7/15/2028	BB	1,000	1,200,770
IL State GO	5.00%	11/1/2027	BBB-	2,630	3,012,008

See Notes to Financial Statements.	121

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
MD EDC–CNX Marine Terminals	5.75%		9/1/2025	BB-		$3,475	$3,566,254
MD EDC–Maryland Port	5.125%		6/1/2020	NR		185	189,634
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1		1,250	1,327,175
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3		5,015	5,642,978
PR Hwy & Trans Auth(e)	5.50%		7/1/2024	C		45	18,506
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA		225	227,979
PR Hwy & Trans Auth (AMBAC)	2.768% (CPI Based	)#	7/1/2028	C		1,980	1,836,450
Total							20,182,553

Utilities 9.86%
Burke Co Dev–Oglethorpe Power	3.00%	#(b)	11/1/2045	A-		1,535	1,571,487
Charlotte County IDA–Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,105,660
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,062,530
DE EDA–NRG Energy	6.00%		10/1/2040	Baa3		2,600	2,725,970
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,689,653
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,383,954
KY Muni Pwr–Prairie State Proj	3.45%	#(b)	9/1/2042	Baa1		850	877,183
KY Public Energy Auth–BP	4.00%	#(b)	1/1/2049	A1		2,220	2,454,521
Northern CA Gas–Goldman Sachs	4.00%	#(b)	7/1/2049	A3		1,050	1,142,106
Northern CA Gas–Morgan Stanley	2.274% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3		1,000	982,910
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		1,210	1,240,250
PR Aqueduct & Swr Auth	4.50%		7/1/2027	Ca		515	527,875
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		2,035	2,136,750
PR Elec Pwr Auth(e)	4.10%		7/1/2019	NR		240	183,300
PR Elec Pwr Auth(e)	4.25%		7/1/2020	D	(d)	970	768,725
PR Elec Pwr Auth(e)	5.00%		7/1/2018	NR		50	38,938
PR Elec Pwr Auth(e)	5.25%		7/1/2027	D	(d)	2,630	2,110,575
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	148,993
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	101,226
SE AL Gas Dist–Goldman Sachs	4.00%	#(b)	4/1/2049	A3		1,530	1,656,516
TEAC–Goldman Sachs	4.00%	#(b)	11/1/2049	A3		6,305	6,979,824
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		1,800	1,968,570
WV EDA–Appalachian Pwr	2.625%	#(b)	12/1/2042	A-		750	771,667
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3		2,725	2,755,029
WV EDA–Wheeling Pwr AMT	3.00%	#(b)	6/1/2037	A-		2,600	2,680,418
Total							41,064,630
Total Municipal Bonds (cost $399,273,239)							412,486,428

122	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 1.61%

Municipal Bond 0.24%

Health Care 0.24%
Montgomery Co IDA–Einstein Hlthcare (cost $1,008,136)		5.00%	1/15/2020	Ba1	$1,000	$1,007,870

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

Variable Rate Demand Notes 1.37%

Health Care 0.05%
Methodist Le Bonheur (AGM)	1.75%	10/1/2019	6/1/2042	AA	200	200,000

Special Tax 0.12%
NYC TFA–Future Tax	1.75%	10/1/2019	8/1/2042	AAA	500	500,000

Tax Revenue 0.12%
NYC TFA–Future Tax	1.75%	10/1/2019	2/1/2045	AAA	500	500,000

Utilities 1.08%
NYC Muni Wtr	1.78%	10/1/2019	6/15/2049	AA+	1,500	1,500,000
NYC Wtr & Swr	1.76%	10/1/2019	6/15/2045	AAA	3,000	3,000,000
Total						4,500,000
Total Variable Rate Demand Notes (cost $5,700,000)						5,700,000
Total Short-Term Investments (cost $6,708,136)						6,707,870
Total Investments in Securities 100.68% (cost $405,981,375)						419,194,298
Liabilities in Excess of Cash and Other Assets(h) (0.68%)						(2,818,131)
Net Assets 100.00%						$416,376,167

See Notes to Financial Statements.	123

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $47,828,044, which represents 11.49% of net assets.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	48	Short	$(10,368,289)	$(10,344,000)	$24,289
U.S. 10-Year Treasury Note	December 2019	34	Short	(4,472,001)	(4,430,625)	41,376
Total Unrealized Appreciation on Open Futures Contracts						$65,665

124	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$–	$51,491,797	$269,532	$51,761,329
Special Tax	–	10,582,231	2,257,000	12,839,231
Remaining Industries	–	347,885,868	–	347,885,868
Short-Term Investments
Municipal Bond	–	1,007,870	–	1,007,870
Variable Rate Demand Notes	–	5,700,000	–	5,700,000
Total	$–	$416,667,766	$2,526,532	$419,194,298

Other Financial Instruments
Futures Contracts
Assets	$65,665	$–	$–	$65,665
Liabilities	–	–	–	–
Total	$65,665	$–	$–	$65,665

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$256,724
Accrued Discounts (Premiums)	(1,248)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	287,427
Purchases	2,018,440
Sales	–
Transfers into Level 3	221,913
Transfers out of Level 3	(256,724)
Balance as of September 30, 2019	$2,526,532
Change in unrealized appreciation/depreciation for the year ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$287,427

See Notes to Financial Statements.	125

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.38%

Corporate-Backed 2.19%
CA MFA–Waste Mgmt(b)	2.40%	#(c)	10/1/2044	A-	$4,250	$4,284,340
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	2,410	2,576,290
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	110	124,562
Long Beach Nat Gas–ML	5.00%		11/15/2029	A2	900	1,133,793
San Francisco Arpt–SFO Fuel AMT	5.00%		1/1/2038	A1	1,315	1,610,007
Total						9,728,992

Education 8.47%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	465,920
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	438,102
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	880	1,010,715
CA Ed Fac Auth–Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000	1,221,830
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2044	Baa1	1,500	1,802,730
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2	1,800	1,961,946
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,164,920
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2	550	443,944
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2	1,670	1,179,772
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,162,110
CA Ed Facs–Stanford Univ	5.00%		5/1/2049	AAA	3,000	4,653,630
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2037	A2	1,000	1,244,450
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2053	A2	2,000	2,401,260
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	372,263
CA Fin Auth–Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,455,109
CA Infra & Econ Dev–UCSF	5.00%		5/15/2047	AA	1,470	1,792,856
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3	1,035	1,223,494
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1	400	483,032
CA Muni Fin–Emerson Clg	5.00%		1/1/2042	BBB+	3,090	3,661,372
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	500	520,645
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	560,210
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB	540	605,734
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,205,810
Univ of CA	5.25%		5/15/2047	AA	2,000	2,460,440
Univ of CA	5.25%		5/15/2058	AA	2,500	3,097,275
Total						37,589,569

126	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation 21.33%
Albany CA USD	4.00%	8/1/2046	Aa3		$1,000	$1,098,400
Allan Hancock CCD	3.25%	8/1/2044	AA		1,000	1,033,670
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA		1,115	1,366,767
Beverly Hills USD	3.00%	8/1/2044	Aaa		2,040	2,104,097
CA Emery USD	3.00%	8/1/2045	Aa3		2,750	2,772,962
CA Lake Elsinore GO (BAM)	4.00%	8/1/2044	AA		1,000	1,112,480
CA St GO	3.00%	10/1/2033	AA-		1,250	1,337,200
CA State GO	4.00%	9/1/2035	AA-		1,145	1,296,495
CA State GO	5.00%	2/1/2032	AA-		2,000	2,167,920
CA State GO	5.00%	4/1/2032	AA-		2,200	3,012,020
CA State GO	5.00%	2/1/2033	AA-		1,000	1,083,480
CA State GO	5.00%	8/1/2038	AA-		1,565	1,885,309
CA State GO	5.00%	11/1/2047	AA	(d)	2,060	2,517,835
CA State GO	5.25%	10/1/2029	AA-		20	20,064
CA State GO	5.25%	8/1/2032	AA-		2,500	3,016,400
CA State GO	5.25%	10/1/2032	AA-		4,000	4,308,240
CA State GO	5.25%	4/1/2035	AA-		3,000	3,285,660
CA State GO	5.25%	10/1/2039	Aa3		500	606,445
CA State GO	5.50%	3/1/2040	AA-		2,000	2,032,940
Carlsbad USD	3.125%	8/1/2048	Aa1		1,000	1,022,660
Centinela UHSD (BAM)	4.00%	8/1/2052	AA		1,615	1,758,105
Centinela UHSD (BAM)	5.00%	8/1/2052	AA		2,000	2,417,760
Cupertino USD	2.50%	8/1/2033	Aa1		740	755,126
Grossmont UHSD	5.00%	8/1/2043	Aa2		1,250	1,417,287
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	814,420
Huntington Beach City SD	4.00%	8/1/2048	Aa1		1,000	1,112,720
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,469,080
Irvine Unified School District	4.00%	9/1/2042	Aa1		1,915	2,182,908
Irvine Unified School District	5.50%	9/1/2035	Aa1		1,060	1,402,624
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,149,640
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA		1,000	1,187,510
Long Beach USD	3.00%	8/1/2037	Aa2		2,420	2,544,920
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,094,380
New Haven USD	4.00%	8/1/2047	NR		2,415	2,681,495
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa		1,325	635,165
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa		2,000	800,120
North Orange CCD	2.75%	8/1/2036	AA+		2,000	2,049,040
Oceanside USD	4.00%	8/1/2048	Aa3		2,030	2,251,595

See Notes to Financial Statements.	127

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Orange USD	4.00%	8/1/2047	AA	$1,000	$1,122,990
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,020,190
Pleasanton CA USD	3.00%	8/1/2042	Aa2	1,000	1,018,960
PR Comwlth GO(e)	6.00%	7/1/2039	Ca	2,000	1,477,500
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	740,772
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	774,166
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,071,512
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,041,610
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,204,040
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,199,600
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,120,190
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,149,262
San Rafael Elem Sch Dist	4.00%	8/1/2047	Aa2	1,000	1,110,350
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,350,457
Santa Ana USD	3.25%	8/1/2042	Aa3	500	524,415
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	859,530
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,135,610
Santa Clara USD	3.25%	7/1/2044	Aaa	2,500	2,577,475
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,261,861
Simi Valley USD	4.00%	8/1/2048	Aa2	600	668,658
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,190,191
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	608,366
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,156,680
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,128,400
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,358,180
Total					94,675,904

Health Care 14.67%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB	1,000	1,102,090
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA	1,000	1,115,520
Adventist Health System–West	5.00%	3/1/2048	A	2,750	3,293,620
Antelope Valley Hlth	5.25%	3/1/2036	Ba3	1,000	1,104,390
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+	1,000	1,105,220
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+	1,000	1,173,390
CA Hlth–Childrens Hsp Orange Co	4.00%	11/1/2035	AA-	480	563,347
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2033	AA-	1,300	1,694,238
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2034	AA-	1,200	1,561,068
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	AA-	2,000	2,162,140

128	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth–City of Hope	4.00%	11/15/2045	A+		$4,595	$5,192,580
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,303,996
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,152,660
CA Hlth–Sutter Hlth	4.00%	11/15/2042	AA-		1,715	1,897,236
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,529,840
CA Hlth Facs–Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,810,995
CA Muni Fin–Caritas Affordable Hsg	4.00%	8/15/2037	BBB		1,000	1,069,600
CA Muni Fin–Channing House	5.00%	5/15/2047	AA-		2,000	2,366,100
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,219,658
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	575,815
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		1,000	1,174,850
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,397,425
CA Stwde–Adventist Health West	3.00%	3/1/2039	A		2,000	2,031,600
CA Stwde–American Baptist	5.00%	10/1/2045	A-	(d)	1,000	1,125,830
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CC		460	459,968
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	879,106
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,078,210
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,050,100
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,374,071
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,129,503
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,125	1,325,160
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	A-	(d)	1,000	1,006,840
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,000	1,193,010
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(d)	635	682,962
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		2,500	2,948,550
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,444,812
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,889,646
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		610	722,087
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,251,300
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,675,395
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa1		1,000	1,228,760
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,071,870
Total						65,134,558

Housing 3.32%
CA Cmnty Hsg–Annadel Apts†	5.00%	4/1/2049	NR		1,000	1,116,030
CA Com Hsg Agency–Verdant†	5.00%	8/1/2049	NR		1,400	1,573,334

See Notes to Financial Statements.	129

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Housing (continued)
CA HFA–MFH	4.25%	1/15/2035	BBB+	$2,997	$3,569,026
CA Muni Fin–Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,201,820
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	NR	1,050	1,195,436
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	558,805
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,297,329
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,600,290
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+	500	578,420
Ca Stwde–Lancer Student Hsg†	5.00%	6/1/2051	NR	500	577,430
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	700	857,416
ESRF / Natl Charter School Loans	5.00%	11/1/2049	A	500	608,810
Total					14,734,146

Lease Obligations 2.17%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+	1,000	1,078,500
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+	2,000	2,174,580
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,083,950
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,096,216
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,220,732
Total					9,653,978

Other Revenue 2.45%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,138,280
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,144,660
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,154,440
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,000	1,001,460
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,115,980
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,188,100
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	671,580
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,925	2,467,869
Total					10,882,369

Pre-Refunded 0.18%
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	500	786,805

Special Tax 4.09%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	572,410
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,171,700
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,522,889
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	554,995

130	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	$1,000	$1,151,340
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,053,860
Orange Co CFD–Esencia	5.25%	8/15/2045	NR	975	1,115,917
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,780	2,120,692
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	544,075
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,157,090
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,116,675
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	1,000	1,004,660
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,074,820
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	541,155
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,776,592
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,696,968
Total					18,175,838

Tax Revenue 3.49%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,469,180
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000	1,205,220
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,148,530
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	24	20,973
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	46	36,664
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	261,684
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	157	108,215
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	84,523
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	616	164,121
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	97,740
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,221	3,269,251
PR Corp Sales Tax	4.329%	7/1/2040	NR	244	248,265
PR Corp Sales Tax	4.50%	7/1/2034	NR	47	50,325
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,158
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	90,953
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	307,840
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	101,929
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,000	1,056,720
Sacramento Tourism Infra Dist–Conv Centr	4.00%	6/1/2039	A2	800	904,112
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	1,000	1,072,660
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,633,740
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,170,710
Total					15,510,513

See Notes to Financial Statements.	131

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco 4.47%
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon		6/1/2046	NR		$5,000	$968,900
Golden St Tobacco	Zero Coupon		6/1/2047	CCC+		2,700	458,622
Golden St Tobacco	3.50%		6/1/2036	BBB		1,740	1,772,138
Golden St Tobacco	5.00%		6/1/2029	BBB		1,000	1,193,240
Golden St Tobacco	5.00%		6/1/2034	BBB		1,050	1,248,807
Golden St Tobacco	5.00%		6/1/2047	NR		3,760	3,858,136
Golden St Tobacco	5.00%		6/1/2047	NR		1,250	1,282,625
Golden St Tobacco	5.25%		6/1/2047	NR		1,250	1,287,762
Inland Empire Tobacco†	Zero Coupon		6/1/2057	CCC		3,000	130,710
LA Cnty Tobacco	5.70%		6/1/2046	B2		1,070	1,078,207
LA Co Tobacco	Zero Coupon		6/1/2046	NR		2,140	370,156
Nthrn CA Tobacco	Zero Coupon		6/1/2045	CCC		7,500	934,275
Nthrn CA Tobacco	5.50%		6/1/2045	B-		1,115	1,120,062
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		940	1,008,253
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,486,050
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,000	147,420
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	306,350
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	366,300
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		805	809,331
Total							19,827,344

Transportation 19.99%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,763,220
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		1,500	1,653,180
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,620,595
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,242,980
Bay Area Toll Auth	3.00%		4/1/2054	AA-		3,000	3,030,720
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,819,526
CA Muni Fin Auth–LINXS AMT	4.00%		12/31/2047	BBB+	(d)	5,440	5,886,298
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2031	BBB+	(d)	1,000	1,229,050
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2035	BBB+	(d)	1,000	1,212,110
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2043	BBB+	(d)	2,700	3,204,684
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2037	BBB+	(d)	2,000	2,405,560
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2047	BBB+	(d)	2,005	2,368,948
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,015,455
Foothill / Eastern Corridor Toll Rd	3.50%	#(c)	1/15/2053	A-		3,500	3,665,725
Foothill / Eastern Corridor Toll Rd	3.95%	#(c)	1/15/2053	A-		2,555	2,727,948

132	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	A-	$250	$278,565
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-	1,835	2,132,013
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	4,285	5,042,288
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	3,060	3,596,143
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,180,230
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2044	AA-	1,250	1,395,375
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2043	NR	1,000	1,225,570
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000	1,145,120
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-	1,000	1,159,970
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	AA-	2,000	2,360,120
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-	2,000	2,440,460
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,150,020
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,317,850
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB	1,000	806,850
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB	1,500	1,663,725
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130	1,337,389
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,131,350
San Diego Arpt AMT	5.00%		7/1/2047	NR	2,000	2,371,520
San Francisco Arpt AMT	4.00%		5/1/2049	A+	1,000	1,105,510
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,509,794
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,696,800
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,596,601
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-	1,185	1,382,030
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-	4,585	5,185,681
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+	2,100	2,384,571
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+	930	1,052,146
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,200	721,476
San Jose Arpt AMT	5.00%		3/1/2047	A	2,490	2,929,709
San Jose Arpt AMT	6.25%		3/1/2034	A	1,500	1,599,495
Total						88,744,370

Utilities 10.56%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,335	1,629,675
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	2,500	3,003,925
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,525	1,876,787
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	A	1,000	1,003,890
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	869,692

See Notes to Financial Statements.	133

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		$705	$806,167
Guam Waterworks Auth	5.50%		7/1/2043	A-		525	577,484
Long Beach Nat Gas–ML	2.876% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000	1,014,600
Long Beach Nat Gas–ML	5.25%		11/15/2020	A2		1,505	1,566,073
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		1,255	1,778,310
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	AA		1,500	1,858,995
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	AA		1,000	1,262,250
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,171,430
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		2,305	3,627,171
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		1,050	1,652,290
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		2,500	3,839,075
Northern CA Gas–Goldman Sachs	4.00%	#(c)	7/1/2049	A3		1,000	1,087,720
Northern CA Gas–Morgan Stanley	2.274% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3		2,050	2,014,965
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		255	267,431
PR Elec Pwr Auth(e)	5.25%		7/1/2033	D	(d)	115	92,288
PR Elec Pwr Auth(e)	5.25%		7/1/2024	D	(d)	255	204,638
PR Elec Pwr Auth(e)	7.00%		7/1/2040	D	(d)	450	371,250
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,242,720
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,411,850
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,086,370
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,676,895
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA		1,000	1,156,770
Southern CA Pub Pwr Auth–Goldman Sachs	2.98% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		770	741,949
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		4,140	5,395,538
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,171,920
Valley Co Wtr Dist	4.50%		1/1/2048	NR		1,245	1,424,131
Total							46,884,249
Total Municipal Bonds (cost $402,646,266)							432,328,635

134	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2019

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 2.42%

Variable Rate Demand Notes 2.42%

General Obligation
CA State GO (cost $10,745,000)	1.48%	10/1/2019	5/1/2034	AA+	$10,745	$10,745,000
Total Investments in Securities 99.80% (cost $413,391,266)						443,073,635
Cash and Other Assets in Excess Liabilities(g) 0.20%						874,384
Net Assets 100.00%						$443,948,019

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
BAM	Insured by–Build America Mutual.
FGIC	Insured by–Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $15,878,808, which represents 3.58% of net assets.
(a)	Unaudited.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts.

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2019	47	Short	$(7,750,508)	$(7,628,687)	$121,821

See Notes to Financial Statements.	135

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$432,328,635	$–	$432,328,635
Short-Term Investment
Variable Rate Demand Notes	–	10,745,000	–	10,745,000
Total	$–	$443,073,635	$–	$443,073,635

Other Financial Instruments
Futures Contracts
Assets	$121,821	$–	$–	$121,821
Liabilities	–	–	–	–
Total	$121,821	$–	$–	$121,821

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

136	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.02%

Corporate-Backed 3.78%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$272,495
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB	1,675	1,837,006
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,864
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB	350	392,098
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB	70	78,549
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB	100	113,121
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	205	230,252
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	1,300	1,406,301
Total					4,650,686

Education 7.55%
Gloucester Co Impt Auth–Rowan Univ GTD	5.00%	7/1/2044	Aa2	370	461,782
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	383,055
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	1,012,301
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	420	492,782
NJ Ed Facs–Rider Univ	5.00%	7/1/2047	Baa2	500	564,900
NJ Ed Facs–Seton Hall Univ	4.00%	7/1/2046	A-	335	362,634
NJ Ed Facs–Stockton Univ	5.00%	7/1/2034	A-	325	384,446
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	929,864
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	604,720
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	586,180
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	664,677
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	540	569,300
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,071,830
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	826,087
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	379,824
Total					9,294,382

Financial Services 0.20%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	245,878

General Obligation 8.92%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	590,965
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	877,402
Bergen Cnty GO	3.00%	7/15/2038	Aaa	1,000	1,040,170
Bergen Cnty GO	3.00%	7/15/2040	Aaa	445	460,922
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	823,567

See Notes to Financial Statements.	137

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	$400	$405,836
Gloucester Co Impt Auth–Rowan Univ GTD	4.00%	7/1/2048	Aa2	500	565,095
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa2	1,340	1,354,365
Jersey City GO	5.00%	11/1/2033	AA-	135	165,173
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	219,724
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	239,282
New Brunswick GO (BAM)	4.00%	2/15/2027	AA	650	743,957
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	510	574,031
NJ State GO	5.00%	6/1/2027	A-	185	218,849
NJ State GO	5.00%	6/1/2027	A-	680	840,766
PR Comwlth GO(b)	5.375%	7/1/2030	Ca	1,000	713,750
PR Comwlth GO(b)	5.625%	7/1/2032	Ca	100	71,750
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,066,870
Total					10,972,474

Health Care 10.47%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	563,160
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	560,620
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	474,950
NJ EDA–Bancroft Neurohealth	5.00%	6/1/2036	NR	220	240,000
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	255,185
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	128,515
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	125	152,050
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	376,002
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	774,473
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	791,053
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	318,830
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	562,285
NJ Hlth–Inspira Hlth	4.00%	7/1/2047	A2	195	215,456
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	296,593
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	100	120,481
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	545	647,378
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,186,390
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	AA-	500	566,305
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-	1,065	1,285,018
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-	825	976,057
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	118,216
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750	856,177

138	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB		$245	$288,598
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,000	1,133,820
Total						12,887,612

Housing 1.06%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-		1,000	1,094,350
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA		190	206,513
Total						1,300,863

Lease Obligations 21.09%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2		750	789,030
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	304,820
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA		290	352,234
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	142,766
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	266,377
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,045	1,163,764
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		530	604,958
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	484,341
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		540	611,237
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,450	1,630,003
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB		210	236,821
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		565	654,801
NJ EDA–Sch Facs	4.00%	6/15/2030	BBB+		615	653,727
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+		190	215,914
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,380,040
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+		145	166,398
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+		180	216,016
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+		255	278,662
NJ EDA–Sch Facs	5.00%	6/15/2029	A-	(c)	500	589,405
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+		130	145,438
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+		565	629,975
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+		240	265,579
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+		725	778,657
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		640	735,859
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(c)	435	491,741
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+		405	425,813
NJ EDA–State House Proj	5.00%	6/15/2035	BBB+		750	880,530
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+		520	606,741

See Notes to Financial Statements.	139

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+	$520	$597,631
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,675	1,180,942
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,000	529,060
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	905	986,043
NJ Trans Trust Fund(d)	4.00%	6/15/2050	BBB+	1,000	1,037,920
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+	295	318,703
NJ Trans Trust Fund	4.50%	6/15/2049	BBB+	260	284,102
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+	935	1,020,777
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	640,370
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	468,380
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+	270	293,690
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	530	619,125
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,230	1,354,808
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	231,529
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	500	586,515
PR Infra Fin Auth–Mepsi Campus(b)	6.50%	10/1/2037	NR	500	101,250
Total					25,952,492

Other Revenue 0.63%
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.25%	1/1/2037	NR	1,300	19,500
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	377,709
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	345	377,489
Total					774,698

Special Tax 0.65%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	802,784

Tax Revenue 4.66%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	571,489
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	559,990
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,535,483
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	579,282
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	845	911,814
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	355,357
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,507
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	10	8,739
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	18	14,347
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	13,382
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	176	121,312

140	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	$333	$210,046
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	490	130,551
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	417	81,353
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	97,678
PR Corp Sales Tax	4.50%	7/1/2034	NR	49	52,466
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,067
PR Corp Sales Tax	4.55%	7/1/2040	NR	9	9,302
PR Corp Sales Tax	4.75%	7/1/2053	NR	116	120,640
PR Corp Sales Tax	4.784%	7/1/2058	NR	39	40,563
PR Corp Sales Tax	5.00%	7/1/2058	NR	176	185,983
Total					5,731,351

Tobacco 4.06%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,102,131
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	141,498
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	2,350	2,592,872
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,155,640
Total					4,992,141

Transportation 26.66%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,114,985
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,200,933
Delaware River Port Auth	5.00%	1/1/2024	A	360	397,422
Delaware River Port Auth	5.00%	1/1/2028	A+	525	601,955
Delaware River Port Auth	5.00%	1/1/2034	A+	505	574,579
Delaware River Port Auth	5.00%	1/1/2040	A+	500	621,045
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,014,990
Delaware River Toll Brdg Commn	4.00%	1/1/2044	A1	800	900,176
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,155	1,269,333
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	300	360,534
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	349,056
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	750	860,243
NJ Tpk Auth	4.00%	1/1/2043	NR	1,000	1,117,000
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,118,810
NJ Tpk Auth	5.00%	1/1/2027	A2	100	124,279
NJ Tpk Auth	5.00%	1/1/2030	NR	510	628,585
NJ Tpk Auth	5.00%	1/1/2030	A+	585	736,538
NJ Tpk Auth	5.00%	1/1/2033	A+	560	694,490

See Notes to Financial Statements.	141

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NJ Tpk Auth	5.00%	1/1/2033	A+	$1,285	$1,486,038
NJ Tpk Auth	5.00%	1/1/2034	A+	510	595,282
NJ Tpk Auth	5.00%	1/1/2034	A+	615	746,801
NJ Tpk Auth	5.00%	1/1/2035	A+	500	592,180
NJ Tpk Auth	5.00%	1/1/2037	NR	305	372,521
NJ Tpk Auth	5.00%	1/1/2040	A+	100	121,389
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,051,348
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,182,210
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,161,019
Port Auth NY & NJ	4.00%	9/1/2043	AA-	850	967,249
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	643,574
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	599,180
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	627,070
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	614,660
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	498,784
Port Auth NY & NJ	5.00%	11/15/2047	AA-	565	685,904
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB+	160	168,862
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB+	80	84,162
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	478,601
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-	850	963,653
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	320	402,755
Port Auth NY & NJ AMT	5.00%	9/15/2032	AA-	400	496,124
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	602,625
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	432,912
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,190	1,370,356
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	576,140
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	594,729
Total					32,801,081

Utilities 7.29%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	457,400
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	114,664
NJ EDA–Middlesex Water AMT	4.00%	8/1/2059	A+	500	543,845
NJ EDA–Nat Gas	3.50%	4/1/2042	Aa3	1,285	1,328,292
NJ EDA–Nat Gas AMT	3.00%	8/1/2041	Aa3	500	489,500
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,059,310
NJ Infra Bank–NJ–Am Wtr Co AMT	4.00%	9/1/2036	AAA	335	373,156
NJ Infra Bank–NJ–Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,500	1,635,405

142	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2019

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
NJ Tpk Auth		5.00%	1/1/2031	A+		$500	$625,925
Passaic Valley Swr (NPFGC)(FGIC)		2.50%	12/1/2032	A2		910	910,009
PR Aqueduct & Swr Auth		6.00%	7/1/2044	Ca		190	192,613
PR Elec Pwr Auth(b)		5.00%	7/1/2037	D	(c)	110	88,000
PR Elec Pwr Auth(b)		5.75%	7/1/2036	D	(c)	75	60,375
PR Elec Pwr Auth(b)		7.00%	7/1/2040	D	(c)	100	82,500
Salem Co Poll Ctl–Atlantic City Elec		4.875%	6/1/2029	A		1,000	1,013,870
Total							8,974,864
Total Municipal Bonds (cost $113,684,664)							119,381,306

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(e)	Date

SHORT-TERM INVESTMENT 1.30%

Variable Rate Demand Notes 1.30%

Health Care
NJ Hlth–Virtua Hlth (cost $1,595,000)	0.70%	10/1/2019	7/1/2043	AA+		1,595	1,595,000

Total Investments in Securities 98.32% (cost $115,279,664)							120,976,306
Cash and Other Assets in Excess of Liabilities(f) 1.68%							2,069,045
Net Assets 100.00%							$123,045,351

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Insured by–Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NR	Not Rated.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $405,836, which represents 0.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Unaudited.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	143

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2019

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2019	11	Short	$(1,802,324)	$(1,785,438)	$16,886

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$119,381,306	$–	$119,381,306
Short-Term Investment
Variable Rate Demand Notes	–	1,595,000	–	1,595,000
Total	$–	$120,976,306	$–	$120,976,306

Other Financial Instruments
Futures Contracts
Assets	$16,886	$–	$–	$16,886
Liabilities	–	–	–	–
Total	$16,886	$–	$–	$16,886

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

144	See Notes to Financial Statements.

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.33%

Corporate-Backed 8.05%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon	7/15/2047	Baa3		$250	$93,983
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR		250	276,045
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR		250	276,013
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3		5,530	7,597,003
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3		2,785	3,997,199
Niagara Area Dev Corp–Covanta AMT†	4.75%	11/1/2042	B1		1,750	1,854,510
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR		6,655	7,361,961
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR		600	716,694
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa		1,015	1,104,939
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA		2,685	2,719,636
NY Liberty Dev Corp–BofA Tower(b)	2.80%	9/15/2069	Baa2		1,500	1,526,655
NY Trans Dev Corp–American Airlines AMT	5.00%	8/1/2031	BB-		3,500	3,673,740
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		935	979,263
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB+		1,825	1,971,858
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1		1,605	1,607,728
Westchester Co–Miriam Osborn Memorial	5.00%	7/1/2034	A-	(c)	200	235,426
Total						35,992,653

Education 10.20%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+		1,350	1,446,835
Build NYC Res Corp–Manhattan Clg	5.00%	8/1/2033	A-		1,125	1,360,912
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-		1,000	1,119,720
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A2		1,000	1,152,480
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		775	801,396
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2		390	457,817
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2		200	230,446
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2		275	315,849
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	Aa3		250	305,580
Hempstead Town LDC–Adelphi Univ	4.00%	2/1/2039	A-		2,110	2,389,364
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A		545	648,228
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB		825	977,072
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB		630	740,156
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB		555	649,184
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-		350	440,699
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB		205	235,883
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB		250	287,570

See Notes to Financial Statements.	145

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB		$220	$252,798
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		200	229,592
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		500	595,550
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	657,899
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,090,320
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,300,700
NY Dorm–NYU	4.00%	7/1/2045	Aa2		1,000	1,144,040
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,279,030
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,274,250
NY Dorm–NYU	5.00%	7/1/2042	Aa2		1,500	1,899,000
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,859
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,746
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		905	1,009,048
NY Dorm–PIT	5.00%	2/15/2041	AA+		3,000	3,628,110
NY Dorm–Pratt Institute	5.00%	7/1/2034	A2		1,035	1,181,980
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2		1,010	1,185,720
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	298,295
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	423,766
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	300,268
NY Dorm–The New School	5.00%	7/1/2028	A-		780	962,871
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,708,950
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,225	1,363,903
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,089,700
Rochester Institute of Technology(b)	4.00%	7/1/2044	A1		1,150	1,297,798
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,748,354
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,622,977
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,110,450
Westchester Co–Miriam Osborn Memorial	5.00%	7/1/2042	A-	(c)	450	521,712
Westchester Co–Sarah Lawrence College	4.00%	6/1/2033	BBB		1,700	1,844,857
Total						45,630,734

General Obligation 7.03%
City of Syracuse	4.00%	5/15/2034	A1		725	819,047
Erie CO GO	5.00%	9/15/2028	AA-		275	331,331
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,340,100
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,174,070
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,236,500

146	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
NYC GO	5.00%	8/1/2026	Aa1		$1,750	$2,106,737
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,551,183
NYC GO	5.00%	8/1/2027	Aa1		1,700	2,016,659
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,675,780
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,654,215
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,217,620
NYC GO	5.00%	8/1/2043	Aa1		1,250	1,555,475
NYC GO	5.00%	12/1/2044	Aa1		2,500	3,071,150
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,673,857
NYS Mtg	2.95%	10/1/2049	Aa1		2,000	2,002,240
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	48,588
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	115,087
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	2,987,044
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	39,450
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	122,400
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,708,828
Total						31,447,361

Health Care 9.06%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	355,758
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,127,700
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,397,125
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2049	A-		2,000	2,220,980
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	583,135
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,777,575
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,826
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	297,123
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	715,263
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,331,913
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600	671,550
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	A3		2,000	2,160,180
NY Dorm–Catholic Hlth	4.00%	7/1/2045	BBB+		2,875	3,165,231
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	542,560
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	418,766
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,670	1,859,378
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		345	382,836
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		200	245,556
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		325	397,852

See Notes to Financial Statements.	147

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		$525	$640,862
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,079,878
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,186,100
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		810	972,332
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	910,586
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,163,740
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,281,444
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,013,500
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,059,580
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		920	1,004,925
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,152,280
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,132,455
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,525,488
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	115,525
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	42,011
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	152,275
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,337,600
Total						40,522,888

Housing 0.94%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,055,120
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+		2,000	2,002,360
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,164,220
Total						4,221,700

Lease Obligations 5.40%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,140,775
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,281,220
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,729,963
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,057,750
Hudson Yards	5.00%	2/15/2031	Aa2		2,000	2,478,800
Hudson Yards	5.00%	2/15/2033	Aa2		1,065	1,309,066
Hudson Yards	5.00%	2/15/2042	Aa2		1,035	1,244,650
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,208,647
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,676,969
NY Dorm–PIT	5.00%	2/15/2039	AA+		1,000	1,201,680
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,078,810
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,664,110

148	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NYC TFA–Bldg Aid	5.00%		7/15/2027	AA	$1,425	$1,517,967
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA	2,005	2,455,985
PR Infra Fin Auth–Mepsi Campus(e)	6.50%		10/1/2037	NR	500	101,250
Total						24,147,642

Other 0.68%
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2044	A+	1,340	1,511,238
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2049	A+	1,355	1,524,497
Total						3,035,735

Other Revenue 2.61%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	Baa3	2,500	2,971,675
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Baa3	3,000	3,452,310
Brooklyn Arena LDC–Barclays Ctr	6.00%		7/15/2030	AA+	5	5,068
Build NYC Res Corp–YMCA	5.00%		8/1/2040	A-	500	572,880
Build NYC Res Corp–YMCA	5.00%		8/1/2042	A-	1,370	1,470,503
NY Dorm–NYSARC Inc	5.125%		7/1/2030	Aa2	2,000	2,056,200
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB	1,100	1,133,000
Total						11,661,636

Special Tax 1.38%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	2,075	2,081,059
NYC IDA–Yankee Stadium (FGIC)	2.691% (CPI Based)	#	3/1/2026	Baa1	3,450	3,512,307
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	375	179,996
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	635	292,627
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	295	120,048
Total						6,186,037

Tax Revenue 14.20%
Hudson Yards	5.75%		2/15/2047	Aa2	1,030	1,088,638
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,243,670
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,080	1,353,229
NY Dorm–PIT	4.00%		3/15/2048	Aa1	1,900	2,135,011
NY Dorm–PIT	5.00%		3/15/2027	AA+	1,250	1,485,650
NY Dorm–PIT	5.00%		3/15/2032	Aa1	3,000	3,847,290
NY Dorm–PIT	5.00%		2/15/2034	AA+	1,250	1,459,813
NY Dorm–PIT	5.00%		3/15/2036	AA+	2,000	2,360,440
NY Dorm–PIT	5.00%		2/15/2042	AA+	2,055	2,480,734
NY Dorm–PIT	5.00%		3/15/2045	Aa1	2,000	2,448,440

See Notes to Financial Statements.	149

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NY Dorm–Sales Tax	5.00%	3/15/2026	AA+	$1,000	$1,193,330
NY Dorm–Sales Tax	5.00%	3/15/2043	AA+	2,025	2,424,998
NY St Dorm Auth–PIT	4.00%	3/15/2049	Aa1	1,500	1,687,260
NY UDC–PIT	4.00%	3/15/2047	AA+	1,650	1,848,033
NY UDC–PIT	5.00%	3/15/2033	AA+	2,010	2,249,250
NY UDC–PIT	5.00%	3/15/2036	AA+	1,500	1,714,560
NY UDC–PIT	5.00%	3/15/2040	AA+	1,000	1,213,720
NYC TFA–Future Tax	4.00%	8/1/2039	AAA	1,000	1,138,370
NYC TFA–Future Tax	4.00%	11/1/2042	AAA	1,500	1,706,775
NYC TFA–Future Tax	4.00%	5/1/2043	AAA	2,000	2,249,540
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,572,690
NYC TFA–Future Tax	5.00%	11/1/2030	AAA	2,075	2,571,298
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,535	1,887,436
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	125	125,358
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,500,649
NYC TFA–Future Tax	5.00%	8/1/2040	Aa1	2,530	3,060,693
NYC TFA–Future Tax	5.00%	8/1/2041	Aa1	2,975	3,591,688
NYC TFA–Future Tax	5.00%	8/1/2042	AAA	2,700	3,309,363
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,510	2,991,242
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,400	1,676,262
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	68	59,424
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	120	95,646
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	124	92,184
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	471	324,646
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	299	188,600
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	1,389	370,071
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,136	416,712
PR Corp Sales Tax	4.329%	7/1/2040	NR	443	450,744
PR Corp Sales Tax	4.50%	7/1/2034	NR	86	92,084
PR Corp Sales Tax	4.536%	7/1/2053	NR	13	13,293
PR Corp Sales Tax	4.55%	7/1/2040	NR	126	130,229
PR Corp Sales Tax	4.75%	7/1/2053	NR	597	620,880
PR Corp Sales Tax	4.784%	7/1/2058	NR	178	185,136
PR Corp Sales Tax	5.00%	7/1/2058	NR	822	868,624
Total					63,523,703

150	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco 3.28%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	$8,000	$499,520
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	334,600
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	2,029,919
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	480,740
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,412,310
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,247,732
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,352,335
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	791,558
TSASC	5.00%	6/1/2034	A-	1,000	1,180,470
TSASC	5.00%	6/1/2035	A-	300	353,178
TSASC	5.00%	6/1/2036	A-	100	117,435
TSASC	5.00%	6/1/2041	BBB+	300	335,340
TSASC	5.00%	6/1/2048	NR	2,700	2,686,446
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,842,137
Total					14,663,720

Transportation 24.91%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+	600	722,712
MTA NY	5.00%	11/15/2023	A1	2,455	2,722,030
MTA NY	5.00%	11/15/2027	A1	350	410,967
MTA NY	5.00%	11/15/2028	A1	705	852,712
MTA NY	5.00%	11/15/2028	A1	710	909,283
MTA NY	5.00%	11/15/2028	A1	2,415	3,058,259
MTA NY	5.00%	11/15/2029	A1	1,090	1,373,040
MTA NY	5.00%	11/15/2029	A1	1,500	1,789,170
MTA NY	5.00%	11/15/2030	A1	1,500	1,824,405
MTA NY	5.00%	11/15/2033	A1	1,360	1,681,110
MTA NY	5.00%	11/15/2033	A1	1,500	1,734,240
MTA NY	5.00%	11/15/2041	A1	1,000	1,172,840
MTA NY	5.25%	11/15/2028	A1	3,740	4,532,917
MTA NY	5.25%	11/15/2029	A1	1,000	1,167,120
MTA NY (AGM)	4.00%	11/15/2048	AA	1,500	1,682,475
MTA NY (AGM)	4.00%	11/15/2049	AA	2,965	3,306,153
MTA NY–Dedicated Tax	5.00%	11/15/2033	AA	1,500	1,873,455
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	1,000	1,132,190
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	850	1,036,226
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	877,301
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	422,513

See Notes to Financial Statements.	151

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY Bridge Auth	4.00%	1/1/2027	Aa3	$1,000	$1,059,420
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,435	3,755,863
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,417,251
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	1,600	1,916,320
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,739,519
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,000	2,087,260
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,375,099
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,330	9,298,113
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,648,020
NY Twy Auth	5.00%	1/1/2032	A1	150	188,771
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,997,970
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,528,375
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	115	117,784
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	BBB+	295	309,780
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB+	875	923,466
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB+	1,190	1,251,904
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	235,645
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	421,224
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,698,770
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-	3,650	4,138,041
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,339,400
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,450	1,802,915
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,264,980
Port Auth NY & NJ AMT	5.00%	11/15/2031	AA-	3,415	4,230,878
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	2,850	3,434,962
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,820	3,488,030
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,650,340
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,215,930
Port Auth NY & NJ AMT	5.00%	9/15/2034	AA-	1,000	1,233,210
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,050	1,252,030
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,328,850
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	436,879
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	2,145	2,434,489
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,015	2,250,795
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,728,237
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	604,760
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	725,712

152	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		$1,000	$1,218,080
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,364,974
Total						111,395,164

Utilities 9.59%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	711,522
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,064,370
Guam Pwr Auth	5.00%	10/1/2020	BBB		500	514,185
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	528,140
Guam Waterworks Auth	5.00%	7/1/2036	A-		400	458,656
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,106,550
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,317,320
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,150,100
Long Island Power Auth	5.00%	9/1/2047	A		1,030	1,234,764
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,625,560
NY Elec Sys–LIPA	4.00%	9/1/2038	A		1,500	1,700,010
NY Elec Sys–LIPA	4.00%	9/1/2039	A		1,000	1,129,860
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA		2,000	2,001,280
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,342,573
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,736,481
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,927,255
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	2,012,220
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,587,140
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,540,400
NYC Muni Water	5.00%	6/15/2046	AA+		2,565	3,078,231
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,025,661
NYC Muni Water	5.00%	6/15/2049	AA+		1,990	2,487,997
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,857,180
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,219,900
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca		490	496,738
PR Elec Pwr Auth(e)	5.75%	7/1/2036	D	(c)	1,250	1,006,250
Total						42,860,343
Total Municipal Bonds (cost $413,075,706)						435,289,316

See Notes to Financial Statements.	153

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2019

Investments	Interest Rate#		Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 1.71%

Variable Rate Demand Notes 1.71%

General Obligation 0.02%
NYC GO	1.77%	#(d)		3/1/2034	Aa1	$100	$100,000

Special Tax 0.11%
NYC TFA–Future Tax	1.75%		10/1/2019	8/1/2042	AAA	500	500,000

Tax Revenue 0.87%
NYC TFA–Future Tax	1.77%		10/1/2019	11/1/2044	AAA	2,560	2,560,000
NYC TFA–Future Tax	1.82%		10/1/2019	11/1/2022	AAA	1,300	1,300,000
Total							3,860,000

Utilities 0.71%
NYC Muni Water	1.82%		10/1/2019	8/1/2031	AAA	1,185	1,185,000
NYC Muni Wtr	1.78%		10/1/2019	6/15/2049	AA+	600	600,000
NYC Wtr & Swr	1.76%	#(d)		6/15/2045	AAA	1,400	1,400,000
Total							3,185,000
Total Short-Term Investments (cost $7,645,000)							7,645,000
Total Investments in Securities 99.04% (cost $420,720,706)							442,934,316
Cash and Other Assets in Excess Liabilities(g) 0.96%							4,309,821
Net Assets 100.00%							$447,244,137

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $14,411,147, which represents 3.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Unaudited.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation on futures contracts as follows:

154	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2019

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2019	51	Short	$(8,340,283)	$(8,277,938)	$62,345

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$435,289,316	$–	$435,289,316
Short-Term Investments
Variable Rate Demand Notes	–	7,645,000	–	7,645,000
Total	$–	$442,934,316	$–	$442,934,316

Other Financial Instruments
Futures Contracts
Assets	$62,345	$–	$–	$62,345
Liabilities	–	–	–	–
Total	$62,345	$–	$–	$62,345

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Financial Statements.	155

Statements of Assets and Liabilities

September 30, 2019

	Short Duration	Intermediate
ASSETS:
Investments in securities, at cost	$1,423,528,531	$4,395,139,547
Investments in securities, at fair value	$1,448,931,274	$4,654,615,069
Cash	1,041,351	1,178,893
Deposits with brokers for futures collateral	–	–
Receivables:
Interest	12,928,728	54,538,980
Capital shares sold	9,091,247	21,402,737
Investment securities sold	111,806	5,815,797
From advisor (See Note 3)	18,950	–
Variation margin for futures contracts	–	–
Prepaid expenses and other assets	54,548	134,115
Total assets	1,472,177,904	4,737,685,591
LIABILITIES:
Payables:
Investment securities purchased	14,900,000	55,437,006
Trust certificates (See Note 2(h))	–	–
Capital shares reacquired	1,334,066	4,746,922
Management fee	403,101	1,467,279
12b-1 distribution plan	246,205	991,909
Directors’ fees	321,967	627,143
Fund administration	47,424	152,126
Interest expense and fees (See Note 2(h))	–	–
Distributions payable	2,198,085	10,009,941
Accrued expenses	203,465	605,921
Total liabilities	19,654,313	74,038,247
Commitments and contingent liabilities
Net Assets	$1,452,523,591	$4,663,647,344
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,446,149,720	$4,442,946,459
Total distributable earnings (loss)	6,373,871	220,700,885
Net Assets	$1,452,523,591	$4,663,647,344

156	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$2,776,598,575	$3,100,423,408	$405,981,375	$413,391,266	$115,279,664	$420,720,706
$2,971,745,237	$3,294,934,808	$419,194,298	$443,073,635	$120,976,306	$442,934,316
1,273,712	1,111,177	1,026,076	1,215,396	556,237	555,502
747,000	1,344,000	74,920	141,000	33,000	153,000

33,692,478	41,665,845	4,917,586	4,816,752	1,375,208	4,809,260
19,773,225	22,910,746	2,256,389	2,644,725	476,455	3,087,797
3,320,178	3,345,000	1,175,330	1,586,295	1,135,000	50,000
–	–	94,083	–	4,100	–
8,441	14,647	5,638	1,668	405	1,859
139,261	124,179	49,899	20,572	15,716	20,295
3,030,699,532	3,365,450,402	428,794,219	453,500,043	124,572,427	451,612,029

49,497,650	62,281,722	10,591,369	6,950,897	1,038,200	2,786,540
25,000,000	–	–	–	–	–
3,874,813	4,931,430	541,507	1,216,315	74,260	271,462
956,225	1,187,137	135,599	158,456	44,849	161,732
635,412	566,005	53,188	91,531	24,847	111,599
545,059	372,789	19,072	105,254	34,075	109,674
95,193	106,385	13,560	14,085	3,986	14,376
232,063	–	–	–	–	–
7,110,504	9,715,522	970,262	940,788	258,142	833,114
552,478	611,906	93,495	74,698	48,717	79,395
88,499,397	79,772,896	12,418,052	9,552,024	1,527,076	4,367,892

$2,942,200,135	$3,285,677,506	$416,376,167	$443,948,019	$123,045,351	$447,244,137

$2,764,331,183	$3,193,258,772	$405,107,142	$415,031,323	$118,014,910	$427,810,216
177,868,952	92,418,734	11,269,025	28,916,696	5,030,441	19,433,921
$2,942,200,135	$3,285,677,506	$416,376,167	$443,948,019	$123,045,351	$447,244,137

See Notes to Financial Statements.	157

Statements of Assets and Liabilities (concluded)

September 30, 2019

	Short Duration	Intermediate

Net assets by class:
Class A Shares	$632,983,107	$1,704,883,221
Class C Shares	$86,434,748	$390,734,961
Class F Shares	$577,257,512	$1,871,641,492
Class F3 Shares	$46,898,969	$43,659,078
Class I Shares	$108,949,255	$652,728,592
Outstanding shares by class*:
Class A Shares	40,114,737	152,603,488
Class C Shares	5,477,596	35,018,348
Class F Shares	36,581,047	167,575,453
Class F3 Shares	2,970,557	3,905,722
Class I Shares	6,902,548	58,415,531
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.78	$11.17
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.14	$11.43
Class C Shares-Net asset value	$15.78	$11.16
Class F Shares-Net asset value	$15.78	$11.17
Class F3 Shares-Net asset value	$15.79	$11.18
Class I Shares-Net asset value	$15.78	$11.17
*	Lord Abbett Municipal Income Fund, Inc. has 10,857,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 200,000,000 to AMT Free (which merged with and into National on March 22, 2019 (please see Note 15 for more information)), 1,175,000,000 to National, 1,987,500,000 to High Yield, 1,950,000,000 to Short Duration High Yield and 450,000,000 to each of California, New Jersey and New York (As of September 30, 2019).

158	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$2,011,534,992	$1,728,665,445	$176,214,254	$289,148,105	$99,027,448	$332,822,486
$165,263,362	$346,924,552	$12,302,870	$42,957,422	–	$45,212,932
$594,319,521	$895,690,556	$156,307,978	$73,686,980	$20,893,226	$55,301,157
$59,941,608	$32,101,288	$6,545,568	$8,373,482	$531,358	$1,233,799
$111,140,652	$282,295,665	$65,005,497	$29,782,030	$2,593,319	$12,673,763

170,411,319	137,177,344	11,263,737	25,327,890	19,004,159	28,280,124
13,985,779	27,521,720	786,263	3,761,309	–	3,847,157
50,388,089	71,021,689	9,991,674	6,454,639	4,009,754	4,694,808
5,080,520	2,552,193	418,304	733,717	101,834	104,775
9,420,010	22,439,813	4,154,561	2,610,624	497,144	1,076,191

$11.80	$12.60	$15.64	$11.42	$5.21	$11.77

$12.07	$12.89	$16.00	$11.68	$5.33	$12.04
$11.82	$12.61	$15.65	$11.42	–	$11.75
$11.79	$12.61	$15.64	$11.42	$5.21	$11.78
$11.80	$12.58	$15.65	$11.41	$5.22	$11.78
$11.80	$12.58	$15.65	$11.41	$5.22	$11.78

See Notes to Financial Statements.	159

Statements of Operations

For the Year Ended September 30, 2019

	Short Duration	Intermediate
Investment income:
Interest and other	$34,053,263	$144,732,116
Interest earned from Interfund Lending (See Note 11)	–	1,344
Total investment income	34,053,263	144,733,460
Expenses:
Management fee	4,674,785	16,302,275
12b-1 distribution plan-Class A	1,218,839	3,045,335
12b-1 distribution plan-Class C	816,724	3,294,096
12b-1 distribution plan-Class F	531,545	1,688,111
Interest expense and fees (See Note 2(h))	–	25,390
Shareholder servicing	592,060	2,209,088
Fund administration	549,975	1,685,576
Registration	213,342	255,437
Professional	82,561	252,037
Reports to shareholders	57,251	185,326
Directors’ fees	50,536	140,767
Custody	14,221	40,881
Other	147,088	258,798
Gross expenses	8,948,927	29,383,117
Expense reductions (See Note 9)	(48,240)	(149,123)
Fees waived and expenses reimbursed (See Note 3)	(155,263)	–
Net expenses	8,745,424	29,233,994
Net investment income	25,307,839	115,499,466
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	885,389	(10,589,888)
Net realized loss on futures contracts	–	(1,799,934)
Net change in unrealized appreciation/depreciation on investments	29,809,083	230,220,416
Net change in unrealized appreciation/depreciation on futures contracts	–	–
Net realized and unrealized gain	30,694,472	217,830,594
Net Increase in Net Assets Resulting From Operations	$56,002,311	$333,330,060

160	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$93,408,563	$123,108,357	$11,957,269	$12,892,049	$3,720,756	$12,237,966
–	–	–	–	–	–
93,408,563	123,108,357	11,957,269	12,892,049	3,720,756	12,237,966

9,632,132	11,599,613	1,350,488	1,533,029	477,391	1,660,356
3,306,587	2,721,373	287,183	444,202	176,317	544,249
1,169,737	2,653,242	90,105	279,233	–	321,587
420,404	655,057	129,355	55,528	15,828	45,223
593,938	92,534	–	–	–	–
1,247,756	1,207,654	226,526	127,932	45,513	158,219
929,984	1,009,961	135,049	136,269	42,435	147,587
268,292	237,692	115,007	74,048	57,128	72,468
174,351	426,120	50,773	41,304	40,384	48,090
104,545	111,708	17,158	15,259	7,849	16,792
85,857	88,388	11,538	12,064	3,763	13,313
25,120	25,711	8,325	6,497	4,647	8,333
337,662	220,614	60,334	61,753	23,750	63,499
18,296,365	21,049,667	2,481,841	2,787,118	895,005	3,099,716
(81,268)	(88,605)	(11,790)	(11,865)	(3,780)	(13,058)
–	–	(784,538)	–	(41,429)	–
18,215,097	20,961,062	1,685,513	2,775,253	849,796	3,086,658
75,193,466	102,147,295	10,271,756	10,116,796	2,870,960	9,151,308

(2,283,902)	(16,530,605)	125,331	(240,491)	(436,056)	(1,554,172)
(4,479,758)	(9,358,678)	(637,449)	(1,144,415)	(196,653)	(858,633)

147,647,669	171,342,976	12,399,041	21,735,799	6,999,110	24,674,270

535,538	518,314	14,898	121,821	2,424	(16,105)
141,419,547	145,972,007	11,901,821	20,472,714	6,368,825	22,245,360

$216,613,013	$248,119,302	$22,173,577	$30,589,510	$9,239,785	$31,396,668

See Notes to Financial Statements.	161

Statements of Changes in Net Assets

	Short Duration
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2019	September 30, 2018
Operations:
Net investment income	$25,307,839	$20,108,649
Net realized gain (loss) on investments and futures contracts	885,389	(8,094,792)
Net change in unrealized appreciation/depreciation on investments and futures contracts	29,809,083	(13,040,891)
Net increase (decrease) in net assets resulting from operations	56,002,311	(1,027,034)
Distributions to shareholders:(1)
Class A	(11,102,652)	(9,605,897)
Class B	–	–
Class C	(1,223,586)	(938,411)
Class F	(10,200,546)	(8,092,579)
Class F3	(627,080)	(233,196)
Class I	(2,062,813)	(1,201,020)
Class T	–	(106)
Total distributions to shareholders	(25,216,677)	(20,071,209)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	633,289,014	561,558,316
Net proceeds from reorganizations (See Note 15)	–	–
Reinvestment of distributions	14,833,442	11,562,159
Cost of shares reacquired	(580,503,220)	(803,306,228)
Net increase (decrease) in net assets resulting from capital share transactions	67,619,236	(230,185,753)
Net increase (decrease) in net assets	98,404,870	(251,283,996)
NET ASSETS:
Beginning of year	$1,354,118,721	$1,605,402,717
End of year	$1,452,523,591	$1,354,118,721
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

162	See Notes to Financial Statements.

Intermediate		National
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

$115,499,466	$109,517,925	$75,193,466	$66,062,363
(12,389,822)	(14,308,835)	(6,763,660)	3,666,016

230,220,416	(89,742,337)	148,183,207	(48,784,217)
333,330,060	5,466,753	216,613,013	20,944,162

(41,310,609)	(39,655,549)	(53,305,962)	(48,683,027)
–	(3,018)	–	(4,433)
(8,588,040)	(9,390,724)	(3,716,398)	(3,971,879)
(47,407,280)	(44,868,051)	(13,855,561)	(10,317,066)
(876,817)	(569,663)	(1,134,009)	(670,025)
(16,460,316)	(13,599,387)	(2,498,383)	(1,632,706)
–	(204)	–	–
(114,643,062)	(108,086,596)	(74,510,313)	(65,279,136)

1,483,143,895	1,304,640,436	1,014,397,694	404,201,012
–	–	201,497,691	–
82,576,652	76,238,092	63,602,976	56,368,934
(1,283,567,951)	(1,505,458,002)	(463,562,176)	(467,482,957)

282,152,596	(124,579,474)	815,936,185	(6,913,011)
500,839,594	(227,199,317)	958,038,885	(51,247,985)

$4,162,807,750	$4,390,007,067	$1,984,161,250	$2,035,409,235
$4,663,647,344	$4,162,807,750	$2,942,200,135	$1,984,161,250

See Notes to Financial Statements.	163

Statements of Changes in Net Assets (continued)

	High Yield
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2019	September 30, 2018
Operations:
Net investment income	$102,147,295	$85,123,448
Net realized gain (loss) on investments and futures contracts	(25,889,283)	(12,146,987)
Net change in unrealized appreciation/depreciation on investments and futures contracts	171,861,290	23,117,992
Net increase in net assets resulting from operations	248,119,302	96,094,453
Distributions to shareholders:(1)
Class A	(54,378,652)	(46,372,740)
Class C	(10,825,891)	(11,674,662)
Class F	(26,687,299)	(20,010,480)
Class F3	(765,103)	(464,184)
Class I	(7,092,945)	(3,960,291)
Class T	–	(333)
Total distributions to shareholders	(99,749,890)	(82,482,690)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	1,450,425,923	601,913,158
Reinvestment of distributions	83,997,743	68,725,921
Cost of shares reacquired	(563,600,452)	(688,187,684)
Net increase (decrease) in net assets resulting from capital share transactions	970,823,214	(17,548,605)
Net increase (decrease) in net assets	1,119,192,626	(3,936,842)
NET ASSETS:
Beginning of year	$2,166,484,880	$2,170,421,722
End of year	$3,285,677,506	$2,166,484,880
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

164	See Notes to Financial Statements.

Short Duration High Yield		California
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

$10,271,756	$6,937,247	$10,116,796	$9,292,769
(512,118)	(2,475,363)	(1,384,906)	1,669,850

12,413,939	(244,121)	21,857,620	(7,534,201)
22,173,577	4,217,763	30,589,510	3,428,418

(4,125,381)	(2,857,095)	(6,597,653)	(6,061,320)
(233,121)	(181,800)	(812,708)	(982,612)
(3,836,530)	(2,723,455)	(1,694,056)	(1,596,140)
(165,778)	(88,273)	(185,869)	(97,582)
(1,494,292)	(742,670)	(713,640)	(444,831)
–	–	–	–
(9,855,102)	(6,593,293)	(10,003,926)	(9,182,485)

247,090,432	153,832,011	186,394,154	70,594,849
9,585,584	6,504,730	8,582,675	7,898,316
(126,733,086)	(94,570,957)	(70,874,978)	(83,423,286)

129,942,930	65,765,784	124,101,851	(4,930,121)
142,261,405	63,390,254	144,687,435	(10,684,188)

$274,114,762	$210,724,508	$299,260,584	$309,944,772
$416,376,167	$274,114,762	$443,948,019	$299,260,584

See Notes to Financial Statements.	165

Statements of Changes in Net Assets (concluded)

	New Jersey
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2019	September 30, 2018
Operations:
Net investment income	$2,870,960	$2,615,407
Net realized gain (loss) on investments and futures contracts	(632,709)	1,365,504
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,001,534	(2,424,033)
Net increase in net assets resulting from operations	9,239,785	1,556,878
Distributions to shareholders:(1)
Class A	(2,370,095)	(2,188,429)
Class C	–	–
Class F	(438,770)	(370,252)
Class F3	(6,158)	(3,575)
Class I	(53,885)	(33,722)
Total distributions to shareholders	(2,868,908)	(2,595,978)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	38,600,980	22,512,530
Reinvestment of distributions	2,368,422	2,104,213
Cost of shares reacquired	(19,994,576)	(28,743,319)
Net increase (decrease) in net assets resulting from capital share transactions	20,974,826	(4,126,576)
Net increase (decrease) in net assets	27,345,703	(5,165,676)
NET ASSETS:
Beginning of year	$95,699,648	$100,865,324
End of year	$123,045,351	$95,699,648
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

166	See Notes to Financial Statements.

New York
For the	For the
Year Ended	Year Ended
September 30, 2019	September 30, 2018

$9,151,308	$8,731,409
(2,412,805)	994,600

24,658,165	(9,011,603)
31,396,668	714,406

(6,935,314)	(6,461,211)
(767,665)	(896,394)
(1,196,262)	(1,131,071)
(26,421)	(22,087)
(304,385)	(185,897)
(9,230,047)	(8,696,660)

146,348,476	50,935,807
7,234,463	6,618,290
(70,726,564)	(77,224,892)

82,856,375	(19,670,795)
105,022,996	(27,653,049)

$342,221,141	$369,874,190
$447,244,137	$342,221,141

See Notes to Financial Statements.	167

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2019	$15.43	$0.29	$ 0.34	$ 0.63	$(0.28)	$15.78
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	15.64
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	15.76
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	15.74
Class C
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	15.64
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	15.77
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	15.74
Class F
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	15.64
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	15.77
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	15.74
Class F3
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
4/4/2017 to 9/30/2017(d)	15.56	0.10	0.09	0.19	(0.10)	15.65
Class I
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	15.65
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	15.77
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	15.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

168	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.15	0.65		0.65		0.66		1.83		$ 632,983	33
0.04	0.65		0.65		0.68		1.38		621,383	55
0.26	0.65		0.65		0.71		1.08		777,769	23
1.27	0.65		0.65		0.71		1.08		1,060,240	23
0.63	0.65		0.65		0.70		1.02		1,056,101	26

3.52	1.26		1.26		1.28		1.22		86,435	33
(0.57)	1.26		1.26		1.29		0.77		106,989	55
(0.36)	1.27		1.27		1.33		0.47		138,173	23
0.65	1.27		1.27		1.33		0.47		180,900	23
0.01	1.27		1.27		1.33		0.39		200,818	26

4.25	0.55		0.55		0.56		1.92		577,258	33
0.14	0.55		0.55		0.58		1.48		507,085	55
0.35	0.55		0.55		0.61		1.18		641,013	23
1.37	0.55		0.55		0.61		1.18		803,775	23
0.73	0.55		0.55		0.60		1.11		724,280	26

4.44	0.42		0.42		0.43		2.04		46,899	33
0.19	0.43		0.43		0.44		1.63		19,703	55
1.23 (e)	0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

4.35	0.45		0.45		0.46		2.02		108,949	33
0.17	0.45		0.45		0.47		1.60		98,960	55
0.52	0.45		0.45		0.51		1.28		47,491	23
1.47	0.45		0.45		0.51		1.27		67,127	23
0.83	0.45		0.45		0.50		1.20		44,295	26

See Notes to Financial Statements.	169

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2019	$10.60	$0.30	$ 0.57	$ 0.87	$(0.30)	$ –		$(0.30)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–		(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	–	(d)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)		(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–		(0.30)
Class C
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	–		(0.23)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–		(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	–	(d)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)		(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–		(0.23)
Class F
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	–		(0.31)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–		(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	–	(d)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)		(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–		(0.31)
Class F3
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	–		(0.32)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(e)	10.66	0.13	0.21	0.34	(0.14)	–	(d)	(0.14)
Class I
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	–		(0.32)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–		(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(d)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)		(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–		(0.32)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

170	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.17	8.27	0.70		0.70		0.71		2.73		$1,704,883	19
10.60	0.20	0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18	0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53	0.70		0.70		0.70		2.62		2,000,225	8
10.80	2.52	0.71		0.71		0.71		2.84		1,592,318	12

11.16	7.62	1.31		1.31		1.32		2.13		390,735	19
10.59	(0.42)	1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)	1.33		1.33		1.33		1.84		540,427	23
11.09	4.87	1.33		1.33		1.33		2.00		657,981	8
10.79	1.89	1.33		1.33		1.33		2.22		564,502	12

11.17	8.38	0.60		0.60		0.61		2.83		1,871,641	19
10.60	0.30	0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28	0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63	0.60		0.60		0.60		2.72		1,983,052	8
10.80	2.62	0.61		0.61		0.61		2.94		1,447,425	12

11.18	8.62	0.46		0.46		0.47		2.94		43,659	19
10.60	0.34	0.46		0.46		0.46		2.80		24,227	23
10.86	3.16 (f)	0.46	(g)	0.46	(g)	0.46	(g)	2.52	(g)	441	23

11.17	8.48	0.50		0.50		0.51		2.92		652,729	19
10.60	0.40	0.50		0.50		0.50		2.77		528,933	23
10.85	0.38	0.50		0.50		0.50		2.66		336,447	23
11.10	5.74	0.50		0.50		0.50		2.79		316,391	8
10.80	2.63	0.51		0.51		0.51		3.02		164,325	12

See Notes to Financial Statements.	171

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2019	$11.11	$0.37	$0.69	$1.06	$(0.37)	$11.80
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
Class C
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
Class F
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
Class F3
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(d)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

172	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover Rate (%)

9.70		0.77		0.75		3.25		$2,011,535	11
1.03		0.77		0.74		3.28		1,484,381	32
0.43		0.76		0.74		3.34		1,496,723	31
7.68		0.77		0.74		3.52		1,591,375	16
3.16		0.77		0.75		3.61		1,404,309	29

9.01		1.39		1.37		2.63		165,263	11
0.49		1.39		1.36		2.66		131,631	32
(0.19)		1.39		1.37		2.72		164,380	31
6.91		1.39		1.37		2.90		198,789	16
2.61		1.40		1.38		2.98		172,774	29

9.80		0.67		0.65		3.32		594,320	11
1.12		0.67		0.64		3.37		299,777	32
0.53		0.66		0.64		3.43		333,595	31
7.78		0.67		0.64		3.59		318,012	16
3.25		0.67		0.65		3.70		186,722	29

9.95		0.53		0.50		3.42		59,942	11
1.34		0.53		0.50		3.50		21,499	32
3.80	(e)	0.52	(f)	0.50	(f)	3.50	(f)	16,732	31

9.91		0.57		0.55		3.40		111,141	11
1.31		0.57		0.54		3.48		46,873	32
0.63		0.56		0.54		3.49		23,240	31
7.77		0.57		0.54		3.60		9,658	16
3.34		0.57		0.55		3.77		2,442	29

See Notes to Financial Statements.	173

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2019	$11.93	$0.50	$ 0.66	$1.16	$(0.49)	$12.60
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
Class C
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
Class F
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
Class F3
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90
4/4/2017 to 9/30/2017(d)	11.79	0.24	0.03	0.27	(0.24)	11.82
Class I
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

174	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.94		0.79		0.79		0.79		4.09		$1,728,665	11
4.83		0.82		0.81		0.82		4.09		1,217,482	30
1.41		0.80		0.79		0.80		4.31		1,182,782	30
10.28		0.80		0.79		0.80		4.71		1,273,114	16
3.36		0.84		0.83		0.87		4.82		1,141,428	31

9.34		1.42		1.42		1.42		3.48		346,925	11
4.18		1.44		1.43		1.44		3.48		309,743	30
0.79		1.43		1.42		1.43		3.70		380,228	30
9.51		1.42		1.41		1.42		4.09		441,499	16
2.81		1.47		1.46		1.50		4.20		397,615	31

10.13		0.69		0.69		0.69		4.16		895,691	11
4.84		0.72		0.71		0.72		4.18		517,484	30
1.51		0.70		0.69		0.70		4.39		540,945	30
10.39		0.70		0.69		0.70		4.80		490,913	16
3.55		0.74		0.73		0.77		4.92		404,172	31

10.28		0.55		0.55		0.55		4.24		32,101	11
4.98		0.58		0.57		0.58		4.30		13,249	30
4.11	(e)	0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

10.25		0.59		0.59		0.59		4.22		282,296	11
4.94		0.62		0.61		0.62		4.27		108,526	30
1.57		0.60		0.59		0.60		4.42		64,707	30
10.41		0.60		0.58		0.60		4.82		68,122	16
3.64		0.64		0.63		0.67		4.99		11,061	31

See Notes to Financial Statements.	175

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2019	$15.10	$0.46	$0.52	$0.98	$(0.44)	$–		$(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(c)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
6/1/2015 to 9/30/2015(d)	15.00	0.13	0.03	0.16	(0.12)	–		(0.12)
Class C
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(c)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
6/1/2015 to 9/30/2015(d)	15.00	0.10	0.02	0.12	(0.08)	–		(0.08)
Class F
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(c)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
6/1/2015 to 9/30/2015(d)	15.00	0.14	0.02	0.16	(0.12)	–		(0.12)
Class F3
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(c)	(0.44)
4/4/2017 to 9/30/2017(g)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(c)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)
6/1/2015 to 9/30/2015(d)	15.00	0.15	0.02	0.17	(0.13)	–		(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on June 1, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

176	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.64	6.59		0.55		0.78		2.99		$176,214	29
15.10	1.59		0.55		0.78		2.83		121,804	29
15.26	1.06		0.55		0.81		2.86		90,165	17
15.52	5.93		0.55		0.92		2.74		54,470	12
15.04	1.06	(e)	0.55	(f)	1.69	(f)	2.69	(f)	12,019	1

15.65	5.90		1.21		1.44		2.34		12,303	29
15.11	0.98		1.22		1.45		2.17		8,851	29
15.26	0.32		1.29		1.56		2.14		8,782	17
15.52	5.11		1.31		1.68		1.94		8,661	12
15.04	0.78	(e)	1.35	(f)	2.42	(f)	1.98	(f)	852	1

15.64	6.70		0.45		0.68		3.08		156,308	29
15.10	1.69		0.45		0.68		2.93		109,580	29
15.26	1.16		0.45		0.71		2.96		87,848	17
15.51	6.03		0.45		0.82		2.81		41,758	12
15.04	1.09	(e)	0.45	(f)	1.59	(f)	2.76	(f)	9,072	1

15.65	6.86		0.30		0.53		3.24		6,546	29
15.11	1.91		0.29		0.53		3.06		3,812	29
15.27	3.33	(e)	0.29	(f)	0.56	(f)	3.02	(f)	221	17

15.65	6.80		0.35		0.59		3.18		65,005	29
15.11	1.86		0.35		0.58		3.03		30,068	29
15.26	1.26		0.35		0.61		3.06		23,707	17
15.52	6.13		0.35		0.74		2.80		6,837	12
15.04	1.12	(e)	0.35	(f)	1.45	(f)	2.97	(f)	619	1

See Notes to Financial Statements.	177

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2019	$10.76	$0.33	$0.66	$0.99	$(0.33)	$11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
Class C
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (d)	0.31	(0.30)	10.85
Class F
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
Class F3
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(e)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (d)	0.39	(0.39)	10.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

178	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.34	0.79		0.79		0.79		3.00		$289,148	15
1.20	0.79		0.79		0.79		3.07		197,080	28
(0.12)	0.79		0.78		0.79		3.15		204,019	27
7.80	0.79		0.78		0.79		3.30		234,470	8
3.54	0.82		0.81		0.82		3.44		185,379	15

8.68	1.40		1.40		1.40		2.39		42,957	15
0.58	1.41		1.41		1.41		2.45		33,793	28
(0.85)	1.43		1.43		1.43		2.51		45,450	27
7.21	1.42		1.41		1.42		2.66		54,658	8
2.89	1.45		1.45		1.45		2.80		39,790	15

9.55	0.69		0.69		0.69		3.08		73,687	15
1.21	0.69		0.69		0.69		3.17		49,601	28
(0.02)	0.69		0.68		0.69		3.23		53,111	27
7.90	0.69		0.68		0.69		3.39		53,059	8
3.64	0.72		0.71		0.72		3.52		36,482	15

9.59	0.56		0.56		0.56		3.19		8,373	15
1.42	0.56		0.56		0.56		3.28		3,949	28
3.30 (f)	0.56	(g)	0.52	(g)	0.56	(g)	3.39	(g)	2,243	27

9.56	0.58		0.58		0.58		3.18		29,782	15
1.40	0.59		0.59		0.59		3.27		14,836	28
(0.01)	0.59		0.58		0.59		3.34		5,121	27
8.10	0.58		0.58		0.58		3.47		4,802	8
3.63	0.61		0.61		0.61		3.61		2,309	15

See Notes to Financial Statements.	179

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2019	$4.91	$0.14	$0.30	$0.44	$(0.14)	$5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
Class F
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
Class F3
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
4/4/2017 to 9/30/2017(d)	4.87	0.07	0.10	0.17	(0.07)	4.97
Class I
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

180	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

9.00		0.82		0.82		0.86		2.69		$99,027	4
1.75		0.82		0.82		0.88		2.77		79,108	20
(0.08)		0.82		0.82		0.86		2.93		89,916	24
8.53		0.83		0.83		0.86		3.21		98,152	13
1.74		0.86		0.86		0.86		3.39		90,126	17

9.10		0.72		0.72		0.76		2.77		20,893	4
1.85		0.72		0.72		0.78		2.86		15,243	20
0.02		0.72		0.72		0.75		3.01		10,605	24
8.63		0.73		0.73		0.76		3.28		9,602	13
1.84		0.76		0.76		0.76		3.49		6,197	17

9.22		0.58		0.58		0.63		2.79		531	4
1.99		0.58		0.58		0.64		2.99		139	20
3.55	(e)	0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

9.20		0.62		0.62		0.66		2.86		2,593	4
1.95		0.62		0.62		0.68		2.97		1,209	20
0.30		0.62		0.62		0.65		3.10		334	24
8.76		0.62		0.62		0.65		3.28		129	13
2.00		0.62		0.62		0.62		3.65		13	17

See Notes to Financial Statements.	181

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
9/30/2019	$11.08	$0.29	$0.69	$0.98	$(0.29)	$–	(d)	$(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		(0.29)
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	–		(0.32)
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	–		(0.35)
Class C
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(d)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		(0.22)
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	–		(0.25)
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	–		(0.28)
Class F
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(d)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		(0.30)
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	–		(0.33)
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	–		(0.36)
Class F3
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(d)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(e)	11.18	0.15	0.15	0.30	(0.15)	–		(0.15)
Class I
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(d)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		(0.31)
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	–		(0.34)
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	–		(0.37)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

182	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.77	8.98	0.79		0.79		2.52		$332,822	7
11.08	0.36	0.79		0.79		2.51		249,147	19
11.32	(0.31)	0.78		0.78		2.57		269,490	19
11.65	7.05	0.78		0.78		2.80		315,511	20
11.19	2.80	0.79		0.79		3.15		283,229	10

11.75	8.33	1.40		1.40		1.92		45,213	7
11.06	(0.36)	1.41		1.41		1.89		39,551	19
11.31	(0.95)	1.42		1.42		1.95		53,453	19
11.63	6.37	1.43		1.43		2.15		67,239	20
11.18	2.23	1.44		1.43		2.50		55,562	10

11.78	9.08	0.69		0.69		2.62		55,301	7
11.09	0.46	0.69		0.69		2.60		44,093	19
11.33	(0.21)	0.68		0.68		2.67		44,826	19
11.66	7.14	0.68		0.68		2.87		43,186	20
11.20	2.90	0.69		0.69		3.24		27,788	10

11.78	9.32	0.56		0.56		2.74		1,234	7
11.08	0.49	0.55		0.55		2.73		896	19
11.33	2.67 (f)	0.56	(g)	0.56	(g)	2.70	(g)	10	19

11.78	9.29	0.59		0.59		2.72		12,674	7
11.08	0.47	0.59		0.59		2.71		8,534	19
11.33	(0.11)	0.58		0.58		2.75		2,095	19
11.66	7.25	0.58		0.58		2.96		1,652	20
11.20	3.10	0.60		0.59		3.34		1,104	10

See Notes to Financial Statements.	183

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

On March 22, 2019, National acquired the net assets of Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”), which was another fund of the Company. Refer to Note 15 for additional information.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2016 through September 30, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2019, as well as the average trust certificates for the fiscal year ended September 30, 2019:

Notes to Financial Statements (continued)

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	1,000,000
National	25,000,000	1.61% – 1.64%	53,646,150	26,000,000
High Yield	–	–	–	3,350,000
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2019, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the fiscal year ended September 30, 2019, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Notes to Financial Statements (continued)

Net Effective Management Fee
Short Duration	.33%
Intermediate	.39%
National	.41%
High Yield	.46%
Short Duration High Yield	.17%
California	.45%
New Jersey	.41%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period ended January 31, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Classes
Fund	A, C, F and I	F3
Short Duration	.45%	.43%
High Yield	.62%	.58%
Short Duration High Yield	.35%	.29%
California	.61%	.58%
New Jersey	.62%	.58%

For the period February 1, 2019 through January 31, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rate:

	Classes
Fund	A, C, F and I	F3
Short Duration	.45%	.42%
Short Duration High Yield	.35%	.30%
New Jersey	.62%	.58%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2019:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$26,712	$153,579
Intermediate	147,420	843,672
National	271,884	1,595,223
High Yield	214,124	1,247,878
Short Duration High Yield	19,743	99,108
California	27,079	157,538
New Jersey	9,454	52,001
New York	21,694	120,493

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2019:

	Class A	Class C
Short Duration	$21,156	$12,132
Intermediate	73,817	15,285
National	43,517	6,727
High Yield	81,167	22,209
Short Duration High Yield	8,960	2,439
California	13,522	667
New Jersey	156	–
New York	163	1,765

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2019 and fiscal year ended September 30, 2018 were as follows:

	Short Duration		Intermediate
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
Distributions paid from:
Tax-exempt income	$25,179,148	$20,071,209	$112,709,907	$106,198,887
Ordinary income	37,529	–	1,933,155	1,887,709
Net long-term capital gains	–	–	–	–
Total distributions paid	$25,216,677	$20,071,209	$114,643,062	$108,086,596

Notes to Financial Statements (continued)

	National		High Yield
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
Distributions paid from:
Tax-exempt income	$74,182,370	$64,727,803	$97,984,704	$80,608,517
Ordinary income	327,943	551,333	1,765,186	1,874,173
Total distributions paid	$74,510,313	$65,279,136	$99,749,890	$82,482,690

	Short Duration High Yield		California
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
Distributions paid from:
Tax-exempt income	$9,521,608	$6,470,385	$9,924,467	$9,111,146
Ordinary income	333,494	88,644	79,459	71,339
Net long-term capital gains	–	34,264	–	–
Total distributions paid	$9,855,102	$6,593,293	$10,003,926	$9,182,485

	New Jersey		New York
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
Distributions paid from:
Tax-exempt income	$2,868,908	$2,461,378	$9,119,671	$8,647,092
Ordinary income	–	134,600	–	49,568
Net long-term capital gains	–	–	110,376	–
Total distributions paid	$2,868,908	$2,595,978	$9,230,047	$8,696,660

As of September 30, 2019, the components of accumulated gains on a tax-basis were as follows:

		Short Duration	Intermediate	National
Undistributed tax-exempt income – net		$932,679	$10,610,337	$5,781,203
Total undistributed earnings		932,679	10,610,337	5,781,203
Capital loss carryforwards*		(19,761,868)	(52,269,111)	(25,793,195)
Temporary differences		(321,967)	(627,144)	(545,057)
Unrealized gains (losses) - net		25,525,027	262,986,803	198,426,001
Total accumulated gains (losses) – net		$6,373,871	$220,700,885	$177,868,952

		High Yield	Short Duration High Yield	California
Undistributed tax-exempt income – net		$15,506,736	$596,602	$73,159
Total undistributed earnings		15,506,736	596,602	73,159
Capital loss carryforwards*		(128,785,297)	(3,015,129)	(1,209,441)
Temporary differences		(372,789)	(19,072)	(105,255)
Unrealized gains – net		206,070,084	13,706,624	30,158,233
Total accumulated gains (losses) – net		$92,418,734	$11,269,025	$28,916,696

		New Jersey	New York
Capital loss carryforwards*		$(630,452)	$(2,400,424)
Temporary differences		(38,173)	(558,005)
Unrealized gains (losses) – net		5,699,066	22,392,350
Total accumulated gains (losses) – net		$5,030,441	$19,433,921

*	The capital losses will carry forward indefinitely.

Notes to Financial Statements (continued)

As of September 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,423,406,247	$27,067,522	$(1,542,495)	$25,525,027
Intermediate	4,391,628,266	275,348,318	(12,361,515)	262,986,803
National	2,748,964,627	215,676,232	(17,250,231)	198,426,001
High Yield	3,090,025,904	268,064,087	(61,994,003)	206,070,084
Short Duration High Yield	405,553,339	14,151,169	(444,545)	13,706,624
California	413,037,223	30,341,404	(183,171)	30,158,233
New Jersey	115,294,126	7,700,858	(2,001,792)	5,699,066
New York	420,604,311	24,134,858	(1,742,508)	22,392,350

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, futures and wash sales.

Permanent items identified during the fiscal year ended September 30, 2019 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Total Distributable Earnings (Loss)	Paid-in Capital
National	$148,972	$(148,972)
High Yield	36,257,876	(36,257,876)
California	502,921	(502,921)
New Jersey	1,290,500	(1,290,500)

The permanent differences are attributable to the expiration of capital loss carryforwards and the tax treatment of certain expenses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2019 were as follows:

	Purchases	Sales
Short Duration	$538,681,649	$402,067,034
Intermediate	1,101,408,036	768,508,967
National	859,062,421	244,410,466
High Yield	1,256,433,186	279,866,093
Short Duration High Yield	230,694,220	96,965,826
California	167,572,658	51,589,494
New Jersey	25,044,177	4,500,190
New York	104,710,179	$25,945,482

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2019.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2019 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

As of September 30, 2019, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2019:

			Net Change
	Net Unrealized		in Unrealized	Average
	Appreciation as of	Net	Appreciation	Number of
	September 30, 2019	Realized Loss	(Depreciation)	Contracts*
Short Duration	$–	$–	$–	–
Intermediate	–	(1,799,934)	–	43
National	645,391	(4,479,758)	535,538	155
High Yield	1,161,185	(9,358,676)	518,319	335
Short Duration High Yield	65,665	(637,449)	14,898	96
California	121,821	(1,144,415)	121,821	33
New Jersey	16,886	(196,653)	2,424	7
New York	62,345	(858,633)	(16,105)	35
*	Calculated based on the number of contracts for the fiscal year ended September 30, 2019.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2019, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (continued)

Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period December 21, 2018 through August 7, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.1 billion whereas SSB participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the fiscal year ended September 30, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

During the fiscal year ended September 30, 2019, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

	Average	Average	Interest
Fund	Loan	Interest Rate	Income*
Intermediate	$22,000,000	2.23%	$1,344
*	Included in the Statement of Operations

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic

Notes to Financial Statements (continued)

or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
Short Duration	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,435,188	$209,502,216	12,605,112	$195,643,614
Converted from Class C **	821,030	12,931,687	67,497	1,042,928
Reinvestment of distributions	504,028	7,874,047	425,260	6,586,559
Shares reacquired	(14,928,991)	(232,297,004)	(22,535,343)	(349,521,480)
Decrease	(168,745)	$(1,989,054)	(9,437,474)	$(146,248,379)

Class C Shares
Shares sold	1,302,980	$20,230,172	706,842	$10,970,037
Reinvestment of distributions	51,225	799,922	39,583	612,927
Shares reacquired	(1,991,189)	(30,980,830)	(2,576,057)	(39,936,569)
Converted to Class A **	(821,030)	(12,931,687)	(67,497)	(1,042,928)
Decrease	(1,458,014)	$(22,882,423)	(1,897,129)	$(29,396,533)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Short Duration	September 30, 2019		September 30, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	18,877,745	$294,345,308	15,223,825	$236,076,550
Reinvestment of distributions	227,739	3,559,146	192,332	2,979,060
Shares reacquired	(15,395,668)	(239,611,343)	(23,520,310)	(365,133,844)
Increase (decrease)	3,709,816	$58,293,111	(8,104,153)	$(126,078,234)

Class F3 Shares
Shares sold	2,352,844	$36,859,048	1,490,436	$23,205,747
Reinvestment of distributions	40,192	629,485	15,128	234,309
Shares reacquired	(699,089)	(10,945,629)	(289,464)	(4,486,626)
Increase	1,693,947	$26,542,904	1,216,100	$18,953,430

Class I Shares
Shares sold	4,629,635	$72,352,270	6,155,503	$95,662,368
Reinvestment of distributions	126,078	1,970,842	74,210	1,149,208
Shares reacquired	(4,266,733)	(66,668,414)	(2,851,343)	(44,217,697)
Increase	488,980	$7,654,698	3,378,370	$52,593,879

Class T Shares(a)
Reinvestment of distributions	–	$–	6	$96
Shares reacquired	–	–	(646)	(10,012)
Decrease	–	$–	(640)	$(9,916)

	Year Ended		Year Ended
Intermediate	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	38,966,393	$424,089,621	23,730,557	$254,416,030
Converted from Class B *	–	–	44,982	483,320
Converted from Class C **	2,500,099	27,458,328	1,073,154	11,421,200
Reinvestment of distributions	3,160,415	34,405,211	3,098,994	33,112,754
Shares reacquired	(33,209,420)	(356,342,508)	(38,822,350)	(415,625,920)
Increase (decrease)	11,417,487	$129,610,652	(10,874,663)	$(116,192,616)

Class B Shares
Shares sold	–	$–	19	$202
Reinvestment of distributions	–	–	181	1,952
Shares reacquired	–	–	(15,156)	(161,813)
Converted to Class A *	–	–	(45,029)	(483,320)
Decrease	–	$–	(59,985)	$(642,979)

Class C Shares
Shares sold	4,090,422	$44,567,281	3,244,500	$34,812,139
Reinvestment of distributions	532,694	5,782,313	600,673	6,410,495
Shares reacquired	(7,997,286)	(86,235,332)	(11,736,299)	(125,390,072)
Converted to Class A**	(2,502,892)	(27,458,328)	(1,074,401)	(11,421,200)
Decrease	(5,877,062)	$(63,344,066)	(8,965,527)	$(95,588,638)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Intermediate	September 30, 2019		September 30, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	66,182,420	$716,741,371	60,098,686	$643,928,491
Reinvestment of distributions	2,663,464	29,012,369	2,387,847	25,506,824
Shares reacquired	(59,860,316)	(641,803,899)	(75,495,830)	(810,409,682)
Increase (decrease)	8,985,568	$103,949,841	(13,009,297)	$(140,974,367)

Class F3 Shares
Shares sold	2,363,010	$25,919,003	2,672,481	$28,828,591
Reinvestment of distributions	80,440	879,019	53,558	571,937
Shares reacquired	(822,427)	(8,896,912)	(481,976)	(5,150,584)
Increase	1,621,023	$17,901,110	2,244,063	$24,249,944

Class I Shares
Shares sold	25,035,471	$271,826,619	31,767,054	$342,171,663
Reinvestment of distributions	1,146,891	12,497,740	995,743	10,633,942
Shares reacquired	(17,664,455)	(190,289,300)	(13,862,164)	(148,226,533)
Increase	8,517,907	$94,035,059	18,900,633	$204,579,072

Class T Shares(a)
Reinvestment of distributions	–	$–	18	$188
Shares reacquired	–	–	(944)	(10,078)
Decrease	–	$–	(926)	$(9,890)

	Year Ended		Year Ended
National	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	44,200,806	$509,394,736	18,058,021	$203,551,734
Converted from Class B*	–	–	40,521	458,370
Converted from Class C**	1,036,218	11,919,309	1,610,243	18,019,908
Reinvestment of distributions	4,136,501	47,293,762	3,828,613	43,009,064
Shares reacquired	(23,688,320)	(268,691,161)	(21,761,815)	(244,731,729)
Shares issued in reorganization (See Note 15)	11,159,800	126,998,522	–	–
Increase	36,845,005	$426,915,168	1,775,583	$20,307,347

Class B Shares
Shares sold	–	$–	40	$475
Reinvestment of distributions	–	–	279	3,171
Shares reacquired	–	–	(24,739)	(280,442)
Converted to Class A*	–	–	(40,311)	(458,370)
Decrease	–	$–	(64,731)	$(735,166)

Class C Shares
Shares sold	3,557,708	$41,022,677	1,332,946	$15,053,423
Reinvestment of distributions	245,844	2,812,082	270,888	3,047,283
Shares reacquired	(2,583,705)	(29,278,409)	(2,622,664)	(29,537,687)
Converted to Class A**	(1,035,226)	(11,919,309)	(1,607,505)	(18,019,908)
Shares issued in reorganization (See Note 15)	1,969,571	22,433,415	–	–
Increase (decrease)	2,154,192	$25,070,456	(2,626,335)	$(29,456,889)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
National	September 30, 2019		September 30, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	31,689,010	$362,269,974	11,213,249	$126,070,353
Reinvestment of distributions	869,565	9,954,915	726,276	8,153,999
Shares reacquired	(11,951,223)	(135,941,923)	(14,339,949)	(161,342,616)
Shares issued in reorganization (See Note 15)	2,785,313	31,669,013	–	–
Increase (decrease)	23,392,665	$267,951,979	(2,400,424)	$(27,118,264)

Class F3 Shares
Shares sold	3,214,602	$37,191,285	859,231	$9,664,675
Reinvestment of distributions	99,001	1,138,404	59,803	671,325
Shares reacquired	(648,637)	(7,365,343)	(457,622)	(5,145,638)
Shares issued in reorganization (See Note 15)	480,185	5,459,706	–	–
Increase	3,145,151	$36,424,052	461,412	$5,190,362

Class I Shares
Shares sold	5,632,267	$64,519,022	4,400,287	$49,860,352
Reinvestment of distributions	209,125	2,403,813	132,261	1,484,092
Shares reacquired	(1,954,573)	(22,285,340)	(2,360,435)	(26,444,845)
Shares issued in reorganization (See Note 15)	1,313,723	14,937,035	–	–
Increase	5,200,542	$59,574,530	2,172,113	$24,899,599

	Year Ended		Year Ended
High Yield	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	48,957,842	$598,530,269	20,541,465	$243,040,645
Converted from Class C**	2,637,284	32,479,802	3,648,326	43,273,458
Reinvestment of distributions	3,947,772	47,953,943	3,439,548	40,690,784
Shares reacquired	(20,454,075)	(246,244,649)	(25,432,008)	(300,276,328)
Increase	35,088,823	$432,719,365	2,197,331	$26,728,559

Class C Shares
Shares sold	8,064,233	$98,390,984	3,205,856	$37,938,537
Reinvestment of distributions	739,892	8,969,382	826,613	9,772,619
Shares reacquired	(4,611,686)	(55,721,964)	(6,524,523)	(77,099,193)
Converted to Class A**	(2,635,316)	(32,479,802)	(3,645,603)	(43,273,458)
Increase (decrease)	1,557,123	$19,158,600	(6,137,657)	$(72,661,495)

Class F Shares
Shares sold	41,715,700	$508,006,295	16,324,698	$193,493,068
Reinvestment of distributions	1,603,746	19,535,824	1,190,365	14,088,083
Shares reacquired	(15,656,428)	(188,848,126)	(19,806,295)	(233,777,959)
Increase (decrease)	27,663,018	$338,693,993	(2,291,232)	$(26,196,808)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield	September 30, 2019		September 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,746,338	$21,423,260	1,305,456	$15,380,921
Reinvestment of distributions	62,963	767,122	39,461	466,038
Shares reacquired	(370,202)	(4,451,027)	(379,890)	(4,479,890)
Increase	1,439,099	$17,739,355	965,027	$11,367,069

Class I Shares
Shares sold	18,375,481	$224,075,115	9,503,716	$112,059,987
Reinvestment of distributions	555,068	6,771,472	313,884	3,708,090
Shares reacquired	(5,607,143)	(68,334,686)	(6,176,066)	(72,543,787)
Increase	13,323,406	$162,511,901	3,641,534	$43,224,290

Class T Shares(a)
Reinvestment of distributions	–	$–	26	$307
Shares reacquired	–	–	(879)	(10,527)
Decrease	–	$–	(853)	$(10,220)

	Year Ended		Year Ended
Short Duration High Yield	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,798,755	$88,781,986	4,295,936	$65,055,937
Converted from Class C**	4,789	74,728	6,271	94,694
Reinvestment of distributions	260,035	3,990,296	187,086	2,831,799
Shares reacquired	(2,863,974)	(43,665,310)	(2,332,705)	(35,295,076)
Increase	3,199,605	$49,181,700	2,156,588	$32,687,354

Class C Shares
Shares sold	415,288	$6,339,612	245,188	$3,716,310
Reinvestment of distributions	15,027	230,629	11,853	179,441
Shares reacquired	(225,116)	(3,429,434)	(240,221)	(3,635,781)
Converted to Class A**	(4,789)	(74,728)	(6,271)	(94,694)
Increase	200,410	$3,066,079	10,549	$165,276

Class F Shares
Shares sold	6,168,021	$94,432,698	4,122,480	$62,433,303
Reinvestment of distributions	247,610	3,799,192	177,883	2,692,625
Shares reacquired	(3,678,979)	(56,140,894)	(2,801,179)	(42,436,437)
Increase	2,736,652	$42,090,996	1,499,184	$22,689,491

Class F3 Shares
Shares sold	279,867	$4,273,438	305,473	$4,641,619
Reinvestment of distributions	10,664	163,765	5,860	88,723
Shares reacquired	(124,518)	(1,903,723)	(73,542)	(1,114,532)
Increase	166,013	$2,533,480	237,791	$3,615,810

Class I Shares
Shares sold	3,474,712	$53,262,698	1,187,541	$17,984,842
Reinvestment of distributions	91,058	1,401,702	47,039	712,142
Shares reacquired	(1,401,555)	(21,593,725)	(797,317)	(12,089,131)
Increase	2,164,215	$33,070,675	437,263	$6,607,853

Notes to Financial Statements (continued)

	Year Ended		Year Ended
California	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,978,832	$111,448,358	2,741,903	$29,901,688
Converted from Class C**	270,049	2,961,590	370,533	4,017,166
Reinvestment of distributions	528,355	5,831,767	497,111	5,399,979
Shares reacquired	(3,773,434)	(41,562,384)	(3,907,833)	(42,519,355)
Increase (decrease)	7,003,802	$78,679,331	(298,286)	$(3,200,522)

Class C Shares
Shares sold	1,491,464	$16,696,791	380,185	$4,147,300
Reinvestment of distributions	60,338	665,533	71,859	780,940
Shares reacquired	(661,213)	(7,231,545)	(1,087,781)	(11,834,257)
Converted to Class A**	(269,985)	(2,961,590)	(370,497)	(4,017,166)
Increase (decrease)	620,604	$7,169,189	(1,006,234)	$(10,923,183)

Class F Shares
Shares sold	3,224,764	$35,692,511	1,898,925	$20,674,814
Reinvestment of distributions	107,239	1,185,235	108,098	1,174,023
Shares reacquired	(1,489,378)	(16,147,507)	(2,242,993)	(24,442,629)
Increase (decrease)	1,842,625	$20,730,239	(235,970)	$(2,593,792)

Class F3 Shares
Shares sold	456,030	$5,030,506	207,738	$2,252,714
Reinvestment of distributions	16,858	186,487	9,016	97,832
Shares reacquired	(106,491)	(1,174,421)	(54,262)	(587,656)
Increase	366,397	$4,042,572	162,492	$1,762,890

Class I Shares
Shares sold	1,597,779	$17,525,988	1,244,021	$13,618,333
Reinvestment of distributions	64,587	713,653	41,076	445,542
Shares reacquired	(432,291)	(4,759,121)	(372,344)	(4,039,389)
Increase	1,230,075	$13,480,520	912,753	$10,024,486

	Year Ended		Year Ended
New Jersey	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,227,362	$26,346,363	1,706,553	$8,439,792
Reinvestment of distributions	386,294	1,952,481	357,069	1,757,620
Shares reacquired	(2,721,623)	(13,704,666)	(4,075,874)	(20,169,191)
Increase (decrease)	2,892,033	$14,594,178	(2,012,252)	$(9,971,779)

Class F Shares
Shares sold	2,007,976	$10,191,453	2,551,605	$12,633,256
Reinvestment of distributions	74,694	378,216	63,979	315,031
Shares reacquired	(1,177,739)	(5,833,933)	(1,647,436)	(8,121,397)
Increase	904,931	$4,735,736	968,148	$4,826,890

Notes to Financial Statements (continued)

	Year Ended		Year Ended
New Jersey	September 30, 2019		September 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	90,900	$465,896	48,383	$239,117
Reinvestment of distributions	1,211	6,217	727	3,582
Shares reacquired	(18,550)	(92,466)	(22,923)	(112,837)
Increase	73,561	$379,647	26,187	$129,862

Class I Shares
Shares sold	317,791	$1,597,268	242,417	$1,200,365
Reinvestment of distributions	6,227	31,508	5,682	27,980
Shares reacquired	(72,879)	(363,511)	(69,225)	(339,894)
Increase	251,139	$1,265,265	178,874	$888,451

	Year Ended		Year Ended
New York	September 30, 2019		September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,013,392	$103,748,064	1,891,423	$21,176,454
Converted from Class C**	251,444	2,882,178	532,230	5,925,916
Reinvestment of distributions	498,571	5,695,795	458,313	5,113,920
Shares reacquired	(3,977,862)	(45,041,381)	(4,187,262)	(46,797,380)
Increase (decrease)	5,785,545	$67,284,656	(1,305,296)	$(14,581,090)

Class C Shares
Shares sold	1,172,556	$13,505,156	265,687	$2,978,057
Reinvestment of distributions	48,589	553,337	57,846	644,685
Shares reacquired	(698,004)	(7,848,968)	(942,045)	(10,509,302)
Converted to Class A**	(251,871)	(2,882,178)	(532,770)	(5,925,916)
Increase (decrease)	271,270	$3,327,347	(1,151,282)	$(12,812,476)

Class F Shares
Shares sold	1,840,064	$21,170,374	1,587,936	$17,789,646
Reinvestment of distributions	57,700	658,711	58,358	651,853
Shares reacquired	(1,180,389)	(13,289,862)	(1,624,130)	(18,210,712)
Increase	717,375	$8,539,223	22,164	$230,787

Class F3 Shares
Shares sold	50,739	$580,678	97,050	$1,092,581
Reinvestment of distributions	2,315	26,458	1,987	22,179
Shares reacquired	(29,155)	(326,421)	(19,069)	(212,805)
Increase	23,899	$280,715	79,968	$901,955

Class I Shares
Shares sold	649,106	$7,344,204	702,514	$7,899,069
Reinvestment of distributions	26,232	300,162	16,639	185,653
Shares reacquired	(369,166)	(4,219,932)	(134,037)	(1,494,693)
Increase	306,172	$3,424,434	585,116	$6,590,029
*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on July 24, 2018.

Notes to Financial Statements (concluded)

15.	REORGANIZATION

As of the close of business on March 22, 2019, National acquired the net assets of AMT Free, pursuant to a plan of reorganization. The reorganization permitted AMT Free shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of shares of AMT Free outstanding on March 22, 2019 received shares valued at $201,497,691 of National. AMT Free’s net assets at the date of acquisition, including $8,144,374 of net unrealized appreciation, $298,718 of undistributed net investment income and $(6,500,530) of accumulated net realized losses, were combined with those of National. The cost basis of securities received from AMT Free was carried forward.

The total net assets of AMT Free immediately before the transfer were $201,497,691. Total net assets of National immediately before the transfer were $2,150,472,746. Total net assets of National immediately after the transfer were $2,351,970,437.

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2019:

Class	AMT Free Shares	Conversion Ratio	National Shares	National Amount
A	7,879,445	1.416318	11,159,800	$126,998,522
C	1,392,195	1.414723	1,969,571	22,433,415
F	1,964,920	1.417520	2,785,313	31,669,013
F3	338,368	1.419120	480,185	5,459,706
I	926,207	1.418391	1,313,723	14,937,035

Had the acquisition been completed on October 1, 2018, the beginning of National’s 2019 fiscal year, the Fund’s condensed pro-forma results of operations for the year ended September 30, 2019 would be as follows:

Net investment income:	$78,147,462
Net realized and unrealized gain:	$146,027,374
Net increase in net assets resulting from operations:	$224,174,836

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of AMT Free’s portfolio holdings have been included in National’s Statement of Operations since the date of acquisition.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Short Duration High Yield Municipal Bond Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund, including the schedules of investments as of September 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Fund Income, Inc. as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

November 22, 2019

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of each Fund was held on August 26, 2019. The joint special meeting was held for the purpose of electing members of each Fund’s Board of Directors. Shareholders elected the following ten (10) Directors at the joint special meeting:

•	Eric C. Fast
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Kathleen M. Lutito
•	James M. McTaggart
•	Charles O. Prince
•	Karla M. Rabusch
•	Mark A. Schmid
•	Douglas B. Sieg
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Municipal Income Fund, Inc.

Nominee Votes	Votes For	Votes Withheld
Eric C. Fast	973,679,143.113	20,522,553.694
Evelyn E. Guernsey	976,208,792.661	17,992,904.146
Julie A. Hill	975,804,501.254	18,397,195.553
Kathleen M. Lutito	976,718,880.074	17,482,816.733
James M. McTaggart	973,881,947.629	20,319,749.178
Charles O. Prince	973,207,132.866	20,994,563.941
Karla M. Rabusch	975,379,456.661	18,822,240.146
Mark A. Schmid	974,653,804.113	19,547,892.694
Douglas B. Sieg	974,626,386.986	19,575,309.821
James L.L. Tullis	971,856,814.418	22,344,882.389

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Mr. Sieg is director/trustee of each of the 11 investment companies in the Lord Abbett Family of Funds, which consist of 58 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.
(1969)		Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 11 investment companies in the Lord Abbett Family of Funds, which consist of 58 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).
Jersey City, NJ 07302 (1949)	Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010).
Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey	Director since 2011	Principal Occupation: None.
Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)		Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Director since 2019

Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc.

Other Directorships: Currently serves as director of Johnson & Johnson (2006 – Present). Previously served as director of Xerox Corporation (2008 – 2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: Chairman of Tullis Health Investors – FL LLC (since 2018); CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990 – 2016).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine, Inc. (since 2018), and electroCore, Inc. (since 2018).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005 – 2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005 – 2018).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Fund Treasury and Tax, joined Lord Abbett in 2003.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operating Officer, Global Funds and Risk, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012 – 2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2019 that is tax-exempt dividend income.
Short Duration	99%
Intermediate	98%
National	99%
High Yield	98%
Short Duration High Yield	97%
California	99%
New Jersey	100%
New York	100%
Additionally, of the distributions paid by New York to the shareholders during the fiscal year ended September 30, 2019, $110,376 represent long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/19)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2019 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2019 and 2018 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2019	2018
Audit Fees {a}	$333,600	$361,100
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$333,600	$361,100

Tax Fees {b}	$36,726	$58,016
All Other Fees	- 0 -	- 0 -

Total Fees	$370,326	$419,116

________

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2019 and 2018 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees {a}	$215,383	$200,339

________

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees	$ - 0 -	$ - 0-

________

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 22, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 22, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 22, 2019